REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Brighthouse Variable Annuity Account B
and Board of Directors of
Brighthouse Life Insurance Company of NY

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Brighthouse Variable Annuity Account B (the "Separate Account") of Brighthouse Life Insurance Company of NY (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Sub-Accounts, except for the Sub-Accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Sub-Accounts Comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
BHFTI AB International Bond Sub-Account	For the year ended December 31, 2023	For the years ended December 31, 2023 and 2022	For the years ended December 31, 2023, 2022, 2021, 2020, and the period from April 29, 2019 (commencement of operations) through December 31, 2019
BHFTI SSGA Emerging Markets Enhanced Index Sub-Account	For the year ended December 31, 2023	For the years ended December 31, 2023 and 2022	For the years ended December 31, 2023, 2022, 2021, 2020, and the period from April 29, 2019 (commencement of operations) through December 31, 2019
Janus Henderson Global Sustainable Equity Sub-Account	For the year ended December 31, 2023	For the year ended December 31, 2023, and the period from April 29, 2022 (commencement of operations) through December 31, 2022

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 27, 2024

We have served as the Separate Account's auditor since 2000.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2023

American Funds® Global Growth Sub-Account
Assets:
Investments at fair value	$22,346,426
Due from Brighthouse Life Insurance Company of NY	1
Total Assets	22,346,427
Liabilities:
Due to Brighthouse Life Insurance Company of NY	—
Total Liabilities	—
Net Assets	$22,346,427
Contract Owners' Equity
Net assets from accumulation units	$22,346,051
Net assets from contracts in payout	376
Total Net Assets	$22,346,427

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	American Funds® Global Small Capitalization Sub-Account	American Funds® Growth Sub-Account	American Funds® Growth-Income Sub-Account	American Funds® The Bond Fund of America Sub-Account	BHFTI AB Global Dynamic Allocation Sub-Account
Assets:
Investments at fair value	$3,469,125	$45,211,118	$24,917,158	$7,316,639	$90,805,349
Due from Brighthouse Life Insurance Company of NY	—	54	1	—	—
Total Assets	3,469,125	45,211,172	24,917,159	7,316,639	90,805,349
Liabilities:
Due to Brighthouse Life Insurance Company of NY	—	—	—	—	8
Total Liabilities	—	—	—	—	8
Net Assets	$3,469,125	$45,211,172	$24,917,159	$7,316,639	$90,805,341
Contract Owners' Equity
Net assets from accumulation units	$3,459,405	$45,149,842	$24,865,193	$7,316,639	$90,805,341
Net assets from contracts in payout	9,720	61,330	51,966	—	—
Total Net Assets	$3,469,125	$45,211,172	$24,917,159	$7,316,639	$90,805,341

The accompanying notes are an integral part of these financial statements.

	BHFTI AB International Bond Sub-Account	BHFTI Allspring Mid Cap Value Sub-Account	BHFTI American Funds® Balanced Allocation Sub-Account	BHFTI American Funds® Growth Allocation Sub-Account	BHFTI American Funds® Growth Sub-Account
Assets:
Investments at fair value	$1,568,420	$15,799,702	$213,553,599	$120,233,604	$97,632,761
Due from Brighthouse Life Insurance Company of NY	—	1	1	—	3
Total Assets	1,568,420	15,799,703	213,553,600	120,233,604	97,632,764
Liabilities:
Due to Brighthouse Life Insurance Company of NY	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$1,568,420	$15,799,703	$213,553,600	$120,233,604	$97,632,764
Contract Owners' Equity
Net assets from accumulation units	$1,568,420	$15,763,645	$213,139,536	$120,165,453	$97,632,764
Net assets from contracts in payout	—	36,058	414,064	68,151	—
Total Net Assets	$1,568,420	$15,799,703	$213,553,600	$120,233,604	$97,632,764

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	BHFTI American Funds® Moderate Allocation Sub-Account	BHFTI BlackRock Global Tactical Strategies Sub-Account	BHFTI BlackRock High Yield Sub-Account	BHFTI Brighthouse Asset Allocation 100 Sub-Account	BHFTI Brighthouse Balanced Plus Sub-Account
Assets:
Investments at fair value	$101,421,449	$171,025,602	$62,471,969	$99,597,199	$321,116,966
Due from Brighthouse Life Insurance Company of NY	—	—	2	—	—
Total Assets	101,421,449	171,025,602	62,471,971	99,597,199	321,116,966
Liabilities:
Due to Brighthouse Life Insurance Company of NY	—	—	—	5	—
Total Liabilities	—	—	—	5	—
Net Assets	$101,421,449	$171,025,602	$62,471,971	$99,597,194	$321,116,966
Contract Owners' Equity
Net assets from accumulation units	$101,275,410	$171,025,602	$62,471,311	$99,524,284	$321,116,966
Net assets from contracts in payout	146,039	—	660	72,910	—
Total Net Assets	$101,421,449	$171,025,602	$62,471,971	$99,597,194	$321,116,966

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse Small Cap Value Sub-Account	BHFTI Brighthouse/ abrdn Emerging Markets Equity Sub-Account	BHFTI Brighthouse/ Eaton Vance Floating Rate Sub-Account	BHFTI Brighthouse/ Franklin Low Duration Total Return Sub-Account	BHFTI Brighthouse/ Templeton International Bond Sub-Account
Assets:
Investments at fair value	$25,462,759	$21,655,433	$13,226,483	$13,529,256	$2,106,302
Due from Brighthouse Life Insurance Company of NY	2	—	—	—	—
Total Assets	25,462,761	21,655,433	13,226,483	13,529,256	2,106,302
Liabilities:
Due to Brighthouse Life Insurance Company of NY	—	—	1	3	—
Total Liabilities	—	—	1	3	—
Net Assets	$25,462,761	$21,655,433	$13,226,482	$13,529,253	$2,106,302
Contract Owners' Equity
Net assets from accumulation units	$25,440,302	$21,619,182	$13,220,799	$13,529,253	$2,106,302
Net assets from contracts in payout	22,459	36,251	5,683	—	—
Total Net Assets	$25,462,761	$21,655,433	$13,226,482	$13,529,253	$2,106,302

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	BHFTI Brighthouse/ Wellington Large Cap Research Sub-Account	BHFTI CBRE Global Real Estate Sub-Account	BHFTI Harris Oakmark International Sub-Account	BHFTI Invesco Balanced-Risk Allocation Sub-Account	BHFTI Invesco Comstock Sub-Account
Assets:
Investments at fair value	$1,642,953	$15,582,769	$43,604,537	$32,621,516	$33,429,321
Due from Brighthouse Life Insurance Company of NY	—	2	2	—	—
Total Assets	1,642,953	15,582,771	43,604,539	32,621,516	33,429,321
Liabilities:
Due to Brighthouse Life Insurance Company of NY	—	—	—	1	3
Total Liabilities	—	—	—	1	3
Net Assets	$1,642,953	$15,582,771	$43,604,539	$32,621,515	$33,429,318
Contract Owners' Equity
Net assets from accumulation units	$1,642,953	$15,550,200	$43,538,753	$32,621,515	$33,411,689
Net assets from contracts in payout	—	32,571	65,786	—	17,629
Total Net Assets	$1,642,953	$15,582,771	$43,604,539	$32,621,515	$33,429,318

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Global Equity Sub-Account	BHFTI Invesco Small Cap Growth Sub-Account	BHFTI JPMorgan Core Bond Sub-Account	BHFTI JPMorgan Global Active Allocation Sub-Account	BHFTI JPMorgan Small Cap Value Sub-Account
Assets:
Investments at fair value	$4,165,625	$39,665,864	$30,054,831	$51,698,671	$3,510,658
Due from Brighthouse Life Insurance Company of NY	4,948	—	1	—	—
Total Assets	4,170,573	39,665,864	30,054,832	51,698,671	3,510,658
Liabilities:
Due to Brighthouse Life Insurance Company of NY	—	65	—	3	—
Total Liabilities	—	65	—	3	—
Net Assets	$4,170,573	$39,665,799	$30,054,832	$51,698,668	$3,510,658
Contract Owners' Equity
Net assets from accumulation units	$4,165,625	$39,654,737	$30,038,720	$51,698,668	$3,509,631
Net assets from contracts in payout	4,948	11,062	16,112	—	1,027
Total Net Assets	$4,170,573	$39,665,799	$30,054,832	$51,698,668	$3,510,658

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	BHFTI Loomis Sayles Global Allocation Sub-Account	BHFTI Loomis Sayles Growth Sub-Account	BHFTI MetLife Multi-Index Targeted Risk Sub-Account	BHFTI MFS® Research International Sub-Account	BHFTI Morgan Stanley Discovery Sub-Account
Assets:
Investments at fair value	$19,296,139	$53,586,978	$38,810,609	$24,781,869	$11,233,523
Due from Brighthouse Life Insurance Company of NY	—	—	—	—	—
Total Assets	19,296,139	53,586,978	38,810,609	24,781,869	11,233,523
Liabilities:
Due to Brighthouse Life Insurance Company of NY	—	1	1	3	12
Total Liabilities	—	1	1	3	12
Net Assets	$19,296,139	$53,586,977	$38,810,608	$24,781,866	$11,233,511
Contract Owners' Equity
Net assets from accumulation units	$19,241,976	$53,566,257	$38,810,608	$24,777,343	$11,233,511
Net assets from contracts in payout	54,163	20,720	—	4,523	—
Total Net Assets	$19,296,139	$53,586,977	$38,810,608	$24,781,866	$11,233,511

The accompanying notes are an integral part of these financial statements.

	BHFTI PanAgora Global Diversified Risk Sub-Account	BHFTI PIMCO Inflation Protected Bond Sub-Account	BHFTI PIMCO Total Return Sub-Account	BHFTI Schroders Global Multi-Asset Sub-Account	BHFTI SSGA Emerging Markets Enhanced Index Sub-Account
Assets:
Investments at fair value	$73,852,821	$48,222,978	$103,324,563	$29,955,662	$973,498
Due from Brighthouse Life Insurance Company of NY	—	3	5	—	—
Total Assets	73,852,821	48,222,981	103,324,568	29,955,662	973,498
Liabilities:
Due to Brighthouse Life Insurance Company of NY	4	—	—	1	—
Total Liabilities	4	—	—	1	—
Net Assets	$73,852,817	$48,222,981	$103,324,568	$29,955,661	$973,498
Contract Owners' Equity
Net assets from accumulation units	$73,852,817	$48,195,781	$103,226,431	$29,955,661	$973,498
Net assets from contracts in payout	—	27,200	98,137	—	—
Total Net Assets	$73,852,817	$48,222,981	$103,324,568	$29,955,661	$973,498

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	BHFTI SSGA Growth and Income ETF Sub-Account	BHFTI SSGA Growth ETF Sub-Account	BHFTI T. Rowe Price Large Cap Value Sub-Account	BHFTI T. Rowe Price Mid Cap Growth Sub-Account	BHFTI Victory Sycamore Mid Cap Value Sub-Account
Assets:
Investments at fair value	$83,098,775	$46,033,494	$58,050,395	$59,843,784	$18,801,999
Due from Brighthouse Life Insurance Company of NY	—	—	13	2	1
Total Assets	83,098,775	46,033,494	58,050,408	59,843,786	18,802,000
Liabilities:
Due to Brighthouse Life Insurance Company of NY	—	1	—	—	—
Total Liabilities	—	1	—	—	—
Net Assets	$83,098,775	$46,033,493	$58,050,408	$59,843,786	$18,802,000
Contract Owners' Equity
Net assets from accumulation units	$82,770,110	$46,002,136	$58,045,938	$59,840,279	$18,802,000
Net assets from contracts in payout	328,665	31,357	4,470	3,507	—
Total Net Assets	$83,098,775	$46,033,493	$58,050,408	$59,843,786	$18,802,000

The accompanying notes are an integral part of these financial statements.

	BHFTI Western Asset Management Government Income Sub-Account	BHFTII Baillie Gifford International Stock Sub-Account	BHFTII BlackRock Bond Income Sub-Account	BHFTII BlackRock Capital Appreciation Sub-Account	BHFTII BlackRock Ultra-Short Term Bond Sub-Account
Assets:
Investments at fair value	$25,906,392	$11,922,134	$16,986,015	$16,999,113	$42,384,565
Due from Brighthouse Life Insurance Company of NY	—	1	—	—	—
Total Assets	25,906,392	11,922,135	16,986,015	16,999,113	42,384,565
Liabilities:
Due to Brighthouse Life Insurance Company of NY	2	—	—	8	2
Total Liabilities	2	—	—	8	2
Net Assets	$25,906,390	$11,922,135	$16,986,015	$16,999,105	$42,384,563
Contract Owners' Equity
Net assets from accumulation units	$25,906,390	$11,922,135	$16,978,794	$16,999,105	$42,369,642
Net assets from contracts in payout	—	—	7,221	—	14,921
Total Net Assets	$25,906,390	$11,922,135	$16,986,015	$16,999,105	$42,384,563

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	BHFTII Brighthouse Asset Allocation 20 Sub-Account	BHFTII Brighthouse Asset Allocation 40 Sub-Account	BHFTII Brighthouse Asset Allocation 60 Sub-Account	BHFTII Brighthouse Asset Allocation 80 Sub-Account	BHFTII Brighthouse/ Artisan Mid Cap Value Sub-Account
Assets:
Investments at fair value	$11,690,903	$208,713,924	$403,190,789	$314,611,092	$11,821,834
Due from Brighthouse Life Insurance Company of NY	—	—	—	—	—
Total Assets	11,690,903	208,713,924	403,190,789	314,611,092	11,821,834
Liabilities:
Due to Brighthouse Life Insurance Company of NY	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$11,690,903	$208,713,924	$403,190,789	$314,611,092	$11,821,834
Contract Owners' Equity
Net assets from accumulation units	$11,682,438	$208,148,426	$402,461,835	$314,059,688	$11,809,591
Net assets from contracts in payout	8,465	565,498	728,954	551,404	12,243
Total Net Assets	$11,690,903	$208,713,924	$403,190,789	$314,611,092	$11,821,834

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse/ Dimensional International Small Company Sub-Account	BHFTII Brighthouse/ Wellington Core Equity Opportunities Sub-Account	BHFTII Frontier Mid Cap Growth Sub-Account	BHFTII Jennison Growth Sub-Account	BHFTII Loomis Sayles Small Cap Core Sub-Account
Assets:
Investments at fair value	$4,518,175	$66,752,092	$10,559,205	$78,061,698	$682,358
Due from Brighthouse Life Insurance Company of NY	—	—	1	—	—
Total Assets	4,518,175	66,752,092	10,559,206	78,061,698	682,358
Liabilities:
Due to Brighthouse Life Insurance Company of NY	—	4	—	1	3
Total Liabilities	—	4	—	1	3
Net Assets	$4,518,175	$66,752,088	$10,559,206	$78,061,697	$682,355
Contract Owners' Equity
Net assets from accumulation units	$4,479,022	$66,732,920	$10,539,201	$77,963,176	$682,355
Net assets from contracts in payout	39,153	19,168	20,005	98,521	—
Total Net Assets	$4,518,175	$66,752,088	$10,559,206	$78,061,697	$682,355

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	BHFTII Loomis Sayles Small Cap Growth Sub-Account	BHFTII MetLife Aggregate Bond Index Sub-Account	BHFTII MetLife Mid Cap Stock Index Sub-Account	BHFTII MetLife MSCI EAFE® Index Sub-Account	BHFTII MetLife Russell 2000® Index Sub-Account
Assets:
Investments at fair value	$457,983	$32,331,266	$12,592,095	$8,985,987	$15,098,494
Due from Brighthouse Life Insurance Company of NY	—	1	—	1	2
Total Assets	457,983	32,331,267	12,592,095	8,985,988	15,098,496
Liabilities:
Due to Brighthouse Life Insurance Company of NY	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$457,983	$32,331,267	$12,592,095	$8,985,988	$15,098,496
Contract Owners' Equity
Net assets from accumulation units	$457,983	$32,303,361	$12,582,468	$8,977,009	$15,016,090
Net assets from contracts in payout	—	27,906	9,627	8,979	82,406
Total Net Assets	$457,983	$32,331,267	$12,592,095	$8,985,988	$15,098,496

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Stock Index Sub-Account	BHFTII MFS® Total Return Sub-Account	BHFTII MFS® Value Sub-Account	BHFTII Neuberger Berman Genesis Sub-Account	BHFTII T. Rowe Price Large Cap Growth Sub-Account
Assets:
Investments at fair value	$90,830,482	$5,206,986	$26,773,107	$10,568,610	$52,589,608
Due from Brighthouse Life Insurance Company of NY	—	8,389	—	—	—
Total Assets	90,830,482	5,215,375	26,773,107	10,568,610	52,589,608
Liabilities:
Due to Brighthouse Life Insurance Company of NY	—	—	3	—	1
Total Liabilities	—	—	3	—	1
Net Assets	$90,830,482	$5,215,375	$26,773,104	$10,568,610	$52,589,607
Contract Owners' Equity
Net assets from accumulation units	$90,759,042	$5,152,661	$26,773,104	$10,555,288	$52,589,607
Net assets from contracts in payout	71,440	62,714	—	13,322	—
Total Net Assets	$90,830,482	$5,215,375	$26,773,104	$10,568,610	$52,589,607

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	BHFTII T. Rowe Price Small Cap Growth Sub-Account	BHFTII VanEck Global Natural Resources Sub-Account	BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account	BHFTII Western Asset Management U.S. Government Sub-Account	BlackRock Global Allocation V.I. Sub-Account
Assets:
Investments at fair value	$412,215	$3,231,230	$55,243,964	$29,788,744	$6,005,839
Due from Brighthouse Life Insurance Company of NY	—	1	2	—	—
Total Assets	412,215	3,231,231	55,243,966	29,788,744	6,005,839
Liabilities:
Due to Brighthouse Life Insurance Company of NY	—	—	—	5	—
Total Liabilities	—	—	—	5	—
Net Assets	$412,215	$3,231,231	$55,243,966	$29,788,739	$6,005,839
Contract Owners' Equity
Net assets from accumulation units	$412,215	$3,222,480	$55,110,037	$29,720,646	$6,005,839
Net assets from contracts in payout	—	8,751	133,929	68,093	—
Total Net Assets	$412,215	$3,231,231	$55,243,966	$29,788,739	$6,005,839

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Equity-Income Sub-Account	Fidelity® VIP Mid Cap Sub-Account	FTVIPT Franklin Income VIP Sub-Account	FTVIPT Franklin Mutual Shares VIP Sub-Account
Assets:
Investments at fair value	$20,405,275	$13,612	$11,994,287	$17,542,527	$2,224,678
Due from Brighthouse Life Insurance Company of NY	—	—	4	3	—
Total Assets	20,405,275	13,612	11,994,291	17,542,530	2,224,678
Liabilities:
Due to Brighthouse Life Insurance Company of NY	1	4	—	—	—
Total Liabilities	1	4	—	—	—
Net Assets	$20,405,274	$13,608	$11,994,291	$17,542,530	$2,224,678
Contract Owners' Equity
Net assets from accumulation units	$20,403,232	$13,608	$11,976,148	$17,493,526	$2,211,660
Net assets from contracts in payout	2,042	—	18,143	49,004	13,018
Total Net Assets	$20,405,274	$13,608	$11,994,291	$17,542,530	$2,224,678

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	FTVIPT Franklin Small Cap Value VIP Sub-Account	FTVIPT Templeton Foreign VIP Sub-Account	FTVIPT Templeton Global Bond VIP Sub-Account	Invesco V.I. Equity and Income Sub-Account	Invesco V.I. EQV International Equity Sub-Account
Assets:
Investments at fair value	$3,043,269	$9,464,515	$5,893,915	$12,490,243	$6,618,855
Due from Brighthouse Life Insurance Company of NY	—	1	—	1	1
Total Assets	3,043,269	9,464,516	5,893,915	12,490,244	6,618,856
Liabilities:
Due to Brighthouse Life Insurance Company of NY	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$3,043,269	$9,464,516	$5,893,915	$12,490,244	$6,618,856
Contract Owners' Equity
Net assets from accumulation units	$3,030,465	$9,458,979	$5,885,337	$12,481,156	$6,615,993
Net assets from contracts in payout	12,804	5,537	8,578	9,088	2,863
Total Net Assets	$3,043,269	$9,464,516	$5,893,915	$12,490,244	$6,618,856

The accompanying notes are an integral part of these financial statements.

	Invesco V.I. Main Street Small Cap® Sub-Account	Janus Henderson Global Sustainable Equity Sub-Account	LMPVET ClearBridge Variable Appreciation Sub-Account	LMPVET ClearBridge Variable Dividend Strategy Sub-Account	LMPVET ClearBridge Variable Large Cap Growth Sub-Account
Assets:
Investments at fair value	$3,147,212	$86,921	$25,468,495	$13,704,067	$289,342
Due from Brighthouse Life Insurance Company of NY	1	—	—	—	—
Total Assets	3,147,213	86,921	25,468,495	13,704,067	289,342
Liabilities:
Due to Brighthouse Life Insurance Company of NY	—	—	16	1	2
Total Liabilities	—	—	16	1	2
Net Assets	$3,147,213	$86,921	$25,468,479	$13,704,066	$289,340
Contract Owners' Equity
Net assets from accumulation units	$3,144,935	$86,921	$25,468,479	$13,704,066	$284,509
Net assets from contracts in payout	2,278	—	—	—	4,831
Total Net Assets	$3,147,213	$86,921	$25,468,479	$13,704,066	$289,340

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	LMPVET ClearBridge Variable Large Cap Value Sub-Account	LMPVET ClearBridge Variable Small Cap Growth Sub-Account	LMPVET Franklin Multi-Asset Variable Conservative Growth Sub-Account	LMPVET Franklin Multi-Asset Variable Growth Sub-Account	LMPVET Franklin Multi-Asset Variable Moderate Growth Sub-Account
Assets:
Investments at fair value	$244,755	$6,746,601	$996,153	$1,093,385	$33,525
Due from Brighthouse Life Insurance Company of NY	—	—	—	—	—
Total Assets	244,755	6,746,601	996,153	1,093,385	33,525
Liabilities:
Due to Brighthouse Life Insurance Company of NY	2	3	1	5	—
Total Liabilities	2	3	1	5	—
Net Assets	$244,753	$6,746,598	$996,152	$1,093,380	$33,525
Contract Owners' Equity
Net assets from accumulation units	$244,753	$6,746,598	$996,152	$1,093,380	$33,525
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$244,753	$6,746,598	$996,152	$1,093,380	$33,525

The accompanying notes are an integral part of these financial statements.

	LMPVIT Western Asset Variable Global High Yield Bond Sub-Account	PIMCO VIT High Yield Sub-Account	PIMCO VIT Low Duration Sub-Account	Pioneer Mid Cap Value VCT Sub-Account	Putnam VT Large Cap Value Sub-Account
Assets:
Investments at fair value	$6,818,309	$75,058	$39,684	$1,793,403	$18,289
Due from Brighthouse Life Insurance Company of NY	—	—	—	—	—
Total Assets	6,818,309	75,058	39,684	1,793,403	18,289
Liabilities:
Due to Brighthouse Life Insurance Company of NY	—	—	—	—	2
Total Liabilities	—	—	—	—	2
Net Assets	$6,818,309	$75,058	$39,684	$1,793,403	$18,287
Contract Owners' Equity
Net assets from accumulation units	$6,818,309	$75,058	$39,684	$1,793,403	$18,287
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$6,818,309	$75,058	$39,684	$1,793,403	$18,287

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)

December 31, 2023

	Putnam VT Sustainable Leaders Sub-Account	TAP 1919 Variable Socially Responsive Balanced Sub-Account
Assets:
Investments at fair value	$468,025	$233,496
Due from Brighthouse Life Insurance Company of NY	—	—
Total Assets	468,025	233,496
Liabilities:
Due to Brighthouse Life Insurance Company of NY	—	1
Total Liabilities	—	1
Net Assets	$468,025	$233,495
Contract Owners' Equity
Net assets from accumulation units	$468,025	$233,495
Net assets from contracts in payout	—	—
Total Net Assets	$468,025	$233,495

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS

For the year ended December 31, 2023

	American Funds® Global Growth Sub-Account	American Funds® Global Small Capitalization Sub-Account	American Funds® Growth Sub-Account	American Funds® Growth-Income Sub-Account	American Funds® The Bond Fund of America Sub-Account
Investment Income:
Dividends	$187,672	$8,344	$150,894	$314,050	$241,869
Expenses:
Mortality and expense risk and other charges	275,879	29,480	543,249	320,288	80,497
Administrative charges	52,210	8,034	105,748	56,727	14,915
Total expenses	328,089	37,514	648,997	377,015	95,412
Net investment income (loss)	(140,417)	(29,170)	(498,103)	(62,965)	146,457
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1,655,980	43,035	2,435,452	1,277,781	—
Realized gains (losses) on sale of investments	370,828	(58,278)	954,513	591,950	(138,936)
Net realized gains (losses)	2,026,808	(15,243)	3,389,965	1,869,731	(138,936)
Change in unrealized gains (losses) on investments	2,177,206	505,758	10,222,848	3,315,182	251,406
Net realized and change in unrealized gains (losses) on investments	4,204,014	490,515	13,612,813	5,184,913	112,470
Net increase (decrease) in net assets resulting from operations	$4,063,597	$461,345	$13,114,710	$5,121,948	$258,927

The accompanying notes are an integral part of these financial statements.

	BHFTI AB Global Dynamic Allocation Sub-Account	BHFTI AB International Bond Sub-Account	BHFTI Allspring Mid Cap Value Sub-Account	BHFTI American Funds® Balanced Allocation Sub-Account	BHFTI American Funds® Growth Allocation Sub-Account
Investment Income:
Dividends	$2,549,868	$69,143	$162,383	$4,715,435	$2,344,380
Expenses:
Mortality and expense risk and other charges	1,087,974	15,283	214,299	2,581,303	1,493,273
Administrative charges	224,831	3,460	39,104	508,387	283,427
Total expenses	1,312,805	18,743	253,403	3,089,690	1,776,700
Net investment income (loss)	1,237,063	50,400	(91,020)	1,625,745	567,680
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	2,153,845	15,354,198	11,695,558
Realized gains (losses) on sale of investments	(1,374,247)	(25,482)	(143,091)	(1,959,847)	(1,352,152)
Net realized gains (losses)	(1,374,247)	(25,482)	2,010,754	13,394,351	10,343,406
Change in unrealized gains (losses) on investments	8,710,198	81,232	(807,623)	13,185,856	8,501,346
Net realized and change in unrealized gains (losses) on investments	7,335,951	55,750	1,203,131	26,580,207	18,844,752
Net increase (decrease) in net assets resulting from operations	$8,573,014	$106,150	$1,112,111	$28,205,952	$19,412,432

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2023

	BHFTI American Funds® Growth Sub-Account	BHFTI American Funds® Moderate Allocation Sub-Account	BHFTI BlackRock Global Tactical Strategies Sub-Account	BHFTI BlackRock High Yield Sub-Account	BHFTI Brighthouse Asset Allocation 100 Sub-Account
Investment Income:
Dividends	$1,359,034	$2,578,419	$5,451,312	$3,035,816	$2,629,872
Expenses:
Mortality and expense risk and other charges	1,072,581	1,249,744	2,063,743	653,638	1,336,670
Administrative charges	210,625	246,265	423,306	140,441	239,982
Total expenses	1,283,206	1,496,009	2,487,049	794,079	1,576,652
Net investment income (loss)	75,828	1,082,410	2,964,263	2,241,737	1,053,220
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	11,900,255	5,862,145	—	—	14,490,249
Realized gains (losses) on sale of investments	(992,161)	(1,488,860)	(2,974,028)	(433,873)	(1,164,842)
Net realized gains (losses)	10,908,094	4,373,285	(2,974,028)	(433,873)	13,325,407
Change in unrealized gains (losses) on investments	15,819,695	5,062,242	18,757,996	4,540,349	2,301,436
Net realized and change in unrealized gains (losses) on investments	26,727,789	9,435,527	15,783,968	4,106,476	15,626,843
Net increase (decrease) in net assets resulting from operations	$26,803,617	$10,517,937	$18,748,231	$6,348,213	$16,680,063

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse Balanced Plus Sub-Account	BHFTI Brighthouse Small Cap Value Sub-Account	BHFTI Brighthouse/abrdn Emerging Markets Equity Sub-Account	BHFTI Brighthouse/ Eaton Vance Floating Rate Sub-Account	BHFTI Brighthouse/ Franklin Low Duration Total Return Sub-Account
Investment Income:
Dividends	$10,318,110	$246,065	$218,742	$707,370	$478,709
Expenses:
Mortality and expense risk and other charges	3,820,331	330,270	287,320	154,397	182,178
Administrative charges	807,405	60,018	53,357	32,102	34,132
Total expenses	4,627,736	390,288	340,677	186,499	216,310
Net investment income (loss)	5,690,374	(144,223)	(121,935)	520,871	262,399
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	2,073,912	—	—	—
Realized gains (losses) on sale of investments	(8,508,879)	(180,042)	(338,175)	(64,372)	(179,341)
Net realized gains (losses)	(8,508,879)	1,893,870	(338,175)	(64,372)	(179,341)
Change in unrealized gains (losses) on investments	26,489,480	1,102,280	1,523,555	681,255	437,802
Net realized and change in unrealized gains (losses) on investments	17,980,601	2,996,150	1,185,380	616,883	258,461
Net increase (decrease) in net assets resulting from operations	$23,670,975	$2,851,927	$1,063,445	$1,137,754	$520,860

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2023

	BHFTI Brighthouse/ Templeton International Bond Sub-Account	BHFTI Brighthouse/ Wellington Large Cap Research Sub-Account	BHFTI CBRE Global Real Estate Sub-Account	BHFTI Harris Oakmark International Sub-Account	BHFTI Invesco Balanced-Risk Allocation Sub-Account
Investment Income:
Dividends	$—	$11,197	$357,268	$834,056	$1,080,518
Expenses:
Mortality and expense risk and other charges	26,390	24,356	194,157	584,437	387,075
Administrative charges	5,190	4,050	35,692	107,242	81,216
Total expenses	31,580	28,406	229,849	691,679	468,291
Net investment income (loss)	(31,580)	(17,209)	127,419	142,377	612,227
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	91,304	—	—	—
Realized gains (losses) on sale of investments	(114,745)	7,459	(151,682)	(325,558)	(833,138)
Net realized gains (losses)	(114,745)	98,763	(151,682)	(325,558)	(833,138)
Change in unrealized gains (losses) on investments	182,686	253,731	1,597,128	7,218,273	1,800,848
Net realized and change in unrealized gains (losses) on investments	67,941	352,494	1,445,446	6,892,715	967,710
Net increase (decrease) in net assets resulting from operations	$36,361	$335,285	$1,572,865	$7,035,092	$1,579,937

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Comstock Sub-Account	BHFTI Invesco Global Equity Sub-Account	BHFTI Invesco Small Cap Growth Sub-Account	BHFTI JPMorgan Core Bond Sub-Account	BHFTI JPMorgan Global Active Allocation Sub-Account
Investment Income:
Dividends	$618,875	$4,583	$—	$803,159	$905,217
Expenses:
Mortality and expense risk and other charges	391,107	41,535	449,785	369,831	585,302
Administrative charges	76,680	9,241	89,459	71,447	127,678
Total expenses	467,787	50,776	539,244	441,278	712,980
Net investment income (loss)	151,088	(46,193)	(539,244)	361,881	192,237
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	5,572,093	217,924	—	—	—
Realized gains (losses) on sale of investments	26,415	20,298	(1,196,139)	(344,591)	(1,258,040)
Net realized gains (losses)	5,598,508	238,222	(1,196,139)	(344,591)	(1,258,040)
Change in unrealized gains (losses) on investments	(2,531,450)	854,182	5,412,712	1,139,822	5,545,589
Net realized and change in unrealized gains (losses) on investments	3,067,058	1,092,404	4,216,573	795,231	4,287,549
Net increase (decrease) in net assets resulting from operations	$3,218,146	$1,046,211	$3,677,329	$1,157,112	$4,479,786

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2023

	BHFTI JPMorgan Small Cap Value Sub-Account	BHFTI Loomis Sayles Global Allocation Sub-Account	BHFTI Loomis Sayles Growth Sub-Account	BHFTI MetLife Multi-Index Targeted Risk Sub-Account	BHFTI MFS® Research International Sub-Account
Investment Income:
Dividends	$44,711	$—	$—	$870,193	$368,225
Expenses:
Mortality and expense risk and other charges	47,203	236,533	681,084	425,831	332,866
Administrative charges	8,147	44,983	122,616	93,940	60,983
Total expenses	55,350	281,516	803,700	519,771	393,849
Net investment income (loss)	(10,639)	(281,516)	(803,700)	350,422	(25,624)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	281,356	720,608	3,132,467	—	482,756
Realized gains (losses) on sale of investments	(82,415)	(161,171)	435,680	(1,015,466)	59,993
Net realized gains (losses)	198,941	559,437	3,568,147	(1,015,466)	542,749
Change in unrealized gains (losses) on investments	170,494	3,081,156	17,391,157	5,007,451	2,095,060
Net realized and change in unrealized gains (losses) on investments	369,435	3,640,593	20,959,304	3,991,985	2,637,809
Net increase (decrease) in net assets resulting from operations	$358,796	$3,359,077	$20,155,604	$4,342,407	$2,612,185
The accompanying notes are an integral part of these financial statements.

	BHFTI Morgan Stanley Discovery Sub-Account	BHFTI PanAgora Global Diversified Risk Sub-Account	BHFTI PIMCO Inflation Protected Bond Sub-Account	BHFTI PIMCO Total Return Sub-Account	BHFTI Schroders Global Multi-Asset Sub-Account
Investment Income:
Dividends	$—	$5,905,335	$1,017,726	$2,911,627	$566,875
Expenses:
Mortality and expense risk and other charges	121,612	917,587	642,129	1,297,651	344,976
Administrative charges	22,480	190,151	120,595	252,005	73,984
Total expenses	144,092	1,107,738	762,724	1,549,656	418,960
Net investment income (loss)	(144,092)	4,797,597	255,002	1,361,971	147,915
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	—	—	—
Realized gains (losses) on sale of investments	(1,824,875)	(3,435,859)	(775,303)	(1,869,933)	(527,418)
Net realized gains (losses)	(1,824,875)	(3,435,859)	(775,303)	(1,869,933)	(527,418)
Change in unrealized gains (losses) on investments	5,280,104	922,939	1,449,585	4,848,239	4,085,983
Net realized and change in unrealized gains (losses) on investments	3,455,229	(2,512,920)	674,282	2,978,306	3,558,565
Net increase (decrease) in net assets resulting from operations	$3,311,137	$2,284,677	$929,284	$4,340,277	$3,706,480

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2023

	BHFTI SSGA Emerging Markets Enhanced Index Sub-Account	BHFTI SSGA Growth and Income ETF Sub-Account	BHFTI SSGA Growth ETF Sub-Account	BHFTI T. Rowe Price Large Cap Value Sub-Account	BHFTI T. Rowe Price Mid Cap Growth Sub-Account
Investment Income:
Dividends	$27,050	$1,846,918	$817,873	$1,027,576	$—
Expenses:
Mortality and expense risk and other charges	9,197	1,004,269	539,690	716,144	702,360
Administrative charges	2,137	199,684	109,875	135,379	138,412
Total expenses	11,334	1,203,953	649,565	851,523	840,772
Net investment income (loss)	15,716	642,965	168,308	176,053	(840,772)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	2,324,010	8,161,672	3,296,883
Realized gains (losses) on sale of investments	(8,248)	(1,080,069)	(591,091)	(357,633)	(1,067,492)
Net realized gains (losses)	(8,248)	(1,080,069)	1,732,919	7,804,039	2,229,391
Change in unrealized gains (losses) on investments	87,031	9,762,286	3,952,085	(3,638,024)	7,999,399
Net realized and change in unrealized gains (losses) on investments	78,783	8,682,217	5,685,004	4,166,015	10,228,790
Net increase (decrease) in net assets resulting from operations	$94,499	$9,325,182	$5,853,312	$4,342,068	$9,388,018

The accompanying notes are an integral part of these financial statements.

	BHFTI Victory Sycamore Mid Cap Value Sub-Account	BHFTI Western Asset Management Government Income Sub-Account	BHFTII Baillie Gifford International Stock Sub-Account	BHFTII BlackRock Bond Income Sub-Account	BHFTII BlackRock Capital Appreciation Sub-Account
Investment Income:
Dividends	$254,818	$697,883	$115,542	$471,649	$805
Expenses:
Mortality and expense risk and other charges	225,995	307,028	145,377	183,380	170,887
Administrative charges	43,749	65,086	27,526	38,726	36,906
Total expenses	269,744	372,114	172,903	222,106	207,793
Net investment income (loss)	(14,926)	325,769	(57,361)	249,543	(206,988)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	2,019,792	—	—	—	325,891
Realized gains (losses) on sale of investments	136,575	(630,836)	(266,767)	(309,324)	(690,826)
Net realized gains (losses)	2,156,367	(630,836)	(266,767)	(309,324)	(364,935)
Change in unrealized gains (losses) on investments	(672,136)	1,052,943	2,120,422	726,561	6,416,748
Net realized and change in unrealized gains (losses) on investments	1,484,231	422,107	1,853,655	417,237	6,051,813
Net increase (decrease) in net assets resulting from operations	$1,469,305	$747,876	$1,796,294	$666,780	$5,844,825

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2023

	BHFTII BlackRock Ultra-Short Term Bond Sub-Account	BHFTII Brighthouse Asset Allocation 20 Sub-Account	BHFTII Brighthouse Asset Allocation 40 Sub-Account	BHFTII Brighthouse Asset Allocation 60 Sub-Account	BHFTII Brighthouse Asset Allocation 80 Sub-Account
Investment Income:
Dividends	$626,355	$395,651	$7,268,183	$12,423,278	$9,171,036
Expenses:
Mortality and expense risk and other charges	577,262	148,330	2,758,305	5,072,853	4,181,115
Administrative charges	106,590	28,791	521,316	991,413	758,298
Total expenses	683,852	177,121	3,279,621	6,064,266	4,939,413
Net investment income (loss)	(57,497)	218,530	3,988,562	6,359,012	4,231,623
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	843	253,408	10,934,434	32,844,041	35,370,166
Realized gains (losses) on sale of investments	210,127	(233,982)	(6,135,906)	(10,391,459)	(7,360,960)
Net realized gains (losses)	210,970	19,426	4,798,528	22,452,582	28,009,206
Change in unrealized gains (losses) on investments	1,204,728	476,577	8,855,330	15,950,708	11,415,380
Net realized and change in unrealized gains (losses) on investments	1,415,698	496,003	13,653,858	38,403,290	39,424,586
Net increase (decrease) in net assets resulting from operations	$1,358,201	$714,533	$17,642,420	$44,762,302	$43,656,209

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse/ Artisan Mid Cap Value Sub-Account	BHFTII Brighthouse/ Dimensional International Small Company Sub-Account	BHFTII Brighthouse/ Wellington Core Equity Opportunities Sub-Account	BHFTII Frontier Mid Cap Growth Sub-Account	BHFTII Jennison Growth Sub-Account
Investment Income:
Dividends	$72,265	$98,749	$867,176	$—	$—
Expenses:
Mortality and expense risk and other charges	156,901	54,846	889,903	126,208	890,088
Administrative charges	28,703	10,608	165,193	24,626	176,350
Total expenses	185,604	65,454	1,055,096	150,834	1,066,438
Net investment income (loss)	(113,339)	33,295	(187,920)	(150,834)	(1,066,438)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1,580,821	137,559	7,222,980	—	—
Realized gains (losses) on sale of investments	(99,420)	(110,389)	(623,607)	(450,741)	(2,492,490)
Net realized gains (losses)	1,481,401	27,170	6,599,373	(450,741)	(2,492,490)
Change in unrealized gains (losses) on investments	371,174	431,636	(2,783,610)	2,073,245	32,243,967
Net realized and change in unrealized gains (losses) on investments	1,852,575	458,806	3,815,763	1,622,504	29,751,477
Net increase (decrease) in net assets resulting from operations	$1,739,236	$492,101	$3,627,843	$1,471,670	$28,685,039

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2023

	BHFTII Loomis Sayles Small Cap Core Sub-Account	BHFTII Loomis Sayles Small Cap Growth Sub-Account	BHFTII MetLife Aggregate Bond Index Sub-Account	BHFTII MetLife Mid Cap Stock Index Sub-Account	BHFTII MetLife MSCI EAFE® Index Sub-Account
Investment Income:
Dividends	$—	$—	$819,247	$124,203	$192,471
Expenses:
Mortality and expense risk and other charges	10,781	4,129	372,792	137,535	105,221
Administrative charges	1,725	1,073	76,316	28,619	21,182
Total expenses	12,506	5,202	449,108	166,154	126,403
Net investment income (loss)	(12,506)	(5,202)	370,139	(41,951)	66,068
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	36,587	—	—	768,739	—
Realized gains (losses) on sale of investments	(19,509)	(6,760)	(435,947)	(70,477)	95,945
Net realized gains (losses)	17,078	(6,760)	(435,947)	698,262	95,945
Change in unrealized gains (losses) on investments	91,542	55,265	1,121,955	917,998	1,109,741
Net realized and change in unrealized gains (losses) on investments	108,620	48,505	686,008	1,616,260	1,205,686
Net increase (decrease) in net assets resulting from operations	$96,114	$43,303	$1,056,147	$1,574,309	$1,271,754

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Russell 2000® Index Sub-Account	BHFTII MetLife Stock Index Sub-Account	BHFTII MFS® Total Return Sub-Account	BHFTII MFS® Value Sub-Account	BHFTII Neuberger Berman Genesis Sub-Account
Investment Income:
Dividends	$148,747	$1,032,590	$103,209	$420,279	$50
Expenses:
Mortality and expense risk and other charges	159,799	1,023,929	63,890	307,738	134,735
Administrative charges	33,420	209,948	12,775	63,572	24,919
Total expenses	193,219	1,233,877	76,665	371,310	159,654
Net investment income (loss)	(44,472)	(201,287)	26,544	48,969	(159,604)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	250,899	5,900,623	264,953	3,020,232	907,791
Realized gains (losses) on sale of investments	(133,933)	1,080,904	(28,018)	(173,605)	(2,539)
Net realized gains (losses)	116,966	6,981,527	236,935	2,846,627	905,252
Change in unrealized gains (losses) on investments	1,919,706	11,110,480	157,349	(1,295,130)	544,476
Net realized and change in unrealized gains (losses) on investments	2,036,672	18,092,007	394,284	1,551,497	1,449,728
Net increase (decrease) in net assets resulting from operations	$1,992,200	$17,890,720	$420,828	$1,600,466	$1,290,124

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2023

	BHFTII T. Rowe Price Large Cap Growth Sub-Account	BHFTII T. Rowe Price Small Cap Growth Sub-Account	BHFTII VanEck Global Natural Resources Sub-Account	BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account	BHFTII Western Asset Management U.S. Government Sub-Account
Investment Income:
Dividends	$—	$—	$92,804	$3,492,776	$599,742
Expenses:
Mortality and expense risk and other charges	605,194	5,665	43,847	652,496	343,385
Administrative charges	121,099	935	8,140	133,652	64,939
Total expenses	726,293	6,600	51,987	786,148	408,324
Net investment income (loss)	(726,293)	(6,600)	40,817	2,706,628	191,418
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	10,434	—	—	—
Realized gains (losses) on sale of investments	(1,737,982)	(2,260)	49,147	(1,203,436)	(247,769)
Net realized gains (losses)	(1,737,982)	8,174	49,147	(1,203,436)	(247,769)
Change in unrealized gains (losses) on investments	20,060,532	66,384	(252,803)	2,456,439	891,207
Net realized and change in unrealized gains (losses) on investments	18,322,550	74,558	(203,656)	1,253,003	643,438
Net increase (decrease) in net assets resulting from operations	$17,596,257	$67,958	$(162,839)	$3,959,631	$834,856

The accompanying notes are an integral part of these financial statements.

	BlackRock Global Allocation V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Equity-Income Sub-Account	Fidelity® VIP Mid Cap Sub-Account	FTVIPT Franklin Income VIP Sub-Account
Investment Income:
Dividends	$145,304	$66,261	$228	$43,824	$858,097
Expenses:
Mortality and expense risk and other charges	58,560	253,101	170	130,998	216,902
Administrative charges	13,734	43,886	33	25,696	38,608
Total expenses	72,294	296,987	203	156,694	255,510
Net investment income (loss)	73,010	(230,726)	25	(112,870)	602,587
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	677,467	391	326,744	1,040,289
Realized gains (losses) on sale of investments	(64,600)	625,892	170	15,200	(94,889)
Net realized gains (losses)	(64,600)	1,303,359	561	341,944	945,400
Change in unrealized gains (losses) on investments	573,181	4,137,460	568	1,199,116	(395,239)
Net realized and change in unrealized gains (losses) on investments	508,581	5,440,819	1,129	1,541,060	550,161
Net increase (decrease) in net assets resulting from operations	$581,591	$5,210,093	$1,154	$1,428,190	$1,152,748

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2023

	FTVIPT Franklin Mutual Shares VIP Sub-Account	FTVIPT Franklin Small Cap Value VIP Sub-Account	FTVIPT Templeton Foreign VIP Sub-Account	FTVIPT Templeton Global Bond VIP Sub-Account	Invesco V.I. Equity and Income Sub-Account
Investment Income:
Dividends	$41,006	$14,824	$305,118	$—	$210,248
Expenses:
Mortality and expense risk and other charges	24,537	32,182	142,245	65,217	141,209
Administrative charges	5,093	6,246	23,513	13,046	26,170
Total expenses	29,630	38,428	165,758	78,263	167,379
Net investment income (loss)	11,376	(23,604)	139,360	(78,263)	42,869
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	188,741	160,711	—	—	638,307
Realized gains (losses) on sale of investments	(23,942)	(41,297)	(122,438)	(144,484)	5,962
Net realized gains (losses)	164,799	119,414	(122,438)	(144,484)	644,269
Change in unrealized gains (losses) on investments	75,596	222,674	1,621,999	312,322	330,076
Net realized and change in unrealized gains (losses) on investments	240,395	342,088	1,499,561	167,838	974,345
Net increase (decrease) in net assets resulting from operations	$251,771	$318,484	$1,638,921	$89,575	$1,017,214

The accompanying notes are an integral part of these financial statements.

	Invesco V.I. EQV International Equity Sub-Account	Invesco V.I. Main Street Small Cap® Sub-Account	Janus Henderson Global Sustainable Equity Sub-Account	LMPVET ClearBridge Variable Appreciation Sub-Account	LMPVET ClearBridge Variable Dividend Strategy Sub-Account
Investment Income:
Dividends	$118	$26,986	$289	$210,451	$256,352
Expenses:
Mortality and expense risk and other charges	71,934	32,480	379	286,012	157,200
Administrative charges	15,103	6,719	90	51,764	28,590
Total expenses	87,037	39,199	469	337,776	185,790
Net investment income (loss)	(86,919)	(12,213)	(180)	(127,325)	70,562
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	4,745	—	—	671,008	1,851,191
Realized gains (losses) on sale of investments	9,970	17,801	72	880,825	289,978
Net realized gains (losses)	14,715	17,801	72	1,551,833	2,141,169
Change in unrealized gains (losses) on investments	1,054,982	444,390	7,240	2,513,712	(680,921)
Net realized and change in unrealized gains (losses) on investments	1,069,697	462,191	7,312	4,065,545	1,460,248
Net increase (decrease) in net assets resulting from operations	$982,778	$449,978	$7,132	$3,938,220	$1,530,810

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2023

	LMPVET ClearBridge Variable Large Cap Growth Sub-Account	LMPVET ClearBridge Variable Large Cap Value Sub-Account	LMPVET ClearBridge Variable Small Cap Growth Sub-Account	LMPVET Franklin Multi-Asset Variable Conservative Growth Sub-Account	LMPVET Franklin Multi-Asset Variable Growth Sub-Account
Investment Income:
Dividends	$—	$2,954	$—	$22,537	$12,245
Expenses:
Mortality and expense risk and other charges	3,851	3,508	75,357	12,254	13,288
Administrative charges	669	562	12,320	2,513	2,648
Total expenses	4,520	4,070	87,677	14,767	15,936
Net investment income (loss)	(4,520)	(1,116)	(87,677)	7,770	(3,691)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	2,290	17,197	—	—	47,323
Realized gains (losses) on sale of investments	10,640	1,596	(7,878)	498	(6,208)
Net realized gains (losses)	12,930	18,793	(7,878)	498	41,115
Change in unrealized gains (losses) on investments	82,706	10,873	549,339	114,839	135,998
Net realized and change in unrealized gains (losses) on investments	95,636	29,666	541,461	115,337	177,113
Net increase (decrease) in net assets resulting from operations	$91,116	$28,550	$453,784	$123,107	$173,422

The accompanying notes are an integral part of these financial statements.

	LMPVET Franklin Multi-Asset Variable Moderate Growth Sub-Account	LMPVIT Western Asset Variable Global High Yield Bond Sub-Account	PIMCO VIT High Yield Sub-Account	PIMCO VIT Low Duration Sub-Account	Pioneer Mid Cap Value VCT Sub-Account
Investment Income:
Dividends	$572	$353,761	$4,046	$1,395	$28,595
Expenses:
Mortality and expense risk and other charges	421	80,793	845	467	20,475
Administrative charges	75	13,446	175	94	3,845
Total expenses	496	94,239	1,020	561	24,320
Net investment income (loss)	76	259,522	3,026	834	4,275
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	832	—	—	—	192,475
Realized gains (losses) on sale of investments	11	(150,944)	(230)	(163)	(51,386)
Net realized gains (losses)	843	(150,944)	(230)	(163)	141,089
Change in unrealized gains (losses) on investments	3,696	431,586	4,476	668	31,694
Net realized and change in unrealized gains (losses) on investments	4,539	280,642	4,246	505	172,783
Net increase (decrease) in net assets resulting from operations	$4,615	$540,164	$7,272	$1,339	$177,058

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Concluded)
For the year ended December 31, 2023

	Putnam VT Large Cap Value Sub-Account	Putnam VT Sustainable Leaders Sub-Account	TAP 1919 Variable Socially Responsive Balanced Sub-Account
Investment Income:
Dividends	$334	$3,054	$2,308
Expenses:
Mortality and expense risk and other charges	82	5,166	2,940
Administrative charges	40	619	527
Total expenses	122	5,785	3,467
Net investment income (loss)	212	(2,731)	(1,159)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	937	12,503	8,823
Realized gains (losses) on sale of investments	32	1,111	119
Net realized gains (losses)	969	13,614	8,942
Change in unrealized gains (losses) on investments	1,181	81,633	28,282
Net realized and change in unrealized gains (losses) on investments	2,150	95,247	37,224
Net increase (decrease) in net assets resulting from operations	$2,362	$92,516	$36,065

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2023 and 2022

	American Funds® Global Growth Sub-Account		American Funds® Global Small Capitalization Sub-Account		American Funds® Growth Sub-Account		American Funds® Growth-Income Sub-Account
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(140,417)	$(195,033)	$(29,170)	$(37,623)	$(498,103)	$(539,848)	$(62,965)	$(93,882)
Net realized gains (losses)	2,026,808	2,838,011	(15,243)	1,135,131	3,389,965	7,009,551	1,869,731	3,238,102
Change in unrealized gains (losses) on investments	2,177,206	(10,125,723)	505,758	(2,390,890)	10,222,848	(24,167,323)	3,315,182	(8,565,719)
Net increase (decrease) in net assets resulting from operations	4,063,597	(7,482,745)	461,345	(1,293,382)	13,114,710	(17,697,620)	5,121,948	(5,421,499)
Contract Transactions:
Purchase payments received from contract owners	150,565	374,834	79,404	10,715	103,890	79,581	593,717	384,080
Net transfers (including fixed account)	(896,769)	1,206,721	41,178	600,679	(2,068,343)	2,230,772	(458,965)	(473,099)
Contract charges	(184,893)	(176,059)	(29,772)	(29,089)	(303,792)	(304,006)	(173,970)	(178,996)
Transfers for contract benefits and terminations	(1,638,229)	(1,928,856)	(219,702)	(333,874)	(4,178,907)	(3,613,562)	(2,798,693)	(2,711,529)
Net increase (decrease) in net assets resulting from contract transactions	(2,569,326)	(523,360)	(128,892)	248,431	(6,447,152)	(1,607,215)	(2,837,911)	(2,979,544)
Net increase (decrease) in net assets	1,494,271	(8,006,105)	332,453	(1,044,951)	6,667,558	(19,304,835)	2,284,037	(8,401,043)
Net Assets:
Beginning of year	20,852,156	28,858,261	3,136,672	4,181,623	38,543,614	57,848,449	22,633,122	31,034,165
End of year	$22,346,427	$20,852,156	$3,469,125	$3,136,672	$45,211,172	$38,543,614	$24,917,159	$22,633,122

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	American Funds® The Bond Fund of America Sub-Account		BHFTI AB Global Dynamic Allocation Sub-Account		BHFTI AB International Bond Sub-Account
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$146,457	$110,025	$1,237,063	$2,933,277	$50,400	$138,626
Net realized gains (losses)	(138,936)	(99,903)	(1,374,247)	6,772,130	(25,482)	(15,920)
Change in unrealized gains (losses) on investments	251,406	(1,238,954)	8,710,198	(36,495,467)	81,232	(386,913)
Net increase (decrease) in net assets resulting from operations	258,927	(1,228,832)	8,573,014	(26,790,060)	106,150	(264,207)
Contract Transactions:
Purchase payments received from contract owners	714,000	388,557	1,470,747	389,475	98,294	165,349
Net transfers (including fixed account)	410,142	232,013	(795,425)	(147,401)	65,959	(28,270)
Contract charges	(77,896)	(83,736)	(1,511,038)	(1,510,309)	(23,627)	(22,087)
Transfers for contract benefits and terminations	(944,303)	(1,341,475)	(7,280,855)	(8,174,114)	(49,089)	(79,039)
Net increase (decrease) in net assets resulting from contract transactions	101,943	(804,641)	(8,116,571)	(9,442,349)	91,537	35,953
Net increase (decrease) in net assets	360,870	(2,033,473)	456,443	(36,232,409)	197,687	(228,254)
Net Assets:
Beginning of year	6,955,769	8,989,242	90,348,898	126,581,307	1,370,733	1,598,987
End of year	$7,316,639	$6,955,769	$90,805,341	$90,348,898	$1,568,420	$1,370,733

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTI Allspring Mid Cap Value Sub-Account		BHFTI American Funds® Balanced Allocation Sub-Account		BHFTI American Funds® Growth Allocation Sub-Account		BHFTI American Funds® Growth Sub-Account
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(91,020)	$(210,168)	$1,625,745	$(235,629)	$567,680	$(603,981)	$75,828	$(780,717)
Net realized gains (losses)	2,010,754	3,322,492	13,394,351	28,090,149	10,343,406	18,480,847	10,908,094	17,582,396
Change in unrealized gains (losses) on investments	(807,623)	(4,394,847)	13,185,856	(72,232,007)	8,501,346	(46,610,178)	15,819,695	(49,376,596)
Net increase (decrease) in net assets resulting from operations	1,112,111	(1,282,523)	28,205,952	(44,377,487)	19,412,432	(28,733,312)	26,803,617	(32,574,917)
Contract Transactions:
Purchase payments received from contract owners	94,007	126,366	6,140,814	7,019,598	1,204,966	2,147,676	6,530,318	7,812,947
Net transfers (including fixed account)	109,646	(1,405,681)	51,631	899,784	(659,278)	1,951,298	(4,744,438)	5,235,582
Contract charges	(125,522)	(134,653)	(2,439,122)	(2,353,084)	(1,404,851)	(1,427,422)	(1,096,183)	(963,464)
Transfers for contract benefits and terminations	(1,512,076)	(1,128,965)	(15,027,119)	(14,192,868)	(9,029,475)	(7,294,855)	(6,391,102)	(4,698,878)
Net increase (decrease) in net assets resulting from contract transactions	(1,433,945)	(2,542,933)	(11,273,796)	(8,626,570)	(9,888,638)	(4,623,303)	(5,701,405)	7,386,187
Net increase (decrease) in net assets	(321,834)	(3,825,456)	16,932,156	(53,004,057)	9,523,794	(33,356,615)	21,102,212	(25,188,730)
Net Assets:
Beginning of year	16,121,537	19,946,993	196,621,444	249,625,501	110,709,810	144,066,425	76,530,552	101,719,282
End of year	$15,799,703	$16,121,537	$213,553,600	$196,621,444	$120,233,604	$110,709,810	$97,632,764	$76,530,552

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI American Funds® Moderate Allocation Sub-Account		BHFTI BlackRock Global Tactical Strategies Sub-Account		BHFTI BlackRock High Yield Sub-Account
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,082,410	$228,999	$2,964,263	$1,656,361	$2,241,737	$2,044,958
Net realized gains (losses)	4,373,285	10,441,072	(2,974,028)	4,990,275	(433,873)	(619,936)
Change in unrealized gains (losses) on investments	5,062,242	(29,620,820)	18,757,996	(52,510,688)	4,540,349	(8,611,976)
Net increase (decrease) in net assets resulting from operations	10,517,937	(18,950,749)	18,748,231	(45,864,052)	6,348,213	(7,186,954)
Contract Transactions:
Purchase payments received from contract owners	2,554,638	8,488,540	684,266	747,469	4,236,658	8,635,618
Net transfers (including fixed account)	(419,165)	36,594	(1,679,693)	(2,088,501)	2,884,125	(6,437,013)
Contract charges	(1,237,206)	(1,173,098)	(2,807,779)	(2,802,146)	(863,132)	(774,683)
Transfers for contract benefits and terminations	(8,766,909)	(6,406,264)	(14,049,108)	(13,863,243)	(3,868,494)	(2,641,404)
Net increase (decrease) in net assets resulting from contract transactions	(7,868,642)	945,772	(17,852,314)	(18,006,421)	2,389,157	(1,217,482)
Net increase (decrease) in net assets	2,649,295	(18,004,977)	895,917	(63,870,473)	8,737,370	(8,404,436)
Net Assets:
Beginning of year	98,772,154	116,777,131	170,129,685	234,000,158	53,734,601	62,139,037
End of year	$101,421,449	$98,772,154	$171,025,602	$170,129,685	$62,471,971	$53,734,601

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTI Brighthouse Asset Allocation 100 Sub-Account		BHFTI Brighthouse Balanced Plus Sub-Account		BHFTI Brighthouse Small Cap Value Sub-Account		BHFTI Brighthouse/abrdn Emerging Markets Equity Sub-Account
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,053,220	$(294,940)	$5,690,374	$3,739,922	$(144,223)	$(261,175)	$(121,935)	$(204,044)
Net realized gains (losses)	13,325,407	8,800,064	(8,508,879)	31,866,122	1,893,870	4,818,281	(338,175)	3,507,043
Change in unrealized gains (losses) on investments	2,301,436	(34,904,564)	26,489,480	(139,536,531)	1,102,280	(8,821,765)	1,523,555	(11,234,038)
Net increase (decrease) in net assets resulting from operations	16,680,063	(26,399,440)	23,670,975	(103,930,487)	2,851,927	(4,264,659)	1,063,445	(7,931,039)
Contract Transactions:
Purchase payments received from contract owners	735,147	491,573	759,177	1,390,806	279,649	623,696	81,409	212,390
Net transfers (including fixed account)	(1,142,099)	1,818,173	(1,154,553)	(112,149)	557,083	(838,610)	575,102	1,995,395
Contract charges	(804,453)	(815,973)	(5,004,521)	(5,073,526)	(194,064)	(200,434)	(218,986)	(220,760)
Transfers for contract benefits and terminations	(8,431,211)	(5,974,308)	(26,868,350)	(30,595,461)	(2,147,934)	(1,539,451)	(1,881,647)	(1,694,965)
Net increase (decrease) in net assets resulting from contract transactions	(9,642,616)	(4,480,535)	(32,268,247)	(34,390,330)	(1,505,266)	(1,954,799)	(1,444,122)	292,060
Net increase (decrease) in net assets	7,037,447	(30,879,975)	(8,597,272)	(138,320,817)	1,346,661	(6,219,458)	(380,677)	(7,638,979)
Net Assets:
Beginning of year	92,559,747	123,439,722	329,714,238	468,035,055	24,116,100	30,335,558	22,036,110	29,675,089
End of year	$99,597,194	$92,559,747	$321,116,966	$329,714,238	$25,462,761	$24,116,100	$21,655,433	$22,036,110

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account		BHFTI Brighthouse/Franklin Low Duration Total Return Sub-Account		BHFTI Brighthouse/Templeton International Bond Sub-Account
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$520,871	$262,956	$262,399	$160,668	$(31,580)	$(36,633)
Net realized gains (losses)	(64,372)	(112,054)	(179,341)	(363,467)	(114,745)	(138,259)
Change in unrealized gains (losses) on investments	681,255	(540,923)	437,802	(808,436)	182,686	19,360
Net increase (decrease) in net assets resulting from operations	1,137,754	(390,021)	520,860	(1,011,235)	36,361	(155,532)
Contract Transactions:
Purchase payments received from contract owners	636,997	973,813	373,170	150,908	6,137	7,487
Net transfers (including fixed account)	292,241	1,132,652	990,317	(1,373,429)	50,148	(198,038)
Contract charges	(166,186)	(143,695)	(165,911)	(172,448)	(27,222)	(30,208)
Transfers for contract benefits and terminations	(965,286)	(523,758)	(1,094,683)	(1,066,547)	(249,538)	(131,951)
Net increase (decrease) in net assets resulting from contract transactions	(202,234)	1,439,012	102,893	(2,461,516)	(220,475)	(352,710)
Net increase (decrease) in net assets	935,520	1,048,991	623,753	(3,472,751)	(184,114)	(508,242)
Net Assets:
Beginning of year	12,290,962	11,241,971	12,905,500	16,378,251	2,290,416	2,798,658
End of year	$13,226,482	$12,290,962	$13,529,253	$12,905,500	$2,106,302	$2,290,416

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTI Brighthouse/Wellington Large Cap Research Sub-Account		BHFTI CBRE Global Real Estate Sub-Account		BHFTI Harris Oakmark International Sub-Account		BHFTI Invesco Balanced-Risk Allocation Sub-Account
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(17,209)	$(19,928)	$127,419	$398,566	$142,377	$261,472	$612,227	$1,774,667
Net realized gains (losses)	98,763	395,039	(151,682)	1,736,288	(325,558)	1,990,445	(833,138)	1,631,931
Change in unrealized gains (losses) on investments	253,731	(786,143)	1,597,128	(7,269,850)	7,218,273	(11,084,705)	1,800,848	(8,728,095)
Net increase (decrease) in net assets resulting from operations	335,285	(411,032)	1,572,865	(5,134,996)	7,035,092	(8,832,788)	1,579,937	(5,321,497)
Contract Transactions:
Purchase payments received from contract owners	—	4,716	69,113	280,358	466,282	827,557	456,249	203,512
Net transfers (including fixed account)	(32,527)	(26,245)	820,395	114,970	(2,410,706)	1,147,108	1,433,231	3,402,164
Contract charges	(18,492)	(17,983)	(125,675)	(132,575)	(430,739)	(404,686)	(500,729)	(488,728)
Transfers for contract benefits and terminations	(158,367)	(86,579)	(1,095,915)	(1,223,244)	(3,575,754)	(2,865,778)	(3,028,474)	(3,697,674)
Net increase (decrease) in net assets resulting from contract transactions	(209,386)	(126,091)	(332,082)	(960,491)	(5,950,917)	(1,295,799)	(1,639,723)	(580,726)
Net increase (decrease) in net assets	125,899	(537,123)	1,240,783	(6,095,487)	1,084,175	(10,128,587)	(59,786)	(5,902,223)
Net Assets:
Beginning of year	1,517,054	2,054,177	14,341,988	20,437,475	42,520,364	52,648,951	32,681,301	38,583,524
End of year	$1,642,953	$1,517,054	$15,582,771	$14,341,988	$43,604,539	$42,520,364	$32,621,515	$32,681,301

(a) For the period April 29, 2022 to December 31, 2022.
The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Comstock Sub-Account		BHFTI Invesco Global Equity Sub-Account		BHFTI Invesco Small Cap Growth Sub-Account
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$151,088	$122,193	$(46,193)	$(45,502)	$(539,244)	$(555,396)
Net realized gains (losses)	5,598,508	5,977,213	238,222	476,731	(1,196,139)	11,826,408
Change in unrealized gains (losses) on investments	(2,531,450)	(6,376,704)	854,182	(1,854,985)	5,412,712	(29,109,339)
Net increase (decrease) in net assets resulting from operations	3,218,146	(277,298)	1,046,211	(1,423,756)	3,677,329	(17,838,327)
Contract Transactions:
Purchase payments received from contract owners	1,095,559	1,758,507	446,899	99,779	1,675,811	2,984,769
Net transfers (including fixed account)	172,633	(2,828,435)	(212,753)	372,867	2,913,805	4,534,762
Contract charges	(285,426)	(278,597)	(28,937)	(24,035)	(426,005)	(393,518)
Transfers for contract benefits and terminations	(2,481,276)	(3,069,617)	(213,743)	(184,046)	(2,542,561)	(1,984,339)
Net increase (decrease) in net assets resulting from contract transactions	(1,498,510)	(4,418,142)	(8,534)	264,565	1,621,050	5,141,674
Net increase (decrease) in net assets	1,719,636	(4,695,440)	1,037,677	(1,159,191)	5,298,379	(12,696,653)
Net Assets:
Beginning of year	31,709,682	36,405,122	3,132,896	4,292,087	34,367,420	47,064,073
End of year	$33,429,318	$31,709,682	$4,170,573	$3,132,896	$39,665,799	$34,367,420

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTI JPMorgan Core Bond Sub-Account		BHFTI JPMorgan Global Active Allocation Sub-Account		BHFTI JPMorgan Small Cap Value Sub-Account		BHFTI Loomis Sayles Global Allocation Sub-Account
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$361,881	$267,628	$192,237	$632,956	$(10,639)	$(20,300)	$(281,516)	$(293,982)
Net realized gains (losses)	(344,591)	(459,702)	(1,258,040)	6,788,774	198,941	1,222,081	559,437	2,551,165
Change in unrealized gains (losses) on investments	1,139,822	(4,583,343)	5,545,589	(20,508,235)	170,494	(1,811,817)	3,081,156	(7,967,290)
Net increase (decrease) in net assets resulting from operations	1,157,112	(4,775,417)	4,479,786	(13,086,505)	358,796	(610,036)	3,359,077	(5,710,107)
Contract Transactions:
Purchase payments received from contract owners	1,170,169	880,660	1,200,811	1,632,867	4,178	633	648,777	420,098
Net transfers (including fixed account)	2,706,284	(1,374,175)	(1,104,973)	(480,103)	174,094	(205,066)	(260,954)	436,696
Contract charges	(377,391)	(367,303)	(752,003)	(806,582)	(27,882)	(29,046)	(195,832)	(191,670)
Transfers for contract benefits and terminations	(2,134,242)	(1,813,828)	(4,405,023)	(5,060,601)	(224,090)	(269,816)	(1,350,293)	(1,416,709)
Net increase (decrease) in net assets resulting from contract transactions	1,364,820	(2,674,646)	(5,061,188)	(4,714,419)	(73,700)	(503,295)	(1,158,302)	(751,585)
Net increase (decrease) in net assets	2,521,932	(7,450,063)	(581,402)	(17,800,924)	285,096	(1,113,331)	2,200,775	(6,461,692)
Net Assets:
Beginning of year	27,532,900	34,982,963	52,280,070	70,080,994	3,225,562	4,338,893	17,095,364	23,557,056
End of year	$30,054,832	$27,532,900	$51,698,668	$52,280,070	$3,510,658	$3,225,562	$19,296,139	$17,095,364

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI Loomis Sayles Growth Sub-Account		BHFTI MetLife Multi-Index Targeted Risk Sub-Account		BHFTI MFS® Research International Sub-Account
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(803,700)	$(776,446)	$350,422	$165,258	$(25,624)	$49,119
Net realized gains (losses)	3,568,147	4,340,491	(1,015,466)	3,335,355	542,749	1,915,384
Change in unrealized gains (losses) on investments	17,391,157	(21,524,231)	5,007,451	(15,035,888)	2,095,060	(7,886,301)
Net increase (decrease) in net assets resulting from operations	20,155,604	(17,960,186)	4,342,407	(11,535,275)	2,612,185	(5,921,798)
Contract Transactions:
Purchase payments received from contract owners	418,512	293,885	676,976	1,006,060	189,034	528,783
Net transfers (including fixed account)	(5,209,127)	3,038,027	(297,669)	(1,906,769)	(499,270)	705,028
Contract charges	(435,391)	(401,956)	(592,466)	(589,983)	(219,166)	(215,870)
Transfers for contract benefits and terminations	(5,331,014)	(3,313,529)	(2,934,751)	(3,491,589)	(2,299,703)	(1,775,361)
Net increase (decrease) in net assets resulting from contract transactions	(10,557,020)	(383,573)	(3,147,910)	(4,982,281)	(2,829,105)	(757,420)
Net increase (decrease) in net assets	9,598,584	(18,343,759)	1,194,497	(16,517,556)	(216,920)	(6,679,218)
Net Assets:
Beginning of year	43,988,393	62,332,152	37,616,111	54,133,667	24,998,786	31,678,004
End of year	$53,586,977	$43,988,393	$38,810,608	$37,616,111	$24,781,866	$24,998,786

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTI Morgan Stanley Discovery Sub-Account		BHFTI PanAgora Global Diversified Risk Sub-Account		BHFTI PIMCO Inflation Protected Bond Sub-Account		BHFTI PIMCO Total Return Sub-Account
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(144,092)	$(152,435)	$4,797,597	$9,221,727	$255,002	$2,504,714	$1,361,971	$1,546,428
Net realized gains (losses)	(1,824,875)	4,447,388	(3,435,859)	4,714,962	(775,303)	(264,494)	(1,869,933)	(2,099,822)
Change in unrealized gains (losses) on investments	5,280,104	(15,332,025)	922,939	(31,051,666)	1,449,585	(10,006,009)	4,848,239	(19,392,140)
Net increase (decrease) in net assets resulting from operations	3,311,137	(11,037,072)	2,284,677	(17,114,977)	929,284	(7,765,789)	4,340,277	(19,945,534)
Contract Transactions:
Purchase payments received from contract owners	109,651	252,279	106,209	244,878	490,670	1,902,146	1,255,200	1,892,258
Net transfers (including fixed account)	340,814	4,443,871	1,258,517	94,190,464	3,551,656	(1,692,609)	6,647,290	(3,024,659)
Contract charges	(100,254)	(90,024)	(1,335,279)	(1,127,159)	(544,421)	(557,143)	(1,210,772)	(1,227,339)
Transfers for contract benefits and terminations	(801,542)	(854,275)	(6,656,881)	(4,606,441)	(4,932,619)	(3,665,710)	(8,326,785)	(7,764,016)
Net increase (decrease) in net assets resulting from contract transactions	(451,331)	3,751,851	(6,627,434)	88,701,742	(1,434,714)	(4,013,316)	(1,635,067)	(10,123,756)
Net increase (decrease) in net assets	2,859,806	(7,285,221)	(4,342,757)	71,586,765	(505,430)	(11,779,105)	2,705,210	(30,069,290)
Net Assets:
Beginning of year	8,373,705	15,658,926	78,195,574	6,608,809	48,728,411	60,507,516	100,619,358	130,688,648
End of year	$11,233,511	$8,373,705	$73,852,817	$78,195,574	$48,222,981	$48,728,411	$103,324,568	$100,619,358

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI Schroders Global Multi-Asset Sub-Account		BHFTI SSGA Emerging Markets Enhanced Index Sub-Account		BHFTI SSGA Growth and Income ETF Sub-Account
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$147,915	$(2,975)	$15,716	$8,576	$642,965	$1,268,146
Net realized gains (losses)	(527,418)	1,977,880	(8,248)	(11,780)	(1,080,069)	13,492,555
Change in unrealized gains (losses) on investments	4,085,983	(10,515,168)	87,031	(173,073)	9,762,286	(30,728,242)
Net increase (decrease) in net assets resulting from operations	3,706,480	(8,540,263)	94,499	(176,277)	9,325,182	(15,967,541)
Contract Transactions:
Purchase payments received from contract owners	157,112	290,857	55,485	229,983	961,713	3,353,475
Net transfers (including fixed account)	(416,908)	156,513	28,440	35,060	356,651	(577,780)
Contract charges	(461,687)	(459,050)	(13,491)	(9,858)	(1,027,902)	(983,916)
Transfers for contract benefits and terminations	(2,756,241)	(2,650,034)	(13,114)	(6,224)	(4,798,705)	(4,523,688)
Net increase (decrease) in net assets resulting from contract transactions	(3,477,724)	(2,661,714)	57,320	248,961	(4,508,243)	(2,731,909)
Net increase (decrease) in net assets	228,756	(11,201,977)	151,819	72,684	4,816,939	(18,699,450)
Net Assets:
Beginning of year	29,726,905	40,928,882	821,679	748,995	78,281,836	96,981,286
End of year	$29,955,661	$29,726,905	$973,498	$821,679	$83,098,775	$78,281,836

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTI SSGA Growth ETF Sub-Account		BHFTI T. Rowe Price Large Cap Value Sub-Account		BHFTI T. Rowe Price Mid Cap Growth Sub-Account		BHFTI Victory Sycamore Mid Cap Value Sub-Account
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$168,308	$595,525	$176,053	$22,882	$(840,772)	$(871,259)	$(14,926)	$23,143
Net realized gains (losses)	1,732,919	7,770,748	7,804,039	8,254,561	2,229,391	10,362,746	2,156,367	2,844,595
Change in unrealized gains (losses) on investments	3,952,085	(17,572,169)	(3,638,024)	(12,443,704)	7,999,399	(26,182,136)	(672,136)	(3,745,353)
Net increase (decrease) in net assets resulting from operations	5,853,312	(9,205,896)	4,342,068	(4,166,261)	9,388,018	(16,690,649)	1,469,305	(877,615)
Contract Transactions:
Purchase payments received from contract owners	377,751	959,741	1,217,521	2,318,144	1,579,443	3,461,128	513,545	515,552
Net transfers (including fixed account)	24,567	(633,847)	1,988,419	(3,266,058)	130,959	52,728	412,155	(1,358,418)
Contract charges	(545,414)	(539,459)	(495,956)	(483,743)	(636,531)	(604,571)	(183,669)	(183,592)
Transfers for contract benefits and terminations	(2,759,912)	(2,248,558)	(4,542,699)	(3,651,334)	(3,761,510)	(3,295,212)	(1,218,736)	(1,054,612)
Net increase (decrease) in net assets resulting from contract transactions	(2,903,008)	(2,462,123)	(1,832,715)	(5,082,991)	(2,687,639)	(385,927)	(476,705)	(2,081,070)
Net increase (decrease) in net assets	2,950,304	(11,668,019)	2,509,353	(9,249,252)	6,700,379	(17,076,576)	992,600	(2,958,685)
Net Assets:
Beginning of year	43,083,189	54,751,208	55,541,055	64,790,307	53,143,407	70,219,983	17,809,400	20,768,085
End of year	$46,033,493	$43,083,189	$58,050,408	$55,541,055	$59,843,786	$53,143,407	$18,802,000	$17,809,400

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI Western Asset Management Government Income Sub-Account		BHFTII Baillie Gifford International Stock Sub-Account		BHFTII BlackRock Bond Income Sub-Account
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$325,769	$280,639	$(57,361)	$(84,910)	$249,543	$223,637
Net realized gains (losses)	(630,836)	(897,741)	(266,767)	991,081	(309,324)	(349,795)
Change in unrealized gains (losses) on investments	1,052,943	(4,759,750)	2,120,422	(5,375,526)	726,561	(2,854,382)
Net increase (decrease) in net assets resulting from operations	747,876	(5,376,852)	1,796,294	(4,469,355)	666,780	(2,980,540)
Contract Transactions:
Purchase payments received from contract owners	587,229	469,251	61,591	309,575	792,349	1,527,651
Net transfers (including fixed account)	442,652	88,337	106,362	1,086,729	1,065,062	(608,077)
Contract charges	(458,013)	(465,966)	(140,725)	(129,353)	(204,466)	(197,466)
Transfers for contract benefits and terminations	(3,167,693)	(2,726,929)	(937,819)	(749,962)	(1,022,052)	(1,050,417)
Net increase (decrease) in net assets resulting from contract transactions	(2,595,825)	(2,635,307)	(910,591)	516,989	630,893	(328,309)
Net increase (decrease) in net assets	(1,847,949)	(8,012,159)	885,703	(3,952,366)	1,297,673	(3,308,849)
Net Assets:
Beginning of year	27,754,339	35,766,498	11,036,432	14,988,798	15,688,342	18,997,191
End of year	$25,906,390	$27,754,339	$11,922,135	$11,036,432	$16,986,015	$15,688,342

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTII BlackRock Capital Appreciation Sub-Account		BHFTII BlackRock Ultra-Short Term Bond Sub-Account		BHFTII Brighthouse Asset Allocation 20 Sub-Account		BHFTII Brighthouse Asset Allocation 40 Sub-Account
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(206,988)	$(187,361)	$(57,497)	$(682,663)	$218,530	$178,088	$3,988,562	$2,355,370
Net realized gains (losses)	(364,935)	3,891,184	210,970	(118,383)	19,426	289,443	4,798,528	9,046,827
Change in unrealized gains (losses) on investments	6,416,748	(10,595,662)	1,204,728	623,943	476,577	(2,240,953)	8,855,330	(52,512,213)
Net increase (decrease) in net assets resulting from operations	5,844,825	(6,891,839)	1,358,201	(177,103)	714,533	(1,773,422)	17,642,420	(41,110,016)
Contract Transactions:
Purchase payments received from contract owners	967,843	2,415,010	1,481,541	1,212,532	49,960	532,655	664,058	2,489,478
Net transfers (including fixed account)	(1,647,937)	1,383,904	1,210,699	5,680,779	213,461	923,109	2,013,273	(2,733,112)
Contract charges	(213,370)	(174,637)	(608,444)	(573,168)	(129,721)	(108,382)	(2,461,779)	(2,495,616)
Transfers for contract benefits and terminations	(906,851)	(388,456)	(5,429,341)	(8,692,863)	(1,103,164)	(733,766)	(23,684,211)	(21,327,096)
Net increase (decrease) in net assets resulting from contract transactions	(1,800,315)	3,235,821	(3,345,545)	(2,372,720)	(969,464)	613,616	(23,468,659)	(24,066,346)
Net increase (decrease) in net assets	4,044,510	(3,656,018)	(1,987,344)	(2,549,823)	(254,931)	(1,159,806)	(5,826,239)	(65,176,362)
Net Assets:
Beginning of year	12,954,595	16,610,613	44,371,907	46,921,730	11,945,834	13,105,640	214,540,163	279,716,525
End of year	$16,999,105	$12,954,595	$42,384,563	$44,371,907	$11,690,903	$11,945,834	$208,713,924	$214,540,163

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse Asset Allocation 60 Sub-Account		BHFTII Brighthouse Asset Allocation 80 Sub-Account		BHFTII Brighthouse/ Artisan Mid Cap Value Sub-Account
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$6,359,012	$2,632,595	$4,231,623	$539,569	$(113,339)	$(116,124)
Net realized gains (losses)	22,452,582	27,303,000	28,009,206	26,713,691	1,481,401	2,167,595
Change in unrealized gains (losses) on investments	15,950,708	(113,977,855)	11,415,380	(103,687,059)	371,174	(4,073,602)
Net increase (decrease) in net assets resulting from operations	44,762,302	(84,042,260)	43,656,209	(76,433,799)	1,739,236	(2,022,131)
Contract Transactions:
Purchase payments received from contract owners	1,916,272	6,283,668	1,224,098	1,329,964	35,308	292,000
Net transfers (including fixed account)	(1,307,464)	97,303	(771,757)	(1,480,447)	65,055	(761,881)
Contract charges	(4,206,501)	(4,224,994)	(2,889,102)	(2,919,837)	(92,155)	(96,133)
Transfers for contract benefits and terminations	(36,603,114)	(33,926,542)	(24,955,297)	(28,778,516)	(1,219,933)	(1,250,436)
Net increase (decrease) in net assets resulting from contract transactions	(40,200,807)	(31,770,565)	(27,392,058)	(31,848,836)	(1,211,725)	(1,816,450)
Net increase (decrease) in net assets	4,561,495	(115,812,825)	16,264,151	(108,282,635)	527,511	(3,838,581)
Net Assets:
Beginning of year	398,629,294	514,442,119	298,346,941	406,629,576	11,294,323	15,132,904
End of year	$403,190,789	$398,629,294	$314,611,092	$298,346,941	$11,821,834	$11,294,323

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTII Brighthouse/Dimensional International Small Company Sub-Account		BHFTII Brighthouse/Wellington Core Equity Opportunities Sub-Account		BHFTII Frontier Mid Cap Growth Sub-Account		BHFTII Jennison Growth Sub-Account
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$33,295	$35,950	$(187,920)	$(204,514)	$(150,834)	$(157,407)	$(1,066,438)	$(1,049,772)
Net realized gains (losses)	27,170	371,909	6,599,373	15,035,687	(450,741)	3,330,104	(2,492,490)	16,308,065
Change in unrealized gains (losses) on investments	431,636	(1,453,187)	(2,783,610)	(20,778,263)	2,073,245	(6,923,547)	32,243,967	(52,643,998)
Net increase (decrease) in net assets resulting from operations	492,101	(1,045,328)	3,627,843	(5,947,090)	1,471,670	(3,750,850)	28,685,039	(37,385,705)
Contract Transactions:
Purchase payments received from contract owners	89,471	48,538	262,313	1,154,939	170,952	692,872	2,019,074	4,647,543
Net transfers (including fixed account)	(29,854)	(129,774)	1,468,350	(6,897,134)	417,617	543,390	(6,986,991)	6,931,681
Contract charges	(46,994)	(47,466)	(562,664)	(612,984)	(94,277)	(85,835)	(772,256)	(680,664)
Transfers for contract benefits and terminations	(233,847)	(239,821)	(8,272,154)	(5,570,384)	(799,519)	(505,004)	(4,971,554)	(4,141,621)
Net increase (decrease) in net assets resulting from contract transactions	(221,224)	(368,523)	(7,104,155)	(11,925,563)	(305,227)	645,423	(10,711,727)	6,756,939
Net increase (decrease) in net assets	270,877	(1,413,851)	(3,476,312)	(17,872,653)	1,166,443	(3,105,427)	17,973,312	(30,628,766)
Net Assets:
Beginning of year	4,247,298	5,661,149	70,228,400	88,101,053	9,392,763	12,498,190	60,088,385	90,717,151
End of year	$4,518,175	$4,247,298	$66,752,088	$70,228,400	$10,559,206	$9,392,763	$78,061,697	$60,088,385

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTII Loomis Sayles Small Cap Core Sub-Account		BHFTII Loomis Sayles Small Cap Growth Sub-Account		BHFTII MetLife Aggregate Bond Index Sub-Account
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(12,506)	$(13,700)	$(5,202)	$(5,458)	$370,139	$319,851
Net realized gains (losses)	17,078	149,829	(6,760)	101,283	(435,947)	(631,092)
Change in unrealized gains (losses) on investments	91,542	(287,331)	55,265	(233,796)	1,121,955	(4,821,917)
Net increase (decrease) in net assets resulting from operations	96,114	(151,202)	43,303	(137,971)	1,056,147	(5,133,158)
Contract Transactions:
Purchase payments received from contract owners	5,000	180	2,378	—	1,592,375	3,312,899
Net transfers (including fixed account)	(3,210)	(7,144)	11,736	5,689	2,884,877	(2,325,519)
Contract charges	(8,579)	(9,456)	(3,710)	(3,712)	(429,093)	(398,567)
Transfers for contract benefits and terminations	(123,026)	(20,399)	(15,995)	(15,204)	(2,613,231)	(1,926,030)
Net increase (decrease) in net assets resulting from contract transactions	(129,815)	(36,819)	(5,591)	(13,227)	1,434,928	(1,337,217)
Net increase (decrease) in net assets	(33,701)	(188,021)	37,712	(151,198)	2,491,075	(6,470,375)
Net Assets:
Beginning of year	716,056	904,077	420,271	571,469	29,840,192	36,310,567
End of year	$682,355	$716,056	$457,983	$420,271	$32,331,267	$29,840,192

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTII MetLife Mid Cap Stock Index Sub-Account		BHFTII MetLife MSCI EAFE® Index Sub-Account		BHFTII MetLife Russell 2000® Index Sub-Account		BHFTII MetLife Stock Index Sub-Account
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(41,951)	$(70,248)	$66,068	$171,275	$(44,472)	$(88,265)	$(201,287)	$(328,010)
Net realized gains (losses)	698,262	1,894,776	95,945	321,879	116,966	2,370,821	6,981,527	9,426,457
Change in unrealized gains (losses) on investments	917,998	(3,623,564)	1,109,741	(2,059,678)	1,919,706	(5,594,056)	11,110,480	(27,821,423)
Net increase (decrease) in net assets resulting from operations	1,574,309	(1,799,036)	1,271,754	(1,566,524)	1,992,200	(3,311,500)	17,890,720	(18,722,976)
Contract Transactions:
Purchase payments received from contract owners	396,202	1,733,602	145,177	366,582	500,792	979,224	5,718,073	6,201,122
Net transfers (including fixed account)	637,457	(285,456)	(169,103)	(36,900)	1,034,899	507,100	(970,869)	(1,234,368)
Contract charges	(148,883)	(121,123)	(111,356)	(105,809)	(176,779)	(159,155)	(889,493)	(760,068)
Transfers for contract benefits and terminations	(664,631)	(625,962)	(546,183)	(458,573)	(783,945)	(563,214)	(8,337,126)	(3,804,845)
Net increase (decrease) in net assets resulting from contract transactions	220,145	701,061	(681,465)	(234,700)	574,967	763,955	(4,479,415)	401,841
Net increase (decrease) in net assets	1,794,454	(1,097,975)	590,289	(1,801,224)	2,567,167	(2,547,545)	13,411,305	(18,321,135)
Net Assets:
Beginning of year	10,797,641	11,895,616	8,395,699	10,196,923	12,531,329	15,078,874	77,419,177	95,740,312
End of year	$12,592,095	$10,797,641	$8,985,988	$8,395,699	$15,098,496	$12,531,329	$90,830,482	$77,419,177

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTII MFS® Total Return Sub-Account		BHFTII MFS® Value Sub-Account		BHFTII Neuberger Berman Genesis Sub-Account
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$26,544	$7,545	$48,969	$14,159	$(159,604)	$(175,710)
Net realized gains (losses)	236,935	643,605	2,846,627	4,137,398	905,252	2,215,944
Change in unrealized gains (losses) on investments	157,349	(1,442,661)	(1,295,130)	(6,442,795)	544,476	(4,900,749)
Net increase (decrease) in net assets resulting from operations	420,828	(791,511)	1,600,466	(2,291,238)	1,290,124	(2,860,515)
Contract Transactions:
Purchase payments received from contract owners	29,292	4,782	677,794	1,334,401	146,155	186,401
Net transfers (including fixed account)	162,963	(256,597)	888,602	(631,240)	408,621	(940,772)
Contract charges	(39,023)	(45,980)	(302,183)	(290,252)	(97,345)	(97,962)
Transfers for contract benefits and terminations	(912,009)	(519,905)	(2,263,518)	(1,329,752)	(1,000,593)	(990,552)
Net increase (decrease) in net assets resulting from contract transactions	(758,777)	(817,700)	(999,305)	(916,843)	(543,162)	(1,842,885)
Net increase (decrease) in net assets	(337,949)	(1,609,211)	601,161	(3,208,081)	746,962	(4,703,400)
Net Assets:
Beginning of year	5,553,324	7,162,535	26,171,943	29,380,024	9,821,648	14,525,048
End of year	$5,215,375	$5,553,324	$26,773,104	$26,171,943	$10,568,610	$9,821,648

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTII T. Rowe Price Large Cap Growth Sub-Account		BHFTII T. Rowe Price Small Cap Growth Sub-Account		BHFTII VanEck Global Natural Resources Sub-Account		BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(726,293)	$(705,977)	$(6,600)	$(6,835)	$40,817	$32,640	$2,706,628	$2,621,381
Net realized gains (losses)	(1,737,982)	9,431,254	8,174	77,867	49,147	374,892	(1,203,436)	(1,314,854)
Change in unrealized gains (losses) on investments	20,060,532	(35,287,598)	66,384	(184,896)	(252,803)	(69,498)	2,456,439	(13,666,366)
Net increase (decrease) in net assets resulting from operations	17,596,257	(26,562,321)	67,958	(113,864)	(162,839)	338,034	3,959,631	(12,359,839)
Contract Transactions:
Purchase payments received from contract owners	1,664,939	2,632,317	—	—	2,248	82,840	969,296	2,093,180
Net transfers (including fixed account)	(4,037,774)	7,080,632	6,017	10,148	436,059	(919,116)	2,117,740	(719,437)
Contract charges	(623,405)	(550,614)	(4,444)	(4,306)	(40,512)	(47,699)	(582,793)	(605,228)
Transfers for contract benefits and terminations	(3,336,689)	(2,204,685)	(14,124)	(10,933)	(275,017)	(199,803)	(4,692,605)	(5,259,584)
Net increase (decrease) in net assets resulting from contract transactions	(6,332,929)	6,957,650	(12,551)	(5,091)	122,778	(1,083,778)	(2,188,362)	(4,491,069)
Net increase (decrease) in net assets	11,263,328	(19,604,671)	55,407	(118,955)	(40,061)	(745,744)	1,771,269	(16,850,908)
Net Assets:
Beginning of year	41,326,279	60,930,950	356,808	475,763	3,271,292	4,017,036	53,472,697	70,323,605
End of year	$52,589,607	$41,326,279	$412,215	$356,808	$3,231,231	$3,271,292	$55,243,966	$53,472,697

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTII Western Asset Management U.S. Government Sub-Account		BlackRock Global Allocation V.I. Sub-Account		Fidelity® VIP Contrafund® Sub-Account
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$191,418	$136,212	$73,010	$(66,973)	$(230,726)	$(227,837)
Net realized gains (losses)	(247,769)	(709,240)	(64,600)	27,912	1,303,359	1,330,023
Change in unrealized gains (losses) on investments	891,207	(2,463,664)	573,181	(957,620)	4,137,460	(7,778,585)
Net increase (decrease) in net assets resulting from operations	834,856	(3,036,692)	581,591	(996,681)	5,210,093	(6,676,399)
Contract Transactions:
Purchase payments received from contract owners	5,715,204	1,046,619	533,169	574,790	682,755	920,394
Net transfers (including fixed account)	1,035,295	(238,195)	(44,878)	130,787	(894,743)	471,209
Contract charges	(309,631)	(332,526)	(85,895)	(76,265)	(157,658)	(147,087)
Transfers for contract benefits and terminations	(1,813,671)	(3,536,759)	(84,791)	(105,054)	(1,734,733)	(1,709,074)
Net increase (decrease) in net assets resulting from contract transactions	4,627,197	(3,060,861)	317,605	524,258	(2,104,379)	(464,558)
Net increase (decrease) in net assets	5,462,053	(6,097,553)	899,196	(472,423)	3,105,714	(7,140,957)
Net Assets:
Beginning of year	24,326,686	30,424,239	5,106,643	5,579,066	17,299,560	24,440,517
End of year	$29,788,739	$24,326,686	$6,005,839	$5,106,643	$20,405,274	$17,299,560

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	Fidelity® VIP Equity-Income Sub-Account		Fidelity® VIP Mid Cap Sub-Account		FTVIPT Franklin Income VIP Sub-Account		FTVIPT Franklin Mutual Shares VIP Sub-Account
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$25	$26	$(112,870)	$(134,039)	$602,587	$561,291	$11,376	$9,456
Net realized gains (losses)	561	634	341,944	885,354	945,400	437,115	164,799	243,079
Change in unrealized gains (losses) on investments	568	(1,749)	1,199,116	(3,040,018)	(395,239)	(2,277,755)	75,596	(486,280)
Net increase (decrease) in net assets resulting from operations	1,154	(1,089)	1,428,190	(2,288,703)	1,152,748	(1,279,349)	251,771	(233,745)
Contract Transactions:
Purchase payments received from contract owners	—	—	386,678	535,787	1,087,353	1,010,210	100,493	37,143
Net transfers (including fixed account)	(298)	(1,099)	112,445	(276,053)	378,631	(1,148,619)	(36,994)	(26,972)
Contract charges	(104)	(103)	(91,954)	(90,223)	(130,352)	(128,905)	(17,121)	(17,937)
Transfers for contract benefits and terminations	(1,215)	(2)	(900,178)	(1,315,611)	(1,422,497)	(1,584,729)	(243,567)	(274,902)
Net increase (decrease) in net assets resulting from contract transactions	(1,617)	(1,204)	(493,009)	(1,146,100)	(86,865)	(1,852,043)	(197,189)	(282,668)
Net increase (decrease) in net assets	(463)	(2,293)	935,181	(3,434,803)	1,065,883	(3,131,392)	54,582	(516,413)
Net Assets:
Beginning of year	14,071	16,364	11,059,110	14,493,913	16,476,647	19,608,039	2,170,096	2,686,509
End of year	$13,608	$14,071	$11,994,291	$11,059,110	$17,542,530	$16,476,647	$2,224,678	$2,170,096

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	FTVIPT Franklin Small Cap Value VIP Sub-Account		FTVIPT Templeton Foreign VIP Sub-Account		FTVIPT Templeton Global Bond VIP Sub-Account
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(23,604)	$(11,870)	$139,360	$128,846	$(78,263)	$(86,672)
Net realized gains (losses)	119,414	503,148	(122,438)	(226,014)	(144,484)	(380,789)
Change in unrealized gains (losses) on investments	222,674	(859,494)	1,621,999	(932,074)	312,322	30,249
Net increase (decrease) in net assets resulting from operations	318,484	(368,216)	1,638,921	(1,029,242)	89,575	(437,212)
Contract Transactions:
Purchase payments received from contract owners	115,639	128,626	30,252	11,552	270,822	72,335
Net transfers (including fixed account)	83,158	(126,326)	(562,940)	(300,821)	234,380	(116,190)
Contract charges	(25,482)	(23,287)	(75,198)	(75,466)	(63,469)	(69,110)
Transfers for contract benefits and terminations	(200,272)	(348,129)	(1,058,692)	(761,458)	(466,164)	(735,510)
Net increase (decrease) in net assets resulting from contract transactions	(26,957)	(369,116)	(1,666,578)	(1,126,193)	(24,431)	(848,475)
Net increase (decrease) in net assets	291,527	(737,332)	(27,657)	(2,155,435)	65,144	(1,285,687)
Net Assets:
Beginning of year	2,751,742	3,489,074	9,492,173	11,647,608	5,828,771	7,114,458
End of year	$3,043,269	$2,751,742	$9,464,516	$9,492,173	$5,893,915	$5,828,771
The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	Invesco V.I. Equity and Income Sub-Account		Invesco V.I. EQV International Equity Sub-Account		Invesco V.I. Main Street Small Cap® Sub-Account		Janus Henderson Global Sustainable Equity Sub-Account
	2023	2022	2023	2022	2023	2022	2023	2022 (a)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$42,869	$(920)	$(86,919)	$4,703	$(12,213)	$(35,277)	$(180)	$4
Net realized gains (losses)	644,269	2,061,287	14,715	800,139	17,801	449,315	72	(4)
Change in unrealized gains (losses) on investments	330,076	(3,418,929)	1,054,982	(2,395,955)	444,390	(1,069,128)	7,240	(910)
Net increase (decrease) in net assets resulting from operations	1,017,214	(1,358,562)	982,778	(1,591,113)	449,978	(655,090)	7,132	(910)
Contract Transactions:
Purchase payments received from contract owners	511,395	285,773	86,050	138,902	75,666	26,920	46,139	12,442
Net transfers (including fixed account)	255,324	(609,153)	(203,630)	424,671	86,993	(82,183)	23,223	536
Contract charges	(111,194)	(115,748)	(61,598)	(58,804)	(26,684)	(28,380)	(175)	—
Transfers for contract benefits and terminations	(1,264,044)	(1,792,094)	(541,795)	(800,388)	(238,869)	(390,205)	(1,464)	(2)
Net increase (decrease) in net assets resulting from contract transactions	(608,519)	(2,231,222)	(720,973)	(295,619)	(102,894)	(473,848)	67,723	12,976
Net increase (decrease) in net assets	408,695	(3,589,784)	261,805	(1,886,732)	347,084	(1,128,938)	74,855	12,066
Net Assets:
Beginning of year	12,081,549	15,671,333	6,357,051	8,243,783	2,800,129	3,929,067	12,066	—
End of year	$12,490,244	$12,081,549	$6,618,856	$6,357,051	$3,147,213	$2,800,129	$86,921	$12,066

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Appreciation Sub-Account		LMPVET ClearBridge Variable Dividend Strategy Sub-Account		LMPVET ClearBridge Variable Large Cap Growth Sub-Account
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(127,325)	$(110,836)	$70,562	$(29,526)	$(4,520)	$(4,278)
Net realized gains (losses)	1,551,833	2,411,150	2,141,169	1,687,036	12,930	20,512
Change in unrealized gains (losses) on investments	2,513,712	(6,121,163)	(680,921)	(3,065,686)	82,706	(128,153)
Net increase (decrease) in net assets resulting from operations	3,938,220	(3,820,849)	1,530,810	(1,408,176)	91,116	(111,919)
Contract Transactions:
Purchase payments received from contract owners	1,482,493	1,018,767	729,495	666,288	—	—
Net transfers (including fixed account)	(302,861)	(1,060,325)	142,812	(634,365)	(15,203)	10,717
Contract charges	(228,087)	(220,180)	(119,586)	(114,827)	(569)	(552)
Transfers for contract benefits and terminations	(1,716,486)	(2,055,526)	(1,194,556)	(963,924)	(12,078)	(7,303)
Net increase (decrease) in net assets resulting from contract transactions	(764,941)	(2,317,264)	(441,835)	(1,046,828)	(27,850)	2,862
Net increase (decrease) in net assets	3,173,279	(6,138,113)	1,088,975	(2,455,004)	63,266	(109,057)
Net Assets:
Beginning of year	22,295,200	28,433,313	12,615,091	15,070,095	226,074	335,131
End of year	$25,468,479	$22,295,200	$13,704,066	$12,615,091	$289,340	$226,074

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	LMPVET ClearBridge Variable Large Cap Value Sub-Account		LMPVET ClearBridge Variable Small Cap Growth Sub-Account		LMPVET Franklin Multi-Asset Variable Conservative Growth Sub-Account		LMPVET Franklin Multi-Asset Variable Growth Sub-Account
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,116)	$(1,139)	$(87,677)	$(88,924)	$7,770	$6,575	$(3,691)	$18,119
Net realized gains (losses)	18,793	12,974	(7,878)	144,472	498	75,009	41,115	98,338
Change in unrealized gains (losses) on investments	10,873	(33,238)	549,339	(2,397,200)	114,839	(306,752)	135,998	(327,160)
Net increase (decrease) in net assets resulting from operations	28,550	(21,403)	453,784	(2,341,652)	123,107	(225,168)	173,422	(210,703)
Contract Transactions:
Purchase payments received from contract owners	—	1,665	281,350	531,096	974	1,654	1,140	1,380
Net transfers (including fixed account)	326	1,978	527,624	638,411	5,060	3,372	(3,089)	2,445
Contract charges	(1,565)	(1,527)	(73,225)	(66,786)	(6,897)	(7,726)	(2,108)	(2,111)
Transfers for contract benefits and terminations	(4,026)	(25,712)	(308,835)	(480,171)	(190,179)	(240,652)	(129,687)	(80,212)
Net increase (decrease) in net assets resulting from contract transactions	(5,265)	(23,596)	426,914	622,550	(191,042)	(243,352)	(133,744)	(78,498)
Net increase (decrease) in net assets	23,285	(44,999)	880,698	(1,719,102)	(67,935)	(468,520)	39,678	(289,201)
Net Assets:
Beginning of year	221,468	266,467	5,865,900	7,585,002	1,064,087	1,532,607	1,053,702	1,342,903
End of year	$244,753	$221,468	$6,746,598	$5,865,900	$996,152	$1,064,087	$1,093,380	$1,053,702

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	LMPVET Franklin Multi-Asset Variable Moderate Growth Sub-Account		LMPVIT Western Asset Variable Global High Yield Bond Sub-Account		PIMCO VIT High Yield Sub-Account
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$76	$58	$259,522	$326,949	$3,026	$2,647
Net realized gains (losses)	843	2,067	(150,944)	(165,358)	(230)	(268)
Change in unrealized gains (losses) on investments	3,696	(7,940)	431,586	(1,305,538)	4,476	(11,899)
Net increase (decrease) in net assets resulting from operations	4,615	(5,815)	540,164	(1,143,947)	7,272	(9,520)
Contract Transactions:
Purchase payments received from contract owners	—	—	331,069	444,892	—	—
Net transfers (including fixed account)	—	—	203,301	(33,530)	849	(2,377)
Contract charges	(39)	(39)	(73,710)	(70,679)	(447)	(458)
Transfers for contract benefits and terminations	(7)	(1,762)	(499,347)	(501,179)	(1,935)	(1,095)
Net increase (decrease) in net assets resulting from contract transactions	(46)	(1,801)	(38,687)	(160,496)	(1,533)	(3,930)
Net increase (decrease) in net assets	4,569	(7,616)	501,477	(1,304,443)	5,739	(13,450)
Net Assets:
Beginning of year	28,956	36,572	6,316,832	7,621,275	69,319	82,769
End of year	$33,525	$28,956	$6,818,309	$6,316,832	$75,058	$69,319

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the years ended December 31, 2023 and 2022

	PIMCO VIT Low Duration Sub-Account		Pioneer Mid Cap Value VCT Sub-Account		Putnam VT Large Cap Value Sub-Account
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$834	$94	$4,275	$(1,178)	$212	$115
Net realized gains (losses)	(163)	(42)	141,089	733,865	969	1,373
Change in unrealized gains (losses) on investments	668	(3,077)	31,694	(877,943)	1,181	(2,125)
Net increase (decrease) in net assets resulting from operations	1,339	(3,025)	177,058	(145,256)	2,362	(637)
Contract Transactions:
Purchase payments received from contract owners	430	—	68,898	35,966	—	—
Net transfers (including fixed account)	85	(28)	(53,943)	(146,211)	—	—
Contract charges	(294)	(275)	(11,469)	(12,038)	—	—
Transfers for contract benefits and terminations	(1,326)	(4)	(81,976)	(126,569)	(4)	(2)
Net increase (decrease) in net assets resulting from contract transactions	(1,105)	(307)	(78,490)	(248,852)	(4)	(2)
Net increase (decrease) in net assets	234	(3,332)	98,568	(394,108)	2,358	(639)
Net Assets:
Beginning of year	39,450	42,782	1,694,835	2,088,943	15,929	16,568
End of year	$39,684	$39,450	$1,793,403	$1,694,835	$18,287	$15,929

(a) For the period April 29, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

	Putnam VT Sustainable Leaders Sub-Account		TAP 1919 Variable Socially Responsive Balanced Sub-Account
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(2,731)	$(2,291)	$(1,159)	$(1,983)
Net realized gains (losses)	13,614	58,606	8,942	10,533
Change in unrealized gains (losses) on investments	81,633	(170,986)	28,282	(64,961)
Net increase (decrease) in net assets resulting from operations	92,516	(114,671)	36,065	(56,411)
Contract Transactions:
Purchase payments received from contract owners	8,126	7,214	—	—
Net transfers (including fixed account)	(301)	(1,487)	—	—
Contract charges	—	—	(35)	(35)
Transfers for contract benefits and terminations	—	—	(9)	(7)
Net increase (decrease) in net assets resulting from contract transactions	7,825	5,727	(44)	(42)
Net increase (decrease) in net assets	100,341	(108,944)	36,021	(56,453)
Net Assets:
Beginning of year	367,684	476,628	197,474	253,927
End of year	$468,025	$367,684	$233,495	$197,474

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Brighthouse Variable Annuity Account B (the "Separate Account"), a separate account of Brighthouse Life Insurance Company of NY (the "Company"), was established by the Company's Board of Directors on December 31, 1992 to support the Company's operations with respect to certain variable annuity contracts (the "Contracts"). The company is a wholly-owned subsidiary of Brighthouse Life Insurance Company, which is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund, portfolio, or series (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I.")

American Funds Insurance Series® ("American Funds")

BlackRock Variable Series Funds, Inc. ("BlackRock")

Brighthouse Funds Trust I ("BHFTI")*

Brighthouse Funds Trust II ("BHFTII")*

Fidelity® Variable Insurance Products ("Fidelity® VIP")

Franklin Templeton Variable Insurance Products Trust ("FTVIPT")

Janus Aspen Series ("Janus")

Legg Mason Partners Variable Equity Trust ("LMPVET")

Legg Mason Partners Variable Income Trust ("LMPVIT")

Morgan Stanley Variable Insurance Fund, Inc. ("Morgan Stanley VIF")

PIMCO Variable Insurance Trust ("PIMCO VIT")

Pioneer Variable Contracts Trust ("Pioneer")

Putnam Variable Trust ("Putnam VT")

Russell Investment Funds ("Russell")

Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2.  LIST OF SUB-ACCOUNTS

A. Purchase payments, less any applicable charges applied to the Separate Account, are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2023:

American Funds® Global Growth Sub-Account (a)

American Funds® Global Small Capitalization Sub-Account (a)

American Funds® Growth Sub-Account

American Funds® Growth-Income Sub-Account (a)

American Funds® The Bond Fund of America Sub-Account (a)

BHFTI AB Global Dynamic Allocation Sub-Account

BHFTI AB International Bond Sub-Account

BHFTI Allspring Mid Cap Value Sub-Account

BHFTI American Funds® Balanced Allocation Sub-Account

BHFTI American Funds® Growth Allocation Sub-Account

BHFTI American Funds® Growth Sub-Account

BHFTI American Funds® Moderate Allocation Sub-Account

BHFTI BlackRock Global Tactical Strategies Sub-Account

BHFTI BlackRock High Yield Sub-Account (a)

BHFTI Brighthouse Asset Allocation 100 Sub-Account

BHFTI Brighthouse Balanced Plus Sub-Account

BHFTI Brighthouse Small Cap Value Sub-Account (a)

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF SUB-ACCOUNTS — (Continued)

BHFTI Brighthouse/abrdn Emerging Markets Equity Sub-Account (a)

BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account

BHFTI Brighthouse/Franklin Low Duration Total Return Sub-Account

BHFTI Brighthouse/Templeton International Bond Sub-Account

BHFTI Brighthouse/Wellington Large Cap Research Sub-Account (a)

BHFTI CBRE Global Real Estate Sub-Account (a)

BHFTI Harris Oakmark International Sub-Account (a)

BHFTI Invesco Balanced-Risk Allocation Sub-Account

BHFTI Invesco Comstock Sub-Account

BHFTI Invesco Global Equity Sub-Account

BHFTI Invesco Small Cap Growth Sub-Account (a)

BHFTI JPMorgan Core Bond Sub-Account

BHFTI JPMorgan Global Active Allocation Sub-Account

BHFTI JPMorgan Small Cap Value Sub-Account (a)

BHFTI Loomis Sayles Global Allocation Sub-Account

BHFTI Loomis Sayles Growth Sub-Account (a)

BHFTI MetLife Multi-Index Targeted Risk Sub-Account

BHFTI MFS® Research International Sub-Account (a)

BHFTI Morgan Stanley Discovery Sub-Account (a)

BHFTI PanAgora Global Diversified Risk Sub-Account

BHFTI PIMCO Inflation Protected Bond Sub-Account

BHFTI PIMCO Total Return Sub-Account (a)

BHFTI Schroders Global Multi-Asset Sub-Account

BHFTI SSGA Emerging Markets Enhanced Index Sub-Account

BHFTI SSGA Growth and Income ETF Sub-Account

BHFTI SSGA Growth ETF Sub-Account

BHFTI T. Rowe Price Large Cap Value Sub-Account (a)

BHFTI T. Rowe Price Mid Cap Growth Sub-Account (a)

BHFTI Victory Sycamore Mid Cap Value Sub-Account (a)

BHFTI Western Asset Management Government Income Sub-Account

BHFTII Baillie Gifford International Stock Sub-Account

BHFTII BlackRock Bond Income Sub-Account (a)

BHFTII BlackRock Capital Appreciation Sub-Account (a)

BHFTII BlackRock Ultra-Short Term Bond Sub Account (a)

BHFTII Brighthouse Asset Allocation 20 Sub-Account

BHFTII Brighthouse Asset Allocation 40 Sub-Account

BHFTII Brighthouse Asset Allocation 60 Sub-Account

BHFTII Brighthouse Asset Allocation 80 Sub-Account

BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account

BHFTII Brighthouse/Dimensional International Small Company Sub-Account

BHFTII Brighthouse/Wellington Core Equity Opportunities Sub-Account (a)

BHFTII Frontier Mid Cap Growth Sub-Account

BHFTII Jennison Growth Sub-Account (a)

BHFTII Loomis Sayles Small Cap Core Sub-Account

BHFTII Loomis Sayles Small Cap Growth Sub-Account

BHFTII MetLife Aggregate Bond Index Sub-Account

BHFTII MetLife Mid Cap Stock Index Sub-Account

BHFTII MetLife MSCI EAFE® Index Sub-Account

BHFTII MetLife Russell 2000® Index Sub-Account

BHFTII MetLife Stock Index Sub-Account (a)

BHFTII MFS® Total Return Sub-Account (a)

BHFTII MFS® Value Sub-Account (a)

BHFTII Neuberger Berman Genesis Sub-Account (a)

BHFTII T. Rowe Price Large Cap Growth Sub-Account (a)

BHFTII T. Rowe Price Small Cap Growth Sub-Account (a)

BHFTII VanEck Global Natural Resources Sub-Account

BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account (a)

BHFTII Western Asset Management U.S. Government Sub-Account (a)

BlackRock Global Allocation V.I. Sub-Account

Fidelity® VIP Contrafund® Sub-Account (a)

Fidelity® VIP Equity-Income Sub-Account

Fidelity® VIP Mid Cap Sub-Account

FTVIPT Franklin Income VIP Sub-Account

FTVIPT Franklin Mutual Shares VIP Sub-Account

FTVIPT Franklin Small Cap Value VIP Sub-Account

FTVIPT Templeton Foreign VIP Sub-Account (a)

FTVIPT Templeton Global Bond VIP Sub-Account

Invesco V.I. Equity and Income Sub-Account

Invesco V.I. EQV International Equity Sub-Account (a)

Invesco V.I. Main Street Small Cap® Sub-Account

Janus Henderson Global Sustainable Equity Sub-Account

LMPVET ClearBridge Variable Appreciation Sub-Account (a)

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF SUB-ACCOUNTS — (Concluded)

LMPVET ClearBridge Variable Dividend Strategy Sub-Account (a)

LMPVET ClearBridge Variable Large Cap Growth Sub-Account

LMPVET ClearBridge Variable Large Cap Value Sub-Account

LMPVET ClearBridge Variable Small Cap Growth Sub-Account (a)

LMPVET Franklin Multi-Asset Variable Conservative Growth Sub-Account

LMPVET Franklin Multi-Asset Variable Growth Sub-Account

LMPVET Franklin Multi-Asset Variable Moderate Growth Sub-Account

LMPVIT Western Asset Variable Global High Yield Bond Sub-Account (a)

PIMCO VIT High Yield Sub-Account

PIMCO VIT Low Duration Sub-Account

Pioneer Mid Cap Value VCT Sub-Account

Putnam VT Large Cap Value Sub-Account

Putnam VT Sustainable Leaders Sub-Account (a)

TAP 1919 Variable Socially Responsive Balanced Sub-Account

(a)  This Sub-Account may invest in two or more share classes within the underlying fund, portfolio, or series of the Trusts.

B. The following Sub-Accounts had no net assets as of December 31, 2023:

BHFTI Brighthouse/Artisan International Sub-Account

BHFTI TCW Core Fixed Income Sub-Account

Morgan Stanley VIF Global Infrastructure Sub-Account

Russell Global Real Estate Securities Sub-Account

Russell International Developed Markets Sub-Account

Russell Strategic Bond Sub-Account

Russell U.S. Small Cap Equity Sub-Account

Russell U.S. Strategic Equity Sub-Account

3.  PORTFOLIO CHANGES

The following Sub-Account ceased operations during the year ended December 31, 2023:

Pioneer Real Estate Shares VCT Sub-Account

The operations of the Sub-Accounts were affected by the following change that occurred during the year ended December 31, 2023:

Liquidation:

Pioneer Real Estate Shares VCT Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.  SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Security Valuation

A Sub-Account's investment in shares of a fund, portfolio, or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables. The assumed investment return is between 3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

Purchase Payments

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

Net Transfers

Assets transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges paid to the company and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

Optional Death Benefit Rider — For an additional charge, the total death benefit payable may be increased based on the increases in account value in the Contracts.

Guaranteed Minimum Accumulation Benefit — For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2023:

Mortality and Expense Risk	0.50	% - 1.60%
Administrative	0.15	% - 0.25%
Optional Death Benefit Rider	0.15	% - 0.30%
Guaranteed Minimum Accumulation Benefit	1.50%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

Guaranteed Minimum Accumulation Benefit — For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

Lifetime Withdrawal Guarantee — For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

Guaranteed Withdrawal Benefit — For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

Guaranteed Minimum Income Benefit/Lifetime Income Solution — For an additional charge, the company will guarantee a minimum payment regardless of market conditions.

Enhanced Guaranteed Withdrawal Benefit — For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  EXPENSES AND RELATED PARTY TRANSACTIONS — (Concluded)

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2023:

Guaranteed Minimum Accumulation Benefit	0.75%
Lifetime Withdrawal Guarantee	0.50	% - 1.80%
Guaranteed Withdrawal Benefit	0.25	% - 1.40%
Guaranteed Minimum Income Benefit/Lifetime Income Solution	0.50	% - 1.50%
Enhanced Guaranteed Withdrawal Benefit	0.55%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, along with separate accounts of Metropolitan Life Insurance Company and its affiliated insurance companies. BHFTI and BHFTII portfolios are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  STATEMENTS OF INVESTMENTS

	As of December 31, 2023		For the year ended December 31, 2023
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
American Funds® Global Growth Sub-Account	668,722	18,500,034	2,063,095	3,116,911
American Funds® Global Small Capitalization Sub-Account	198,255	3,830,373	197,413	312,471
American Funds® Growth Sub-Account	460,399	34,935,779	2,679,102	7,189,006
American Funds® Growth-Income Sub-Account	428,160	19,510,518	2,328,290	3,951,443
American Funds® The Bond Fund of America Sub-Account	779,977	8,207,746	1,228,650	980,274
BHFTI AB Global Dynamic Allocation Sub-Account	9,313,369	96,885,192	3,817,224	10,696,771
BHFTI AB International Bond Sub-Account	197,783	1,882,148	235,754	93,825
BHFTI Allspring Mid Cap Value Sub-Account	1,410,688	16,827,484	2,568,140	1,939,293
BHFTI American Funds® Balanced Allocation Sub-Account	24,462,039	224,382,100	24,742,259	19,036,157
BHFTI American Funds® Growth Allocation Sub-Account	14,364,827	126,892,914	15,849,055	13,474,487
BHFTI American Funds® Growth Sub-Account	9,724,379	97,225,411	17,949,559	11,674,923
BHFTI American Funds® Moderate Allocation Sub-Account	12,002,538	110,981,617	9,842,168	10,766,296
BHFTI BlackRock Global Tactical Strategies Sub-Account	19,002,845	184,921,621	5,871,289	20,759,398
BHFTI BlackRock High Yield Sub-Account	8,637,286	64,761,482	8,929,716	4,298,871
BHFTI Brighthouse Asset Allocation 100 Sub-Account	9,745,323	107,021,182	17,628,639	11,727,830
BHFTI Brighthouse Balanced Plus Sub-Account	36,909,996	376,827,829	10,533,869	37,111,788
BHFTI Brighthouse Small Cap Value Sub-Account	1,839,710	25,609,221	3,199,310	2,774,927
BHFTI Brighthouse/abrdn Emerging Markets Equity Sub-Account	2,477,635	24,412,599	779,812	2,345,928
BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account	1,345,522	13,262,225	2,583,627	2,265,023
BHFTI Brighthouse/Franklin Low Duration Total Return Sub-Account	1,547,970	14,441,319	2,309,095	1,943,842
BHFTI Brighthouse/Templeton International Bond Sub-Account	274,616	2,732,260	60,666	312,745
BHFTI Brighthouse/Wellington Large Cap Research Sub-Account	121,125	1,464,616	106,760	242,069
BHFTI CBRE Global Real Estate Sub-Account	1,485,439	16,316,021	972,930	1,177,658
BHFTI Harris Oakmark International Sub-Account	3,415,572	43,672,950	1,613,999	7,422,593
BHFTI Invesco Balanced-Risk Allocation Sub-Account	4,032,326	38,566,950	2,855,981	3,883,515
BHFTI Invesco Comstock Sub-Account	2,646,819	32,982,902	7,647,147	3,422,540
BHFTI Invesco Global Equity Sub-Account	176,285	3,616,839	698,299	540,088
BHFTI Invesco Small Cap Growth Sub-Account	6,062,882	59,485,411	2,997,663	1,915,909
BHFTI JPMorgan Core Bond Sub-Account	3,320,976	33,693,014	3,826,289	2,099,616
BHFTI JPMorgan Global Active Allocation Sub-Account	5,068,497	56,122,565	3,259,823	8,128,819
BHFTI JPMorgan Small Cap Value Sub-Account	311,484	3,969,026	529,625	332,642
BHFTI Loomis Sayles Global Allocation Sub-Account	1,291,576	18,975,754	1,345,129	2,064,381
BHFTI Loomis Sayles Growth Sub-Account	3,603,463	46,133,347	3,659,269	11,887,612
BHFTI MetLife Multi-Index Targeted Risk Sub-Account	3,782,710	44,074,660	1,577,441	4,374,963
BHFTI MFS® Research International Sub-Account	2,071,913	23,621,583	1,663,937	4,035,969
BHFTI Morgan Stanley Discovery Sub-Account	2,836,671	22,608,595	767,816	1,363,268
BHFTI PanAgora Global Diversified Risk Sub-Account	12,538,679	103,656,121	6,197,562	8,027,435
BHFTI PIMCO Inflation Protected Bond Sub-Account	5,119,212	53,403,599	4,513,777	5,693,538
BHFTI PIMCO Total Return Sub-Account	10,629,924	121,897,045	7,857,542	8,130,695
BHFTI Schroders Global Multi-Asset Sub-Account	2,629,997	30,554,750	1,452,869	4,782,722
BHFTI SSGA Emerging Markets Enhanced Index Sub-Account	100,257	1,055,514	135,716	62,691
BHFTI SSGA Growth and Income ETF Sub-Account	8,410,807	90,434,578	2,972,434	6,837,760
BHFTI SSGA Growth ETF Sub-Account	4,668,711	50,342,357	3,780,305	4,191,033
BHFTI T. Rowe Price Large Cap Value Sub-Account	2,234,512	60,517,939	11,443,006	4,938,100
BHFTI T. Rowe Price Mid Cap Growth Sub-Account	7,604,039	66,808,287	5,046,150	5,277,713
BHFTI Victory Sycamore Mid Cap Value Sub-Account	1,000,794	17,358,284	3,235,533	1,707,441
BHFTI Western Asset Management Government Income Sub-Account	2,828,209	29,621,946	1,451,199	3,721,296

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  STATEMENTS OF INVESTMENTS — (Continued)

	As of December 31, 2023		For the year ended December 31, 2023
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
BHFTII Baillie Gifford International Stock Sub-Account	1,164,271	12,446,078	1,172,192	2,140,176
BHFTII BlackRock Bond Income Sub-Account	187,727	19,363,086	2,515,445	1,635,087
BHFTII BlackRock Capital Appreciation Sub-Account	516,806	18,447,458	1,064,330	2,745,779
BHFTII BlackRock Ultra-Short Term Bond Sub-Account	406,614	40,944,714	7,467,618	10,869,974
BHFTII Brighthouse Asset Allocation 20 Sub-Account	1,237,133	12,899,495	1,332,032	1,829,602
BHFTII Brighthouse Asset Allocation 40 Sub-Account	21,900,727	248,020,253	19,394,193	27,939,921
BHFTII Brighthouse Asset Allocation 60 Sub-Account	40,974,674	478,507,401	46,113,241	47,111,050
BHFTII Brighthouse Asset Allocation 80 Sub-Account	29,708,318	372,648,909	45,895,754	33,686,108
BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account	57,769	11,870,295	2,080,846	1,825,177
BHFTII Brighthouse/Dimensional International Small Company Sub-Account	452,723	5,472,267	372,314	422,715
BHFTII Brighthouse/Wellington Core Equity Opportunities Sub-Account	2,380,822	69,569,214	9,751,464	9,820,724
BHFTII Frontier Mid Cap Growth Sub-Account	561,959	13,716,676	623,204	1,079,298
BHFTII Jennison Growth Sub-Account	5,730,309	78,374,607	1,457,865	13,236,076
BHFTII Loomis Sayles Small Cap Core Sub-Account	3,280	707,392	51,370	157,117
BHFTII Loomis Sayles Small Cap Growth Sub-Account	51,517	541,726	16,142	26,949
BHFTII MetLife Aggregate Bond Index Sub-Account	3,495,272	36,745,481	4,193,816	2,388,790
BHFTII MetLife Mid Cap Stock Index Sub-Account	777,290	12,821,525	1,979,067	1,032,172
BHFTII MetLife MSCI EAFE® Index Sub-Account	624,895	7,881,539	808,334	1,423,762
BHFTII MetLife Russell 2000® Index Sub-Account	909,548	15,874,534	1,814,794	1,033,439
BHFTII MetLife Stock Index Sub-Account	1,595,869	76,106,771	12,840,241	11,620,380
BHFTII MFS® Total Return Sub-Account	34,946	5,163,817	484,240	959,992
BHFTII MFS® Value Sub-Account	1,959,065	28,205,341	5,583,743	3,513,903
BHFTII Neuberger Berman Genesis Sub-Account	598,007	10,380,201	1,265,382	1,060,406
BHFTII T. Rowe Price Large Cap Growth Sub-Account	2,674,924	53,722,465	2,731,057	9,790,308
BHFTII T. Rowe Price Small Cap Growth Sub-Account	24,092	406,841	20,081	28,809
BHFTII VanEck Global Natural Resources Sub-Account	273,601	2,880,592	560,231	396,668
BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account	5,069,450	63,820,966	6,485,418	5,967,269
BHFTII Western Asset Management U.S. Government Sub-Account	2,839,396	32,317,740	6,898,093	2,079,534
BlackRock Global Allocation V.I. Sub-Account	460,924	6,845,610	712,946	322,340
Fidelity® VIP Contrafund® Sub-Account	426,040	15,207,631	1,444,769	3,102,467
Fidelity® VIP Equity-Income Sub-Account	569	12,300	619	1,822
Fidelity® VIP Mid Cap Sub-Account	345,756	11,190,765	710,136	989,305
FTVIPT Franklin Income VIP Sub-Account	1,235,389	18,423,294	3,036,021	1,480,051
FTVIPT Franklin Mutual Shares VIP Sub-Account	145,119	2,383,038	358,178	355,276
FTVIPT Franklin Small Cap Value VIP Sub-Account	229,335	3,302,790	411,575	301,448
FTVIPT Templeton Foreign VIP Sub-Account	664,338	9,400,447	380,207	1,907,458
FTVIPT Templeton Global Bond VIP Sub-Account	459,028	7,418,230	356,737	459,453
Invesco V.I. Equity and Income Sub-Account	763,462	12,272,445	1,402,221	1,329,592
Invesco V.I. EQV International Equity Sub-Account	197,720	6,056,563	94,622	897,804
Invesco V.I. Main Street Small Cap® Sub-Account	119,666	2,699,672	177,389	292,525
Janus Henderson Global Sustainable Equity Sub-Account	8,326	80,592	70,323	2,782
LMPVET ClearBridge Variable Appreciation Sub-Account	439,917	17,464,057	2,519,708	2,741,015
LMPVET ClearBridge Variable Dividend Strategy Sub-Account	666,968	11,601,317	2,886,756	1,406,882
LMPVET ClearBridge Variable Large Cap Growth Sub-Account	7,482	175,758	2,675	32,763
LMPVET ClearBridge Variable Large Cap Value Sub-Account	11,540	211,280	22,635	11,830

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  STATEMENTS OF INVESTMENTS — (Concluded)

	As of December 31, 2023		For the year ended December 31, 2023
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
LMPVET ClearBridge Variable Small Cap Growth Sub-Account	256,788	6,742,953	767,648	428,449
LMPVET Franklin Multi-Asset Variable Conservative Growth Sub-Account	69,129	936,029	30,518	213,804
LMPVET Franklin Multi-Asset Variable Growth Sub-Account	81,596	1,069,454	61,437	151,556
LMPVET Franklin Multi-Asset Variable Moderate Growth Sub-Account	2,487	31,340	1,404	547
LMPVIT Western Asset Variable Global High Yield Bond Sub-Account	1,112,974	8,055,428	871,351	650,553
PIMCO VIT High Yield Sub-Account	10,454	76,655	4,868	3,380
PIMCO VIT Low Duration Sub-Account	4,134	42,182	1,880	2,156
Pioneer Mid Cap Value VCT Sub-Account	162,446	2,207,051	324,995	206,762
Putnam VT Large Cap Value Sub-Account	635	13,025	1,271	129
Putnam VT Sustainable Leaders Sub-Account	11,313	357,770	25,070	7,476
TAP 1919 Variable Socially Responsive Balanced Sub-Account	7,380	214,377	11,131	3,516

This page is intentionally left blank.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS
For the years ended December 31, 2023 and 2022:

	American Funds® Global Growth Sub-Account		American Funds® Global Small Capitalization Sub-Account		American Funds® Growth Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	1,157,850	992,510	99,942	89,285	163,471	167,146
Units issued and transferred from other funding options	97,151	283,016	69,744	20,115	6,684	24,769
Units redeemed and transferred to other funding options	(231,291)	(117,676)	(9,925)	(9,458)	(32,266)	(28,444)
Units end of year	1,023,710	1,157,850	159,761	99,942	137,889	163,471
	BHFTI AB International Bond Sub-Account		BHFTI Allspring Mid Cap Value Sub-Account		BHFTI American Funds® Balanced Allocation Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	159,164	154,592	457,171	528,782	11,108,717	11,574,421
Units issued and transferred from other funding options	21,751	25,272	28,386	16,329	531,414	616,949
Units redeemed and transferred to other funding options	(11,498)	(20,700)	(67,909)	(87,940)	(1,136,902)	(1,082,653)
Units end of year	169,417	159,164	417,648	457,171	10,503,229	11,108,717
	BHFTI BlackRock Global Tactical Strategies Sub-Account		BHFTI BlackRock High Yield Sub-Account		BHFTI Brighthouse Asset Allocation 100 Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	13,340,408	14,666,019	4,834,036	4,744,372	3,904,049	4,088,833
Units issued and transferred from other funding options	147,379	163,736	1,350,144	1,331,666	52,444	131,066
Units redeemed and transferred to other funding options	(1,478,936)	(1,489,347)	(541,342)	(1,242,002)	(422,890)	(315,850)
Units end of year	12,008,851	13,340,408	5,642,838	4,834,036	3,533,603	3,904,049
	BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account		BHFTI Brighthouse/Franklin Low Duration Total Return Sub-Account		BHFTI Brighthouse/Templeton International Bond Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	996,252	883,825	1,383,992	1,646,433	229,853	263,952
Units issued and transferred from other funding options	204,692	370,402	258,758	214,872	13,299	11,536
Units redeemed and transferred to other funding options	(220,599)	(257,975)	(246,791)	(477,313)	(35,496)	(45,635)
Units end of year	980,345	996,252	1,395,959	1,383,992	207,656	229,853

(a) For the period April 29, 2022 to December 31, 2022.

	American Funds® Growth-Income Sub-Account		American Funds® The Bond Fund of America Sub-Account		BHFTI AB Global Dynamic Allocation Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	1,301,703	1,108,656	2,423,274	2,385,576	6,920,353	7,604,691
Units issued and transferred from other funding options	389,514	331,579	953,622	585,763	156,726	93,143
Units redeemed and transferred to other funding options	(203,210)	(138,532)	(320,875)	(548,065)	(757,155)	(777,481)
Units end of year	1,488,007	1,301,703	3,056,021	2,423,274	6,319,924	6,920,353
	BHFTI American Funds® Growth Allocation Sub-Account		BHFTI American Funds® Growth Sub-Account		BHFTI American Funds® Moderate Allocation Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	5,742,362	6,000,642	6,033,439	5,365,191	6,164,102	6,141,812
Units issued and transferred from other funding options	170,925	385,223	1,186,067	1,488,052	189,951	556,882
Units redeemed and transferred to other funding options	(651,731)	(643,503)	(962,631)	(819,804)	(667,950)	(534,592)
Units end of year	5,261,556	5,742,362	6,256,875	6,033,439	5,686,103	6,164,102
	BHFTI Brighthouse Balanced Plus Sub-Account		BHFTI Brighthouse Small Cap Value Sub-Account		BHFTI Brighthouse/abrdn Emerging Markets Equity Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	21,779,504	23,834,679	674,431	726,526	2,172,082	2,139,801
Units issued and transferred from other funding options	255,909	636,931	56,442	58,677	164,312	343,279
Units redeemed and transferred to other funding options	(2,335,562)	(2,692,106)	(96,210)	(110,772)	(300,476)	(310,998)
Units end of year	19,699,851	21,779,504	634,663	674,431	2,035,918	2,172,082
	BHFTI Brighthouse/Wellington Large Cap Research Sub-Account		BHFTI CBRE Global Real Estate Sub-Account		BHFTI Harris Oakmark International Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	56,237	60,472	734,769	773,224	1,585,613	1,624,824
Units issued and transferred from other funding options	314	2,474	77,670	80,850	92,638	205,349
Units redeemed and transferred to other funding options	(7,184)	(6,709)	(93,176)	(119,305)	(292,311)	(244,560)
Units end of year	49,367	56,237	719,263	734,769	1,385,940	1,585,613

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2023 and 2022:

	BHFTI Invesco Balanced-Risk Allocation Sub-Account		BHFTI Invesco Comstock Sub-Account		BHFTI Invesco Global Equity Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	24,284,217	24,747,537	1,122,554	1,281,182	83,929	77,634
Units issued and transferred from other funding options	1,944,252	4,034,229	120,786	180,537	17,998	12,461
Units redeemed and transferred to other funding options	(3,145,752)	(4,497,549)	(174,879)	(339,165)	(12,527)	(6,166)
Units end of year	23,082,717	24,284,217	1,068,461	1,122,554	89,400	83,929
	BHFTI JPMorgan Small Cap Value Sub-Account		BHFTI Loomis Sayles Global Allocation Sub-Account		BHFTI Loomis Sayles Growth Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	117,565	135,026	721,967	752,458	1,904,231	1,911,338
Units issued and transferred from other funding options	10,274	5,813	40,321	54,311	55,864	205,127
Units redeemed and transferred to other funding options	(12,963)	(23,274)	(86,369)	(84,802)	(416,196)	(212,234)
Units end of year	114,876	117,565	675,919	721,967	1,543,899	1,904,231
	BHFTI PanAgora Global Diversified Risk Sub-Account		BHFTI PIMCO Inflation Protected Bond Sub-Account		BHFTI PIMCO Total Return Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	71,719,313	4,339,888	3,322,685	3,589,130	6,136,560	6,708,999
Units issued and transferred from other funding options	2,488,383	73,308,841	454,248	425,933	679,008	478,142
Units redeemed and transferred to other funding options	(8,594,629)	(5,929,416)	(552,635)	(692,378)	(791,834)	(1,050,581)
Units end of year	65,613,067	71,719,313	3,224,298	3,322,685	6,023,734	6,136,560
	BHFTI SSGA Growth ETF Sub-Account		BHFTI T. Rowe Price Large Cap Value Sub-Account		BHFTI T. Rowe Price Mid Cap Growth Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	2,143,921	2,260,653	459,482	502,926	1,790,394	1,809,374
Units issued and transferred from other funding options	50,857	67,148	41,119	54,286	137,638	212,361
Units redeemed and transferred to other funding options	(188,796)	(183,880)	(57,517)	(97,730)	(224,426)	(231,341)
Units end of year	2,005,982	2,143,921	443,084	459,482	1,703,606	1,790,394

(a) For the period April 29, 2022 to December 31, 2022.

	BHFTI Invesco Small Cap Growth Sub-Account		BHFTI JPMorgan Core Bond Sub-Account		BHFTI JPMorgan Global Active Allocation Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	871,936	765,164	2,674,701	2,920,833	35,876,372	39,075,024
Units issued and transferred from other funding options	141,307	222,507	457,020	270,026	2,335,607	2,774,649
Units redeemed and transferred to other funding options	(103,698)	(115,735)	(332,710)	(516,158)	(5,772,232)	(5,973,301)
Units end of year	909,545	871,936	2,799,011	2,674,701	32,439,747	35,876,372
	BHFTI MetLife Multi-Index Targeted Risk Sub-Account		BHFTI MFS® Research International Sub-Account		BHFTI Morgan Stanley Discovery Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	26,103,234	28,930,911	1,280,783	1,319,738	319,487	221,149
Units issued and transferred from other funding options	906,826	1,373,784	98,304	132,351	45,662	142,984
Units redeemed and transferred to other funding options	(3,034,114)	(4,201,461)	(235,876)	(171,306)	(57,022)	(44,646)
Units end of year	23,975,946	26,103,234	1,143,211	1,280,783	308,127	319,487
	BHFTI Schroders Global Multi-Asset Sub-Account		BHFTI SSGA Emerging Markets Enhanced Index Sub-Account		BHFTI SSGA Growth and Income ETF Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	22,386,475	24,183,311	90,742	65,053	4,189,045	4,329,542
Units issued and transferred from other funding options	858,053	611,417	12,699	33,237	110,398	199,900
Units redeemed and transferred to other funding options	(3,378,126)	(2,408,253)	(6,620)	(7,548)	(343,206)	(340,397)
Units end of year	19,866,402	22,386,475	96,821	90,742	3,956,237	4,189,045
	BHFTI Victory Sycamore Mid Cap Value Sub-Account		BHFTI Western Asset Management Government Income Sub-Account		BHFTII Baillie Gifford International Stock Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	291,402	325,975	2,816,892	3,055,180	744,198	712,522
Units issued and transferred from other funding options	30,060	32,445	175,648	627,260	83,746	163,954
Units redeemed and transferred to other funding options	(38,167)	(67,018)	(438,511)	(865,548)	(145,540)	(132,278)
Units end of year	283,295	291,402	2,554,029	2,816,892	682,404	744,198

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2023 and 2022:

	BHFTII BlackRock Bond Income Sub-Account		BHFTII BlackRock Capital Appreciation Sub-Account		BHFTII BlackRock Ultra-Short Term Bond Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	266,694	273,225	208,565	174,283	6,456,867	6,139,612
Units issued and transferred from other funding options	45,919	44,257	15,884	46,620	1,439,889	3,367,365
Units redeemed and transferred to other funding options	(35,997)	(50,788)	(36,383)	(12,338)	(1,876,099)	(3,050,110)
Units end of year	276,616	266,694	188,066	208,565	6,020,657	6,456,867
	BHFTII Brighthouse Asset Allocation 80 Sub-Account		BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account		BHFTII Brighthouse/Dimensional International Small Company Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	14,113,934	15,464,361	390,745	450,461	173,923	188,151
Units issued and transferred from other funding options	269,772	319,856	29,992	30,138	8,866	12,372
Units redeemed and transferred to other funding options	(1,471,982)	(1,670,283)	(69,141)	(89,854)	(17,393)	(26,600)
Units end of year	12,911,724	14,113,934	351,596	390,745	165,396	173,923
	BHFTII Loomis Sayles Small Cap Core Sub-Account		BHFTII Loomis Sayles Small Cap Growth Sub-Account		BHFTII MetLife Aggregate Bond Index Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	9,302	9,768	13,366	13,797	1,993,967	2,091,257
Units issued and transferred from other funding options	806	238	650	1,158	388,185	320,490
Units redeemed and transferred to other funding options	(2,415)	(704)	(796)	(1,589)	(302,122)	(417,780)
Units end of year	7,693	9,302	13,220	13,366	2,080,030	1,993,967
	BHFTII MetLife Stock Index Sub-Account		BHFTII MFS® Total Return Sub-Account		BHFTII MFS® Value Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	2,096,326	2,083,501	67,366	76,609	646,664	671,025
Units issued and transferred from other funding options	216,142	332,056	2,904	861	90,932	97,010
Units redeemed and transferred to other funding options	(333,491)	(319,231)	(12,077)	(10,104)	(116,758)	(121,371)
Units end of year	1,978,977	2,096,326	58,193	67,366	620,838	646,664

(a) For the period April 29, 2022 to December 31, 2022.

	BHFTII Brighthouse Asset Allocation 20 Sub-Account		BHFTII Brighthouse Asset Allocation 40 Sub-Account		BHFTII Brighthouse Asset Allocation 60 Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	902,168	861,410	12,910,921	14,048,161	20,502,034	22,078,453
Units issued and transferred from other funding options	51,716	154,302	332,341	520,569	443,166	517,242
Units redeemed and transferred to other funding options	(115,767)	(113,544)	(1,545,588)	(1,657,809)	(2,344,171)	(2,093,661)
Units end of year	838,117	902,168	11,697,674	12,910,921	18,601,029	20,502,034
	BHFTII Brighthouse/Wellington Core Equity Opportunities Sub-Account		BHFTII Frontier Mid Cap Growth Sub-Account		BHFTII Jennison Growth Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	2,244,900	2,403,692	303,134	286,056	1,549,844	1,409,992
Units issued and transferred from other funding options	215,956	370,382	33,534	56,082	112,793	323,793
Units redeemed and transferred to other funding options	(307,306)	(529,174)	(43,452)	(39,004)	(326,421)	(183,941)
Units end of year	2,153,550	2,244,900	293,216	303,134	1,336,216	1,549,844
	BHFTII MetLife Mid Cap Stock Index Sub-Account		BHFTII MetLife MSCI EAFE® Index Sub-Account		BHFTII MetLife Russell 2000® Index Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	249,696	236,049	527,562	541,578	335,310	316,964
Units issued and transferred from other funding options	37,323	59,966	47,405	67,880	57,005	60,019
Units redeemed and transferred to other funding options	(32,557)	(46,319)	(88,898)	(81,896)	(41,316)	(41,673)
Units end of year	254,462	249,696	486,069	527,562	350,999	335,310
	BHFTII Neuberger Berman Genesis Sub-Account		BHFTII T. Rowe Price Large Cap Growth Sub-Account		BHFTII T. Rowe Price Small Cap Growth Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	242,636	285,422	1,218,582	1,060,820	7,602	7,733
Units issued and transferred from other funding options	20,823	20,342	141,184	342,201	284	519
Units redeemed and transferred to other funding options	(33,535)	(63,128)	(286,129)	(184,439)	(509)	(650)
Units end of year	229,924	242,636	1,073,637	1,218,582	7,377	7,602

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2023 and 2022:

	BHFTII VanEck Global Natural Resources Sub-Account		BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account		BHFTII Western Asset Management U.S. Government Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	231,596	302,329	1,732,011	1,866,465	1,483,860	1,671,665
Units issued and transferred from other funding options	47,587	41,740	182,062	256,310	448,487	312,012
Units redeemed and transferred to other funding options	(37,961)	(112,473)	(254,947)	(390,764)	(185,549)	(499,817)
Units end of year	241,222	231,596	1,659,126	1,732,011	1,746,798	1,483,860
	Fidelity® VIP Mid Cap Sub-Account		FTVIPT Franklin Income VIP Sub-Account		FTVIPT Franklin Mutual Shares VIP Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	118,419	130,081	217,635	241,149	57,689	65,286
Units issued and transferred from other funding options	8,404	10,284	30,052	17,394	4,323	11,010
Units redeemed and transferred to other funding options	(13,353)	(21,946)	(32,114)	(40,908)	(9,049)	(18,607)
Units end of year	113,470	118,419	215,573	217,635	52,963	57,689
	Invesco V.I. Equity and Income Sub-Account		Invesco V.I. EQV International Equity Sub-Account		Invesco V.I. Main Street Small Cap® Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	379,754	447,558	181,001	188,793	61,532	71,486
Units issued and transferred from other funding options	30,401	22,932	7,414	23,113	5,484	8,073
Units redeemed and transferred to other funding options	(49,248)	(90,736)	(26,088)	(30,905)	(7,513)	(18,027)
Units end of year	360,907	379,754	162,327	181,001	59,503	61,532
	LMPVET ClearBridge Variable Large Cap Growth Sub-Account		LMPVET ClearBridge Variable Large Cap Value Sub-Account		LMPVET ClearBridge Variable Small Cap Growth Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	5,213	5,141	5,918	6,536	1,789,993	1,401,886
Units issued and transferred from other funding options	9	240	76	603	441,990	566,167
Units redeemed and transferred to other funding options	(515)	(168)	(206)	(1,221)	(146,339)	(178,060)
Units end of year	4,707	5,213	5,788	5,918	2,085,644	1,789,993

(a) For the period April 29, 2022 to December 31, 2022.

	BlackRock Global Allocation V.I. Sub-Account		Fidelity® VIP Contrafund® Sub-Account		Fidelity® VIP Equity-Income Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	198,414	179,596	2,405,198	1,819,064	108	117
Units issued and transferred from other funding options	23,846	28,005	412,845	740,020	—	—
Units redeemed and transferred to other funding options	(12,114)	(9,187)	(399,120)	(153,886)	(12)	(9)
Units end of year	210,146	198,414	2,418,923	2,405,198	96	108
	FTVIPT Franklin Small Cap Value VIP Sub-Account		FTVIPT Templeton Foreign VIP Sub-Account		FTVIPT Templeton Global Bond VIP Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	115,849	129,320	433,024	477,665	372,093	425,295
Units issued and transferred from other funding options	8,140	15,446	33,123	25,762	38,054	37,014
Units redeemed and transferred to other funding options	(13,397)	(28,917)	(99,516)	(70,403)	(39,547)	(90,216)
Units end of year	110,592	115,849	366,631	433,024	370,600	372,093
	Janus Henderson Global Sustainable Equity Sub-Account		LMPVET ClearBridge Variable Appreciation Sub-Account		LMPVET ClearBridge Variable Dividend Strategy Sub-Account
	2023	2022 (a)	2023	2022	2023	2022
Units beginning of year	13,314	—	4,123,288	3,911,044	329,666	356,164
Units issued and transferred from other funding options	67,819	13,314	985,965	621,679	28,047	38,375
Units redeemed and transferred to other funding options	(2,298)	—	(426,651)	(409,435)	(39,467)	(64,873)
Units end of year	78,835	13,314	4,682,602	4,123,288	318,246	329,666
	LMPVET Franklin Multi-Asset Variable Conservative Growth Sub-Account		LMPVET Franklin Multi-Asset Variable Growth Sub-Account		LMPVET Franklin Multi-Asset Variable Moderate Growth Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	37,439	45,437	36,335	38,862	1,084	1,152
Units issued and transferred from other funding options	1,214	1,400	254	346	—	—
Units redeemed and transferred to other funding options	(7,571)	(9,398)	(4,489)	(2,873)	(1)	(68)
Units end of year	31,082	37,439	32,100	36,335	1,083	1,084

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Concluded)
For the years ended December 31, 2023 and 2022:

	LMPVIT Western Asset Variable Global High Yield Bond Sub-Account		PIMCO VIT High Yield Sub-Account		PIMCO VIT Low Duration Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	2,730,418	2,450,122	2,903	3,064	2,835	2,856
Units issued and transferred from other funding options	534,052	537,224	46	7	37	4
Units redeemed and transferred to other funding options	(243,265)	(256,928)	(108)	(168)	(114)	(25)
Units end of year	3,021,205	2,730,418	2,841	2,903	2,758	2,835

	TAP 1919 Variable Socially Responsive Balanced Sub-Account
	2023	2022
Units beginning of year	3,253	3,253
Units issued and transferred from other funding options	—	—
Units redeemed and transferred to other funding options	(1)	—
Units end of year	3,252	3,253

(a) For the period April 29, 2022 to December 31, 2022.

	Pioneer Mid Cap Value VCT Sub-Account		Putnam VT Large Cap Value Sub-Account		Putnam VT Sustainable Leaders Sub-Account
	2023	2022	2023	2022	2023	2022
Units beginning of year	25,894	29,537	288	288	16,326	16,128
Units issued and transferred from other funding options	1,942	729	—	—	410	284
Units redeemed and transferred to other funding options	(3,062)	(4,372)	—	—	(66)	(86)
Units end of year	24,774	25,894	288	288	16,670	16,326

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, portfolio, or series, and total return ratios for the respective stated periods in the five years ended December 31, 2023:

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
American Funds® Global	2023	1,023,710	1.87 - 98.34	22,346,427	0.87	0.75 - 1.90	20.30 - 21.69
Growth Sub-Account	2022	1,157,850	1.55 - 80.81	20,852,156	0.65	0.75 - 1.90	(26.15) - (25.30)
	2021	992,510	2.10 - 108.18	28,858,261	0.33	0.75 - 1.90	14.23 - 15.55
	2020	734,379	1.84 - 93.62	27,729,220	0.34	0.75 - 1.90	28.00 - 29.49
	2019	757,371	1.43 - 72.30	24,833,450	1.09	0.75 - 1.90	32.73 - 34.27
American Funds® Global	2023	159,761	1.38 - 65.87	3,469,125	0.25	0.75 - 1.65	14.01 - 15.31
Small Capitalization	2022	99,942	1.21 - 57.13	3,136,672	—	0.75 - 1.65	(30.77) - (30.08)
Sub-Account	2021	89,285	1.75 - 81.70	4,181,623	—	0.75 - 1.65	4.79 - 5.94
	2020	78,876	1.67 - 77.12	4,652,746	0.17	0.75 - 1.65	27.39 - 28.75
	2019	93,529	1.31 - 59.90	4,367,370	0.15	0.75 - 1.65	29.23 - 30.54
American Funds® Growth	2023	137,889	79.58 - 780.10	45,211,172	0.35	0.75 - 1.90	35.89 - 37.45
Sub-Account [4]	2022	163,471	58.16 - 641.01	38,543,614	0.32	0.75 - 1.90	(31.25) - (30.46)
	2021	167,146	84.01 - 996.39	57,848,449	0.19	0.75 - 1.90	19.69 - 21.08
	2020	203,565	69.70 - 764.36	58,175,312	0.31	0.75 - 1.90	49.21 - 50.94
	2019	264,864	46.38 - 507.41	49,108,591	0.73	0.75 - 1.90	28.31 - 29.80
American Funds®	2023	1,488,007	1.85 - 452.56	24,917,159	1.32	0.95 - 1.90	23.77 - 24.95
Growth-Income	2022	1,301,703	1.49 - 362.20	22,633,122	1.22	0.95 - 1.90	(18.06) - (17.28)
Sub-Account	2021	1,108,656	1.82 - 437.86	31,034,165	1.10	0.95 - 1.90	21.76 - 22.92
	2020	906,040	1.49 - 356.21	28,417,461	1.34	0.95 - 1.90	11.40 - 12.47
	2019	875,000	1.34 - 316.72	28,423,083	1.64	0.95 - 1.90	23.76 - 24.94
American Funds® The Bond	2023	3,056,021	0.99 - 20.87	7,316,639	3.47	0.95 - 1.65	3.12 - 4.03
Fund of America	2022	2,423,274	0.96 - 20.06	6,955,769	2.76	0.95 - 1.65	(14.09) - (13.41)
Sub-Account	2021	2,385,576	1.12 - 23.16	8,989,242	1.39	0.95 - 1.65	(2.12) - (1.25)
	2020	1,767,691	1.15 - 23.46	8,872,094	2.04	0.95 - 1.65	7.69 - 8.69
	2019	1,698,951	1.06 - 21.58	9,071,314	2.53	0.95 - 1.65	7.40 - 8.32
BHFTI AB Global Dynamic	2023	6,319,924	13.50 - 15.72	90,805,341	2.82	0.75 - 1.95	9.49 - 10.81
Allocation Sub-Account	2022	6,920,353	12.33 - 14.19	90,348,898	4.30	0.75 - 1.95	(21.96) - (21.02)
	2021	7,604,691	15.80 - 17.96	126,581,307	0.22	0.75 - 1.95	7.17 - 8.46
	2020	8,406,848	14.74 - 16.56	129,945,316	1.77	0.75 - 1.95	4.03 - 5.29
	2019	9,188,003	14.17 - 15.73	135,837,547	3.44	0.75 - 1.95	15.79 - 17.19
BHFTI AB International Bond	2023	169,417	9.15 - 9.26	1,568,420	4.81	1.30 - 1.55	7.24 - 7.51
Sub-Account	2022	159,164	8.54 - 8.62	1,370,733	11.15	1.30 - 1.55	(16.94) - (16.73)
(Commenced 4/29/2019)	2021	154,592	10.28 - 10.35	1,598,987	0.02	1.30 - 1.55	(3.63) - (3.39)
	2020	94,140	10.66 - 10.71	1,007,910	2.19	1.30 - 1.55	2.78 - 3.03
	2019	13,144	10.38 - 10.39	136,536	—	1.30 - 1.55	3.79 - 3.97
BHFTI Allspring Mid Cap	2023	417,648	35.48 - 40.32	15,799,703	1.03	1.30 - 1.95	6.92 - 7.61
Value Sub-Account	2022	457,171	33.18 - 37.47	16,121,537	0.38	1.30 - 1.95	(6.80) - (6.19)
	2021	528,782	35.60 - 39.94	19,946,993	0.64	1.30 - 1.95	26.46 - 27.28
	2020	621,225	28.15 - 31.38	18,466,288	0.89	1.30 - 1.95	0.73 - 1.38
	2019	690,833	27.95 - 30.95	20,317,543	0.66	1.30 - 1.95	32.92 - 33.78

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI American Funds®	2023	10,503,229	18.99 - 22.39	213,553,600	2.30	0.90 - 1.95	14.24 - 15.44
Balanced Allocation	2022	11,108,717	16.62 - 19.40	196,621,444	1.41	0.90 - 1.95	(18.37) - (17.51)
Sub-Account	2021	11,574,421	20.36 - 23.51	249,625,501	1.18	0.90 - 1.95	9.98 - 11.14
	2020	12,122,651	18.52 - 21.16	236,408,038	1.71	0.90 - 1.95	13.33 - 14.53
	2019	12,672,640	16.34 - 18.47	216,959,616	1.80	0.90 - 1.95	17.22 - 18.46
BHFTI American Funds®	2023	5,261,556	21.51 - 24.39	120,233,604	2.06	1.15 - 1.95	17.96 - 18.90
Growth Allocation	2022	5,742,362	18.23 - 20.51	110,709,810	1.07	1.15 - 1.95	(20.10) - (19.45)
Sub-Account	2021	6,000,642	22.82 - 25.46	144,066,425	0.81	1.15 - 1.95	13.67 - 14.58
	2020	6,030,618	20.08 - 22.22	126,663,430	1.57	1.15 - 1.95	14.66 - 15.59
	2019	6,279,397	17.51 - 19.23	114,487,890	1.67	1.15 - 1.95	7.84 - 22.22
BHFTI American Funds®	2023	6,256,875	2.44 - 42.98	97,632,764	1.56	0.95 - 1.95	35.34 - 36.69
Growth Sub-Account	2022	6,033,439	1.79 - 31.51	76,530,552	0.56	0.95 - 1.95	(31.51) - (30.82)
	2021	5,365,191	2.61 - 45.63	101,719,282	—	0.95 - 1.95	19.27 - 20.47
	2020	4,894,166	2.18 - 37.96	89,226,532	0.83	0.95 - 1.95	48.70 - 50.20
	2019	5,136,432	1.46 - 25.32	62,976,175	0.43	0.95 - 1.95	27.82 - 29.11
BHFTI American Funds®	2023	5,686,103	16.67 - 19.65	101,421,449	2.60	0.90 - 1.95	10.74 - 11.90
Moderate Allocation	2022	6,164,102	15.05 - 17.56	98,772,154	1.74	0.90 - 1.95	(16.27) - (15.39)
Sub-Account	2021	6,141,812	17.97 - 20.75	116,777,131	1.53	0.90 - 1.95	7.52 - 8.66
	2020	6,377,750	16.72 - 19.10	112,094,413	1.89	0.90 - 1.95	10.80 - 11.98
	2019	6,568,015	15.09 - 17.06	103,603,783	1.97	0.90 - 1.95	13.91 - 15.12
BHFTI BlackRock Global	2023	12,008,851	13.40 - 15.60	171,025,602	3.21	0.75 - 1.95	11.13 - 12.47
Tactical Strategies	2022	13,340,408	12.06 - 13.87	170,129,685	2.32	0.75 - 1.95	(20.45) - (19.49)
Sub-Account	2021	14,666,019	15.16 - 17.23	234,000,158	1.36	0.75 - 1.95	7.67 - 8.97
	2020	16,183,955	14.08 - 15.81	238,675,464	1.57	0.75 - 1.95	2.29 - 3.53
	2019	17,655,618	13.76 - 15.27	253,291,322	0.20	0.75 - 1.95	18.30 - 19.72
BHFTI BlackRock High Yield	2023	5,642,838	1.20 - 41.98	62,471,971	5.22	0.75 - 1.95	10.90 - 12.23
Sub-Account	2022	4,834,036	1.08 - 37.40	53,734,601	5.03	0.75 - 1.95	(12.06) - (11.00)
	2021	4,744,372	1.22 - 42.02	62,139,037	3.87	0.75 - 1.95	3.14 - 4.39
	2020	2,663,226	1.18 - 40.26	43,168,060	5.09	0.75 - 1.95	5.42 - 6.70
	2019	1,950,758	1.12 - 37.73	28,165,526	5.79	0.75 - 1.95	12.64 - 13.99
BHFTI Brighthouse Asset	2023	3,533,603	26.58 - 33.45	99,597,194	2.73	0.75 - 1.95	18.48 - 19.91
Allocation 100	2022	3,904,049	22.43 - 27.90	92,559,747	1.35	0.75 - 1.95	(21.69) - (20.75)
Sub-Account	2021	4,088,833	28.65 - 35.20	123,439,722	1.12	0.75 - 1.95	15.85 - 17.24
	2020	4,447,639	24.73 - 30.02	115,444,844	1.16	0.75 - 1.95	16.61 - 18.02
	2019	4,772,123	21.20 - 25.44	105,927,507	1.51	0.75 - 1.95	25.02 - 26.53
BHFTI Brighthouse Balanced	2023	19,699,851	15.27 - 17.78	321,116,966	3.18	0.75 - 1.95	7.13 - 8.42
Plus Sub-Account	2022	21,779,504	14.25 - 16.40	329,714,238	2.43	0.75 - 1.95	(23.31) - (22.39)
	2021	23,834,679	18.58 - 21.13	468,035,055	2.32	0.75 - 1.95	5.47 - 6.74
	2020	26,280,061	17.62 - 19.79	486,748,752	2.34	0.75 - 1.95	10.34 - 11.68
	2019	28,468,889	15.97 - 17.72	475,407,587	2.02	0.75 - 1.95	21.18 - 22.64
BHFTI Brighthouse Small Cap	2023	634,663	37.31 - 55.63	25,462,761	1.02	1.15 - 1.95	11.75 - 12.65
Value Sub-Account	2022	674,431	33.39 - 49.39	24,116,100	0.61	1.15 - 1.95	(14.77) - (14.08)
	2021	726,526	39.18 - 57.51	30,335,558	0.83	1.30 - 1.95	29.23 - 30.29
	2020	864,071	30.32 - 44.14	27,796,792	1.41	1.30 - 1.95	(2.50) - (1.71)
	2019	910,026	31.09 - 44.91	29,864,040	0.89	1.30 - 1.95	26.29 - 27.27

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Brighthouse/abrdn	2023	2,035,918	9.96 - 21.06	21,655,433	1.01	0.75 - 1.95	4.42 - 5.67
Emerging Markets Equity	2022	2,172,082	9.54 - 20.02	22,036,110	0.73	0.75 - 1.95	(27.24) - (26.36)
Sub-Account	2021	2,139,801	13.11 - 27.28	29,675,089	0.17	0.75 - 1.95	(6.90) - (5.77)
	2020	2,232,694	14.08 - 29.06	33,117,310	1.99	0.75 - 1.95	24.83 - 26.35
	2019	2,588,376	11.28 - 23.08	30,651,301	1.64	0.75 - 1.95	18.42 - 19.85
BHFTI Brighthouse/Eaton	2023	980,345	12.66 - 14.02	13,226,482	5.44	1.15 - 1.90	8.71 - 9.52
Vance Floating Rate	2022	996,252	11.57 - 12.81	12,290,962	3.57	1.15 - 1.95	(3.50) - (2.73)
Sub-Account	2021	883,825	11.99 - 13.16	11,241,971	3.04	1.15 - 1.95	1.50 - 2.31
	2020	752,487	11.81 - 12.87	9,359,795	4.73	1.15 - 1.95	0.09 - 0.89
	2019	726,357	11.80 - 12.57	8,963,538	4.54	1.30 - 1.95	1.11 - 5.65
BHFTI Brighthouse/Franklin	2023	1,395,959	9.24 - 10.76	13,529,253	3.46	0.75 - 1.95	3.56 - 4.81
Low Duration Total Return	2022	1,383,992	8.92 - 10.27	12,905,500	2.67	0.75 - 1.95	(6.57) - (5.45)
Sub-Account	2021	1,646,433	9.55 - 10.86	16,378,251	1.87	0.75 - 1.95	(1.66) - (0.47)
	2020	1,468,500	9.71 - 10.91	14,779,460	3.35	0.75 - 1.95	0.15 - 1.36
	2019	1,626,120	9.70 - 10.76	16,321,879	3.38	0.75 - 1.95	1.06 - 3.85
BHFTI Brighthouse/Templeton	2023	207,656	9.60 - 11.37	2,106,302	—	0.75 - 1.90	1.57 - 2.74
International Bond	2022	229,853	9.45 - 11.06	2,290,416	—	0.75 - 1.90	(6.42) - (5.34)
Sub-Account	2021	263,952	10.10 - 11.69	2,798,658	—	0.75 - 1.90	(6.80) - (5.72)
	2020	240,718	10.84 - 12.40	2,725,886	6.34	0.75 - 1.90	(7.68) - (6.61)
	2019	217,145	11.74 - 13.28	2,653,379	8.18	0.75 - 1.90	(0.74) - 0.41
BHFTI	2023	49,367	32.17 - 41.62	1,642,953	0.69	0.75 - 1.90	23.15 - 24.48
Brighthouse/Wellington Large	2022	56,237	26.12 - 33.43	1,517,054	0.56	0.75 - 1.90	(20.64) - (19.81)
Cap Research Sub-Account	2021	60,472	32.91 - 41.69	2,054,177	0.75	0.75 - 1.90	21.86 - 23.10
	2020	66,113	27.01 - 33.87	1,845,036	0.99	0.75 - 1.90	19.80 - 21.12
	2019	71,956	22.54 - 27.96	1,672,902	1.02	0.75 - 1.90	29.35 - 30.72
BHFTI CBRE Global Real	2023	719,263	20.18 - 41.38	15,582,771	2.48	0.75 - 1.95	10.56 - 11.89
Estate Sub-Account	2022	734,769	18.25 - 37.17	14,341,988	4.08	0.75 - 1.95	(26.44) - (25.55)
	2021	773,224	24.81 - 50.07	20,437,475	2.86	0.75 - 1.95	31.83 - 33.42
	2020	912,650	18.82 - 37.70	18,222,815	4.48	0.75 - 1.95	(6.86) - (5.73)
	2019	871,120	20.21 - 40.15	18,605,549	3.06	0.75 - 1.95	22.40 - 23.88
BHFTI Harris Oakmark	2023	1,385,940	28.53 - 34.79	43,604,539	1.93	1.15 - 1.95	16.66 - 17.59
International Sub-Account	2022	1,585,613	24.38 - 29.58	42,520,364	2.20	1.15 - 1.95	(17.62) - (16.96)
	2021	1,624,824	29.50 - 35.99	52,648,951	0.64	1.10 - 1.95	6.35 - 7.25
	2020	1,793,726	27.67 - 34.54	54,424,155	3.27	0.95 - 1.95	3.08 - 4.12
	2019	1,759,844	26.77 - 32.27	51,536,041	2.21	1.10 - 1.95	22.11 - 23.16
BHFTI Invesco Balanced-Risk	2023	23,082,717	1.30 - 14.05	32,621,515	3.28	0.75 - 1.95	4.39 - 5.64
Allocation Sub-Account	2022	24,284,217	1.24 - 13.37	32,681,301	6.37	0.75 - 1.95	(14.10) - (13.06)
	2021	24,747,537	1.44 - 15.46	38,583,524	2.96	0.75 - 1.95	7.57 - 8.87
	2020	26,870,316	1.34 - 14.28	38,662,468	5.37	0.75 - 1.95	8.00 - 9.31
	2019	28,935,666	1.24 - 13.14	38,350,427	—	0.75 - 1.95	13.05 - 14.42
BHFTI Invesco Comstock	2023	1,068,461	28.60 - 47.65	33,429,318	1.94	0.75 - 1.95	10.05 - 11.37
Sub-Account	2022	1,122,554	25.98 - 42.87	31,709,682	1.85	0.75 - 1.95	(1.30) - (0.11)
	2021	1,281,182	26.33 - 43.01	36,405,122	1.87	0.75 - 1.95	30.61 - 32.19
	2020	1,508,027	20.16 - 32.60	32,671,738	2.22	0.75 - 1.95	(2.43) - (1.25)
	2019	1,499,605	20.66 - 33.08	33,155,293	2.11	0.75 - 1.95	22.54 - 24.02

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Invesco Global Equity	2023	89,400	4.73 - 58.77	4,170,573	0.12	0.75 - 1.95	31.99 - 33.58
Sub-Account	2022	83,929	32.27 - 44.00	3,132,896	—	0.75 - 1.95	(33.16) - (32.35)
	2021	77,634	48.27 - 65.04	4,292,087	—	0.75 - 1.95	13.24 - 14.61
	2020	82,182	42.63 - 56.75	4,017,630	0.69	0.75 - 1.95	25.11 - 26.63
	2019	102,972	34.07 - 44.82	3,980,202	0.79	0.75 - 1.95	29.03 - 30.58
BHFTI Invesco Small Cap	2023	909,545	39.21 - 46.85	39,665,799	—	0.95 - 1.95	9.74 - 10.62
Growth Sub-Account	2022	871,936	35.73 - 44.19	34,367,420	—	0.95 - 1.95	(36.40) - (35.76)
	2021	765,164	56.18 - 68.79	47,064,073	—	0.95 - 1.95	4.87 - 5.92
	2020	734,094	53.57 - 64.94	42,548,622	—	0.95 - 1.95	53.73 - 55.28
	2019	771,088	34.85 - 41.82	28,722,701	—	0.95 - 1.95	22.01 - 23.23
BHFTI JPMorgan Core Bond	2023	2,799,011	10.07 - 11.15	30,054,832	2.80	1.15 - 1.95	3.68 - 4.51
Sub-Account	2022	2,674,701	9.69 - 10.69	27,532,900	2.45	1.15 - 1.95	(14.55) - (13.87)
	2021	2,920,833	11.25 - 12.43	34,982,963	2.31	1.15 - 1.95	(3.36) - (2.59)
	2020	2,661,284	11.55 - 12.78	32,791,435	3.20	1.15 - 1.95	5.80 - 6.66
	2019	2,477,440	10.83 - 12.00	28,682,200	4.44	1.15 - 1.95	6.13 - 6.98
BHFTI JPMorgan Global	2023	32,439,747	1.48 - 15.93	51,698,668	1.76	0.90 - 1.95	8.38 - 9.52
Active Allocation	2022	35,876,372	1.36 - 14.60	52,280,070	2.46	0.90 - 1.95	(19.14) - (18.28)
Sub-Account	2021	39,075,024	1.68 - 17.94	70,080,994	0.48	0.90 - 1.95	7.52 - 8.66
	2020	40,758,747	1.57 - 16.58	67,548,179	2.27	0.75 - 1.95	10.05 - 11.39
	2019	43,285,628	1.42 - 14.97	64,742,260	2.75	0.75 - 1.95	14.66 - 16.04
BHFTI JPMorgan Small Cap	2023	114,876	29.51 - 34.95	3,510,658	1.36	0.75 - 1.90	11.09 - 12.09
Value Sub-Account	2022	117,565	26.57 - 31.18	3,225,562	1.14	0.75 - 1.90	(14.84) - (14.15)
	2021	135,026	31.20 - 36.32	4,338,893	1.12	0.75 - 1.90	30.51 - 31.75
	2020	162,370	23.90 - 27.57	3,990,830	1.41	0.75 - 1.90	4.34 - 5.32
	2019	157,392	22.91 - 26.18	3,698,007	1.32	0.75 - 1.90	17.28 - 18.26
BHFTI Loomis Sayles Global	2023	675,919	26.64 - 30.69	19,296,139	—	1.15 - 1.95	19.85 - 20.81
Allocation Sub-Account	2022	721,967	22.23 - 25.40	17,095,364	—	1.15 - 1.95	(24.78) - (24.17)
	2021	752,458	29.55 - 33.50	23,557,056	0.83	1.15 - 1.95	12.05 - 12.95
	2020	724,959	26.37 - 29.23	20,068,595	0.68	1.25 - 1.95	12.57 - 13.36
	2019	759,526	23.43 - 25.78	18,565,513	1.49	1.25 - 1.95	25.06 - 25.94
BHFTI Loomis Sayles Growth	2023	1,543,899	25.78 - 436.57	53,586,977	—	0.75 - 1.95	48.81 - 50.63
Sub-Account	2022	1,904,231	17.22 - 291.56	43,988,393	—	0.75 - 1.95	(29.39) - (28.54)
	2021	1,911,338	24.24 - 410.49	62,332,152	0.07	0.75 - 1.95	15.99 - 17.54
	2020	1,620,817	20.77 - 351.34	41,866,619	0.64	0.75 - 1.95	29.67 - 32.17
	2019	2,307,131	15.92 - 269.23	44,736,528	0.81	0.75 - 1.95	21.18 - 22.65
BHFTI MetLife Multi-Index	2023	23,975,946	1.43 - 15.32	38,810,608	2.29	0.90 - 1.95	11.63 - 12.81
Targeted Risk Sub-Account	2022	26,103,234	1.28 - 13.64	37,616,111	1.77	0.90 - 1.95	(22.61) - (21.80)
	2021	28,930,911	1.66 - 18.41	54,133,667	1.78	0.75 - 1.95	7.60 - 8.90
	2020	30,858,661	1.54 - 16.91	53,394,741	2.19	0.75 - 1.95	4.49 - 5.76
	2019	32,319,545	1.47 - 15.99	52,615,574	2.06	0.75 - 1.95	19.36 - 20.80
BHFTI MFS® Research	2023	1,143,211	19.96 - 33.35	24,781,866	1.49	0.75 - 1.95	10.65 - 11.98
International Sub-Account	2022	1,280,783	18.04 - 29.92	24,998,786	1.79	0.75 - 1.95	(19.16) - (18.18)
	2021	1,319,738	22.31 - 36.69	31,678,004	0.95	0.75 - 1.95	9.56 - 10.88
	2020	1,424,172	20.36 - 33.22	31,070,983	2.23	0.75 - 1.95	10.83 - 12.17
	2019	1,554,900	18.37 - 29.75	30,470,897	1.33	0.75 - 1.95	25.84 - 27.36

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Morgan Stanley	2023	308,127	32.63 - 42.94	11,233,511	—	0.75 - 1.95	38.15 - 39.81
Discovery Sub-Account	2022	319,487	23.62 - 30.71	8,373,705	—	0.75 - 1.95	(63.25) - (62.80)
	2021	221,149	64.26 - 82.57	15,658,926	—	0.75 - 1.95	(12.50) - (11.45)
	2020	271,611	73.44 - 93.24	21,703,101	—	0.75 - 1.95	148.23 - 151.22
	2019	361,933	29.58 - 37.11	11,737,864	—	0.75 - 1.95	37.42 - 39.08
BHFTI PanAgora Global	2023	65,613,067	1.07 - 11.47	73,852,817	7.73	0.75 - 1.95	2.69 - 3.93
Diversified Risk	2022	71,719,313	1.04 - 11.10	78,195,574	16.71	0.75 - 1.95	(27.10) - (26.22)
Sub-Account	2021	4,339,888	1.43 - 15.13	6,608,809	—	0.75 - 1.90	4.39 - 5.60
	2020	4,058,719	1.37 - 14.40	5,912,597	3.18	0.75 - 1.90	9.74 - 11.01
	2019	3,676,013	1.25 - 13.05	4,799,922	3.33	0.75 - 1.90	19.70 - 21.08
BHFTI PIMCO Inflation	2023	3,224,298	13.85 - 17.75	48,222,981	2.09	0.75 - 1.95	1.59 - 2.82
Protected Bond Sub-Account	2022	3,322,685	13.63 - 17.27	48,728,411	6.26	0.75 - 1.95	(13.58) - (12.53)
	2021	3,589,130	15.78 - 19.74	60,507,516	0.73	0.75 - 1.95	3.38 - 4.63
	2020	3,419,774	15.26 - 18.87	55,434,901	2.68	0.75 - 1.95	9.38 - 10.71
	2019	3,570,836	13.95 - 17.04	52,681,910	3.40	0.75 - 1.95	3.20 - 7.46
BHFTI PIMCO Total Return	2023	6,023,734	15.62 - 20.54	103,324,568	2.88	0.75 - 1.95	4.01 - 5.26
Sub-Account	2022	6,136,560	15.02 - 19.51	100,619,358	2.94	0.75 - 1.95	(16.21) - (15.20)
	2021	6,708,999	17.93 - 23.01	130,688,648	1.81	0.75 - 1.95	(3.30) - (2.13)
	2020	6,422,062	18.54 - 23.51	128,631,465	3.65	0.75 - 1.95	6.41 - 7.70
	2019	6,719,811	17.42 - 21.83	125,479,864	2.89	0.75 - 1.95	6.37 - 7.65
BHFTI Schroders Global	2023	19,866,402	1.40 - 15.15	29,955,661	1.90	0.75 - 1.95	12.80 - 14.16
Multi-Asset Sub-Account	2022	22,386,475	1.24 - 13.34	29,726,905	1.40	0.75 - 1.95	(21.71) - (20.77)
	2021	24,183,311	1.59 - 16.93	40,928,882	0.32	0.75 - 1.95	9.27 - 10.59
	2020	28,178,777	1.45 - 15.40	43,330,188	1.77	0.75 - 1.95	0.13 - 1.34
	2019	30,051,102	1.45 - 15.28	45,838,902	1.46	0.75 - 1.95	19.15 - 20.58
BHFTI SSGA Emerging Markets	2023	96,821	9.94 - 10.13	973,498	3.09	1.15 - 1.55	10.78 - 11.22
Enhanced Index Sub-Account	2022	90,742	8.97 - 9.11	821,679	2.42	1.15 - 1.55	(21.54) - (21.23)
(Commenced 4/29/2019)	2021	65,053	11.43 - 11.56	748,995	1.19	1.15 - 1.55	(1.23) - (0.84)
	2020	21,007	11.58 - 11.66	244,296	2.63	1.15 - 1.55	12.87 - 13.33
	2019	12,728	10.26 - 10.28	130,752	—	1.30 - 1.55	2.60 - 2.78
BHFTI SSGA Growth and	2023	3,956,237	19.37 - 24.11	83,098,775	2.30	0.75 - 1.95	11.78 - 13.12
Income ETF Sub-Account	2022	4,189,045	17.33 - 21.31	78,281,836	3.01	0.75 - 1.95	(17.01) - (16.01)
	2021	4,329,542	20.88 - 25.38	96,981,286	1.78	0.75 - 1.95	11.19 - 12.53
	2020	4,610,993	18.78 - 22.55	92,267,877	2.67	0.75 - 1.95	7.70 - 9.00
	2019	4,769,378	17.43 - 20.69	88,116,882	2.32	0.75 - 1.95	17.30 - 18.72
BHFTI SSGA Growth ETF	2023	2,005,982	21.05 - 26.21	46,033,493	1.85	0.75 - 1.95	13.52 - 14.89
Sub-Account	2022	2,143,921	18.54 - 22.81	43,083,189	2.76	0.75 - 1.95	(17.50) - (16.50)
	2021	2,260,653	22.48 - 27.32	54,751,208	1.46	0.75 - 1.95	15.33 - 16.73
	2020	2,409,539	19.49 - 23.41	50,378,450	2.40	0.75 - 1.95	8.60 - 9.92
	2019	2,597,644	17.94 - 21.29	49,729,593	1.96	0.75 - 1.95	20.08 - 21.53
BHFTI T. Rowe Price Large	2023	443,084	76.05 - 171.94	58,050,408	1.87	0.75 - 1.95	7.53 - 8.82
Cap Value Sub-Account	2022	459,482	70.60 - 158.00	55,541,055	1.60	0.75 - 1.95	(6.98) - (5.86)
	2021	502,926	75.79 - 167.83	64,790,307	1.87	0.75 - 1.95	23.55 - 25.04
	2020	552,845	61.25 - 134.22	56,950,224	2.43	0.75 - 1.95	0.88 - 2.10
	2019	558,436	60.61 - 131.46	56,504,655	2.07	0.75 - 1.95	24.07 - 25.57

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI T. Rowe Price Mid Cap	2023	1,703,606	31.83 - 38.19	59,843,786	—	1.15 - 1.95	17.54 - 18.48
Growth Sub-Account	2022	1,790,394	27.08 - 32.23	53,143,407	—	1.15 - 1.95	(24.02) - (23.42)
	2021	1,809,374	35.64 - 42.09	70,219,983	—	1.15 - 1.95	12.76 - 13.66
	2020	1,820,476	31.61 - 37.03	62,126,898	0.03	1.15 - 1.95	21.52 - 22.50
	2019	1,818,189	26.01 - 30.23	50,530,533	0.03	1.15 - 1.95	28.54 - 29.57
BHFTI Victory Sycamore Mid	2023	283,295	59.03 - 81.01	18,802,000	1.43	0.75 - 1.95	7.82 - 9.12
Cap Value Sub-Account	2022	291,402	54.75 - 74.24	17,809,400	1.65	0.75 - 1.95	(4.57) - (3.43)
	2021	325,975	57.37 - 76.87	20,768,085	1.11	0.75 - 1.95	29.25 - 30.81
	2020	377,683	44.39 - 58.76	18,525,969	1.46	0.75 - 1.95	5.55 - 6.83
	2019	385,188	42.05 - 55.00	17,797,016	1.08	0.75 - 1.95	26.49 - 28.02
BHFTI Western Asset	2023	2,554,029	9.47 - 11.03	25,906,390	2.63	0.75 - 1.95	2.37 - 3.61
Management	2022	2,816,892	9.25 - 10.64	27,754,339	2.34	0.75 - 1.95	(16.32) - (15.32)
Government Income	2021	3,055,180	11.05 - 12.57	35,766,498	2.14	0.75 - 1.95	(3.87) - (2.71)
Sub-Account	2020	3,438,704	11.50 - 12.92	41,607,571	2.40	0.75 - 1.95	5.59 - 6.87
	2019	3,474,529	10.89 - 12.09	39,631,125	2.73	0.75 - 1.95	5.42 - 6.69
BHFTII Baillie Gifford	2023	682,404	12.40 - 20.88	11,922,135	1.04	1.30 - 1.95	16.08 - 16.84
International Stock	2022	744,198	10.68 - 17.89	11,036,432	0.84	1.30 - 1.95	(30.19) - (29.73)
Sub-Account	2021	712,522	15.30 - 25.49	14,988,798	0.74	1.30 - 1.95	(2.91) - (2.27)
	2020	747,852	15.76 - 26.11	16,093,061	1.82	1.30 - 1.95	23.82 - 24.63
	2019	816,882	12.73 - 20.97	14,010,380	1.08	1.30 - 1.95	10.44 - 30.70
BHFTII BlackRock Bond	2023	276,616	51.30 - 78.44	16,986,015	2.89	0.75 - 1.90	3.70 - 4.80
Income Sub-Account	2022	266,694	49.47 - 74.85	15,688,342	2.70	0.75 - 1.90	(15.88) - (15.00)
	2021	273,225	58.81 - 88.05	18,997,191	2.59	0.75 - 1.90	(2.47) - (1.43)
	2020	219,703	60.30 - 89.34	15,513,039	3.24	0.75 - 1.90	6.40 - 7.52
	2019	170,143	56.67 - 83.08	11,162,312	3.54	0.75 - 1.90	7.60 - 8.73
BHFTII BlackRock Capital	2023	188,066	5.25 - 155.60	16,999,105	0.01	0.75 - 1.90	46.81 - 48.50
Appreciation Sub-Account	2022	208,565	3.56 - 104.79	12,954,595	—	0.75 - 1.90	(38.78) - (38.08)
	2021	174,283	5.79 - 169.22	16,610,613	—	0.75 - 1.90	18.92 - 20.30
	2020	149,933	4.84 - 140.67	11,092,077	—	0.75 - 1.90	38.01 - 39.61
	2019	107,037	3.49 - 100.76	4,300,435	0.10	0.75 - 1.90	30.29 - 31.86
BHFTII BlackRock	2023	6,020,657	0.99 - 23.65	42,384,563	1.44	0.75 - 1.95	2.78 - 4.02
Ultra-Short Term Bond	2022	6,456,867	0.96 - 22.83	44,371,907	—	0.75 - 1.95	(0.77) - 0.43
Sub-Account	2021	6,139,612	0.96 - 22.83	46,921,730	0.08	0.75 - 1.95	(2.37) - (1.19)
	2020	5,445,123	0.98 - 23.19	49,729,047	1.65	0.75 - 1.95	(1.75) - (0.56)
	2019	5,161,657	1.00 - 23.42	47,748,304	1.53	0.75 - 1.95	(0.09) - 1.12
BHFTII Brighthouse Asset	2023	838,117	1.10 - 18.39	11,690,903	3.41	0.75 - 1.95	5.75 - 7.02
Allocation 20 Sub-Account	2022	902,168	1.03 - 17.18	11,945,834	3.08	0.75 - 1.95	(14.37) - (13.34)
	2021	861,410	1.20 - 19.83	13,105,640	3.03	0.75 - 1.95	1.68 - 2.91
	2020	766,288	1.18 - 19.26	11,254,493	2.91	0.75 - 1.95	7.40 - 8.70
	2019	811,835	1.09 - 16.84	9,365,830	2.17	1.10 - 1.95	9.58 - 10.51
BHFTII Brighthouse Asset	2023	11,697,674	1.21 - 21.52	208,713,924	3.47	0.75 - 1.95	8.39 - 9.70
Allocation 40 Sub-Account	2022	12,910,921	1.11 - 19.62	214,540,163	2.57	0.75 - 1.95	(15.50) - (14.48)
	2021	14,048,161	1.31 - 22.94	279,716,525	2.66	0.75 - 1.95	5.35 - 6.62
	2020	15,661,755	1.24 - 21.52	294,980,895	2.67	0.75 - 1.95	8.89 - 10.21
	2019	17,118,149	1.13 - 19.53	294,316,953	2.16	0.75 - 1.95	13.36 - 14.73

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII Brighthouse Asset	2023	18,601,029	1.34 - 26.17	403,190,789	3.12	0.75 - 1.95	11.40 - 12.74
Allocation 60 Sub-Account	2022	20,502,034	1.20 - 23.21	398,629,294	2.14	0.75 - 1.95	(16.96) - (15.96)
	2021	22,078,453	1.44 - 27.62	514,442,119	2.11	0.75 - 1.95	8.76 - 10.08
	2020	24,020,879	1.32 - 25.09	512,822,909	2.18	0.75 - 2.00	11.59 - 13.00
	2019	25,803,127	1.18 - 22.21	491,164,015	1.96	0.75 - 2.00	17.06 - 18.53
BHFTII Brighthouse Asset	2023	12,911,724	1.48 - 30.44	314,611,092	3.01	0.75 - 1.95	15.04 - 16.42
Allocation 80 Sub-Account	2022	14,113,934	1.28 - 26.15	298,346,941	1.79	0.75 - 1.95	(19.55) - (18.58)
	2021	15,464,361	1.59 - 32.12	406,629,576	1.67	0.75 - 1.95	12.50 - 13.85
	2020	16,910,512	1.41 - 28.21	394,297,503	1.80	0.75 - 1.95	14.34 - 15.72
	2019	18,822,400	1.22 - 24.38	382,529,406	1.74	0.75 - 1.95	21.34 - 22.80
BHFTII Brighthouse/Artisan	2023	351,596	31.02 - 82.04	11,821,834	0.63	1.15 - 1.95	15.96 - 16.89
Mid Cap Value Sub-Account	2022	390,745	26.75 - 70.19	11,294,323	0.70	1.15 - 1.95	(14.52) - (13.83)
	2021	450,461	31.29 - 81.45	15,132,904	0.76	1.15 - 1.95	24.14 - 25.14
	2020	515,775	25.20 - 65.09	13,888,228	0.73	1.15 - 1.95	3.93 - 4.77
	2019	506,338	24.25 - 27.33	13,046,116	0.50	1.30 - 1.95	21.06 - 21.84
BHFTII	2023	165,396	25.67 - 29.87	4,518,175	2.31	0.95 - 1.95	11.34 - 12.45
Brighthouse/Dimensional	2022	173,923	23.05 - 26.57	4,247,298	2.33	0.95 - 1.95	(19.29) - (18.48)
International Small Company	2021	188,151	28.56 - 32.59	5,661,149	1.55	0.95 - 1.95	11.66 - 12.78
Sub-Account	2020	205,282	25.58 - 28.89	5,507,052	2.45	0.95 - 1.95	6.68 - 7.76
	2019	220,370	23.98 - 26.81	5,518,448	1.05	0.95 - 1.95	20.66 - 21.87
BHFTII	2023	2,153,550	1.82 - 134.21	66,752,088	1.30	0.75 - 1.95	5.32 - 6.86
Brighthouse/Wellington Core	2022	2,244,900	1.72 - 125.60	70,228,400	1.31	0.75 - 1.95	(7.13) - (5.79)
Equity Opportunities	2021	2,403,692	1.85 - 133.31	88,101,053	1.29	0.75 - 1.95	21.71 - 23.50
Sub-Account	2020	2,426,127	1.51 - 107.95	78,950,561	1.48	0.75 - 1.95	8.82 - 10.44
	2019	2,453,821	1.38 - 97.75	78,887,115	1.48	0.75 - 1.95	28.12 - 29.96
BHFTII Frontier Mid Cap	2023	293,216	33.10 - 137.51	10,559,206	—	1.15 - 1.95	15.47 - 16.39
Growth Sub-Account	2022	303,134	28.66 - 118.15	9,392,763	—	1.15 - 1.95	(29.72) - (29.15)
	2021	286,056	40.78 - 45.75	12,498,190	—	1.30 - 1.95	12.17 - 12.91
	2020	300,679	36.35 - 40.52	11,638,346	—	1.30 - 1.95	28.84 - 29.68
	2019	289,669	28.22 - 31.24	8,613,331	—	1.30 - 1.95	30.27 - 31.12
BHFTII Jennison Growth	2023	1,336,216	25.47 - 73.51	78,061,697	—	0.75 - 1.95	49.92 - 51.73
Sub-Account	2022	1,549,844	16.89 - 48.62	60,088,385	—	0.75 - 1.95	(40.20) - (39.48)
	2021	1,409,992	28.07 - 80.62	90,717,151	—	0.75 - 1.95	14.65 - 16.04
	2020	1,380,663	24.34 - 69.72	76,620,517	0.01	0.75 - 1.95	53.35 - 55.20
	2019	1,464,589	15.78 - 45.08	52,230,907	0.20	0.75 - 1.95	29.94 - 31.51
BHFTII Loomis Sayles Small	2023	7,693	86.40 - 91.68	682,355	—	1.70 - 1.90	14.98 - 15.21
Cap Core Sub-Account	2022	9,302	75.14 - 79.58	716,056	—	1.70 - 1.90	(16.87) - (16.70)
	2021	9,768	90.39 - 95.54	904,077	—	1.70 - 1.90	19.35 - 19.59
	2020	11,843	75.73 - 79.89	917,124	—	1.70 - 1.90	9.68 - 9.90
	2019	11,774	69.05 - 72.69	833,345	—	1.70 - 1.90	22.87 - 23.12
BHFTII Loomis Sayles Small	2023	13,220	32.49 - 38.51	457,983	—	0.75 - 1.50	9.89 - 10.71
Cap Growth Sub-Account	2022	13,366	29.57 - 34.79	420,271	—	0.75 - 1.50	(24.24) - (23.67)
	2021	13,797	39.03 - 45.58	571,469	—	0.75 - 1.50	8.11 - 8.92
	2020	14,903	36.10 - 41.85	569,459	—	0.75 - 1.50	32.04 - 33.04
	2019	16,179	27.34 - 31.45	468,283	—	0.75 - 1.50	24.63 - 25.56

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII MetLife Aggregate	2023	2,080,030	1.76 - 18.72	32,331,267	2.67	0.75 - 1.95	2.88 - 4.12
Bond Index Sub-Account	2022	1,993,967	1.69 - 17.98	29,840,192	2.49	0.75 - 1.95	(15.00) - (13.98)
	2021	2,091,257	1.97 - 20.90	36,310,567	2.36	0.75 - 1.95	(4.15) - (2.99)
	2020	1,777,483	2.04 - 21.54	31,538,770	2.55	0.75 - 1.95	4.82 - 6.09
	2019	1,145,343	1.93 - 20.31	19,134,533	2.93	0.75 - 1.95	6.25 - 7.53
BHFTII MetLife Mid Cap	2023	254,462	43.97 - 54.96	12,592,095	1.08	1.00 - 1.95	13.53 - 14.61
Stock Index Sub-Account	2022	249,696	38.73 - 47.96	10,797,641	0.83	1.00 - 1.95	(15.17) - (14.36)
	2021	236,049	45.65 - 56.00	11,895,616	0.87	1.00 - 1.95	21.62 - 22.78
	2020	244,010	37.54 - 45.61	9,989,114	1.22	1.00 - 1.95	10.88 - 11.94
	2019	242,817	33.86 - 40.75	8,858,249	1.11	1.00 - 1.95	23.12 - 24.29
BHFTII MetLife MSCI EAFE®	2023	486,069	2.11 - 20.28	8,985,988	2.26	1.00 - 1.95	15.31 - 16.41
Index Sub-Account	2022	527,562	1.81 - 17.44	8,395,699	3.48	1.00 - 1.95	(16.31) - (15.51)
	2021	541,578	2.14 - 19.97	10,196,923	1.52	1.00 - 1.95	8.22 - 9.25
	2020	565,388	1.96 - 18.33	9,602,086	2.96	1.00 - 1.95	5.44 - 6.44
	2019	514,486	1.84 - 17.28	8,199,643	2.43	1.00 - 1.95	19.23 - 20.37
BHFTII MetLife Russell 2000®	2023	350,999	4.81 - 46.31	15,098,496	1.10	1.00 - 1.95	14.22 - 15.31
Index Sub-Account	2022	335,310	4.17 - 40.22	12,531,329	0.77	1.00 - 1.95	(22.00) - (21.26)
	2021	316,964	5.30 - 51.16	15,078,874	0.78	1.00 - 1.95	11.99 - 13.06
	2020	324,150	4.68 - 45.31	13,538,340	1.14	1.00 - 1.95	16.95 - 18.07
	2019	339,156	3.97 - 37.24	11,955,820	0.88	1.00 - 1.95	22.78 - 23.96
BHFTII MetLife Stock Index	2023	1,978,977	16.84 - 160.10	90,830,482	1.22	1.00 - 1.95	23.21 - 24.38
Sub-Account	2022	2,096,326	13.54 - 128.91	77,419,177	1.07	1.00 - 1.95	(20.08) - (19.32)
	2021	2,083,501	16.78 - 160.01	95,740,312	1.35	1.00 - 1.95	25.57 - 26.77
	2020	2,078,635	13.24 - 124.24	75,354,201	1.71	1.00 - 1.95	15.54 - 16.65
	2019	1,905,561	11.35 - 106.79	59,292,658	1.97	1.00 - 1.95	28.28 - 29.50
BHFTII MFS® Total Return	2023	58,193	26.54 - 117.19	5,215,375	2.01	0.75 - 1.90	8.12 - 9.31
Sub-Account	2022	67,366	24.44 - 107.20	5,553,324	1.62	0.75 - 1.90	(11.52) - (10.54)
	2021	76,609	27.50 - 119.84	7,162,535	1.70	0.75 - 1.90	11.85 - 13.08
	2020	82,987	24.48 - 105.97	6,902,823	2.24	0.75 - 1.90	7.47 - 8.67
	2019	88,865	22.67 - 97.52	6,814,865	2.18	0.75 - 1.90	17.87 - 19.17
BHFTII MFS® Value	2023	620,838	37.76 - 51.25	26,773,104	1.65	0.75 - 1.95	5.78 - 7.05
Sub-Account	2022	646,664	35.70 - 47.87	26,171,943	1.52	0.75 - 1.95	(8.03) - (6.92)
	2021	671,025	38.81 - 51.43	29,380,024	1.37	0.75 - 1.95	22.88 - 24.36
	2020	711,871	31.59 - 41.36	25,233,003	1.82	0.75 - 1.95	1.65 - 2.88
	2019	684,570	31.07 - 40.20	23,660,739	1.75	0.75 - 1.95	27.34 - 28.88
BHFTII Neuberger Berman	2023	229,924	36.57 - 57.27	10,568,610	—	0.75 - 1.95	12.98 - 14.34
Genesis Sub-Account	2022	242,636	32.34 - 50.08	9,821,648	—	0.75 - 1.95	(20.88) - (19.92)
	2021	285,422	40.83 - 62.55	14,525,048	—	0.75 - 1.95	15.83 - 17.23
	2020	323,232	35.21 - 53.35	14,100,494	—	0.75 - 1.95	22.34 - 23.82
	2019	362,615	28.75 - 43.09	12,847,737	—	0.75 - 1.95	26.91 - 28.44
BHFTII T. Rowe Price Large	2023	1,073,637	20.76 - 61.04	52,589,607	—	1.15 - 1.95	43.72 - 44.86
Cap Growth Sub-Account	2022	1,218,582	14.44 - 42.14	41,326,279	—	1.15 - 1.95	(41.81) - (41.29)
	2021	1,060,820	24.82 - 71.84	60,930,950	—	1.15 - 1.95	17.64 - 18.58
	2020	1,133,729	21.10 - 60.58	54,629,722	0.02	1.15 - 1.95	34.00 - 35.08
	2019	1,072,500	15.75 - 44.75	36,415,233	0.18	1.30 - 1.95	28.07 - 29.17

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII T. Rowe Price Small	2023	7,377	53.87 - 61.61	412,215	—	1.40 - 1.90	19.00 - 19.60
Cap Growth Sub-Account	2022	7,602	45.27 - 51.52	356,808	—	1.40 - 1.90	(23.80) - (23.42)
	2021	7,733	59.41 - 67.28	475,763	—	1.40 - 1.90	9.26 - 9.81
	2020	8,025	54.38 - 61.27	451,123	—	1.40 - 1.90	21.70 - 22.32
	2019	8,927	44.68 - 50.09	412,112	—	1.40 - 1.90	30.34 - 30.99
BHFTII VanEck Global	2023	241,222	12.70 - 15.24	3,231,231	2.84	0.75 - 1.95	(5.50) - (4.36)
Natural Resources	2022	231,596	13.44 - 15.94	3,271,292	2.45	0.75 - 1.95	5.90 - 7.17
Sub-Account	2021	302,329	12.69 - 14.87	4,017,036	0.98	0.75 - 1.95	16.22 - 17.62
	2020	383,974	10.92 - 12.64	4,376,253	1.23	0.75 - 1.95	18.83 - 20.27
	2019	431,638	9.19 - 10.51	4,127,141	0.35	0.75 - 1.95	10.18 - 11.51
BHFTII Western Asset	2023	1,659,126	3.78 - 42.93	55,243,966	6.43	0.75 - 1.95	7.11 - 8.62
Management Strategic Bond	2022	1,732,011	3.49 - 39.53	53,472,697	5.86	0.75 - 1.95	(18.53) - (17.28)
Opportunities Sub-Account	2021	1,866,465	4.24 - 47.78	70,323,605	3.67	0.75 - 1.95	0.63 - 2.05
	2020	1,798,940	4.17 - 46.82	67,109,029	5.78	0.75 - 1.95	4.55 - 6.11
	2019	1,839,569	3.95 - 44.12	65,273,070	4.79	0.75 - 1.95	12.03 - 13.63
BHFTII Western Asset	2023	1,746,798	14.61 - 19.57	29,788,739	2.09	0.95 - 1.95	2.58 - 3.61
Management U.S. Government	2022	1,483,860	14.25 - 18.88	24,326,686	1.97	0.95 - 1.95	(10.92) - (10.02)
Sub-Account	2021	1,671,665	15.99 - 20.99	30,424,239	2.50	0.95 - 1.95	(3.66) - (2.70)
	2020	1,492,144	16.38 - 21.57	27,878,573	2.80	0.95 - 2.00	2.83 - 3.92
	2019	1,312,674	15.93 - 20.76	23,768,953	2.51	0.95 - 2.00	3.69 - 4.78
BlackRock Global Allocation	2023	210,146	27.18 - 29.46	6,005,839	2.60	1.15 - 1.55	10.76 - 11.21
V.I. Sub-Account	2022	198,414	24.54 - 26.49	5,106,643	—	1.15 - 1.55	(17.36) - (17.03)
	2021	179,596	29.70 - 31.07	5,579,066	0.91	1.30 - 1.55	4.78 - 5.04
	2020	102,362	28.34 - 29.58	3,026,611	1.68	1.30 - 1.55	18.85 - 19.15
	2019	52,374	23.85 - 24.83	1,299,249	2.25	1.30 - 1.55	15.94 - 16.23
Fidelity® VIP Contrafund®	2023	2,418,923	2.01 - 173.79	20,405,274	0.34	0.95 - 1.85	30.90 - 32.08
Sub-Account	2022	2,405,198	1.53 - 131.57	17,299,560	0.37	0.95 - 1.85	(27.73) - (27.08)
	2021	1,819,064	2.12 - 180.43	24,440,517	0.05	0.95 - 1.85	25.37 - 26.50
	2020	1,300,739	1.68 - 142.63	21,397,993	0.14	0.95 - 1.85	28.03 - 29.19
	2019	1,001,771	1.31 - 110.40	19,110,902	0.34	0.95 - 1.85	29.04 - 30.21
Fidelity® VIP	2023	96	141.62	13,608	1.65	1.50	8.74
Equity-Income Sub-Account	2022	108	130.24	14,071	1.65	1.50	(6.65)
	2021	117	139.52	16,364	1.62	1.50	22.75
	2020	126	113.66	14,351	1.69	1.50	4.85
	2019	123	27.39 - 108.40	13,301	2.07	1.40 - 1.50	25.21 - 25.34
Fidelity® VIP Mid Cap	2023	113,470	99.18 - 118.17	11,994,291	0.39	0.95 - 1.65	12.93 - 13.72
Sub-Account	2022	118,419	87.83 - 103.91	11,059,110	0.26	0.95 - 1.65	(16.36) - (15.77)
	2021	130,081	105.00 - 123.36	14,493,913	0.34	0.95 - 1.65	23.26 - 24.12
	2020	160,157	85.19 - 99.39	14,462,567	0.40	0.95 - 1.65	15.93 - 16.75
	2019	168,355	73.48 - 85.13	13,094,588	0.66	0.95 - 1.65	21.16 - 22.01
FTVIPT Franklin Income VIP	2023	215,573	72.74 - 99.61	17,542,530	5.12	0.95 - 1.85	6.64 - 7.60
Sub-Account	2022	217,635	68.21 - 92.58	16,476,647	4.75	0.95 - 1.85	(7.20) - (6.37)
	2021	241,149	73.51 - 98.87	19,608,039	4.62	0.95 - 1.85	14.62 - 15.65
	2020	261,627	64.14 - 85.49	18,542,366	5.79	0.95 - 1.85	(1.16) - (0.26)
	2019	266,046	64.89 - 85.72	19,093,371	5.39	0.95 - 1.85	13.93 - 14.96

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
FTVIPT Franklin Mutual	2023	52,963	39.20 - 47.41	2,224,678	1.92	0.95 - 1.65	11.61 - 12.39
Shares VIP Sub-Account	2022	57,689	35.12 - 42.18	2,170,096	1.79	0.95 - 1.65	(8.94) - (8.30)
	2021	65,286	38.57 - 46.00	2,686,509	2.83	0.95 - 1.65	17.22 - 18.04
	2020	76,910	32.91 - 37.58	2,689,215	2.78	1.10 - 1.65	(6.60) - (6.09)
	2019	80,076	35.23 - 40.02	2,993,280	1.78	1.10 - 1.65	20.57 - 21.23
FTVIPT Franklin Small Cap	2023	110,592	2.57 - 58.35	3,043,269	0.53	0.95 - 1.55	11.02 - 11.68
Value VIP Sub-Account	2022	115,849	2.30 - 52.43	2,751,742	0.96	0.95 - 1.55	(11.45) - (10.91)
	2021	129,320	23.82 - 59.06	3,489,074	1.00	0.95 - 1.55	23.44 - 24.18
	2020	165,400	19.29 - 47.73	3,423,174	1.48	0.95 - 1.55	3.57 - 4.19
	2019	171,679	18.61 - 45.97	3,350,116	1.05	0.95 - 1.55	24.40 - 25.15
FTVIPT Templeton Foreign	2023	366,631	15.95 - 41.57	9,464,516	3.21	1.30 - 1.90	18.49 - 19.41
VIP Sub-Account	2022	433,024	13.43 - 34.87	9,492,173	3.03	1.30 - 1.90	(9.34) - (8.67)
	2021	477,665	14.78 - 38.23	11,647,608	1.81	1.30 - 1.90	2.20 - 2.98
	2020	487,698	14.42 - 37.19	11,676,903	3.42	1.30 - 1.90	(3.02) - (2.30)
	2019	452,328	14.84 - 38.12	11,164,052	1.72	1.30 - 1.90	10.41 - 11.27
FTVIPT Templeton Global	2023	370,600	15.25 - 17.72	5,893,915	—	0.95 - 1.55	1.31 - 1.91
Bond VIP Sub-Account	2022	372,093	15.05 - 17.39	5,828,771	—	0.95 - 1.55	(6.41) - (5.85)
	2021	425,295	16.09 - 18.47	7,114,458	—	0.95 - 1.55	(6.45) - (5.89)
	2020	457,384	17.20 - 19.62	8,175,465	8.35	0.95 - 1.55	(6.74) - (6.18)
	2019	465,524	18.44 - 20.91	8,916,190	7.13	0.95 - 1.55	0.44 - 1.05
Invesco V.I. Equity and	2023	360,907	32.91 - 38.03	12,490,244	1.76	0.95 - 1.65	8.44 - 9.20
Income Sub-Account	2022	379,754	30.35 - 34.83	12,081,549	1.39	0.95 - 1.65	(9.22) - (8.58)
	2021	447,558	33.43 - 38.10	15,671,333	1.59	0.95 - 1.65	16.41 - 17.23
	2020	532,338	28.72 - 32.50	15,978,006	2.20	0.95 - 1.65	7.85 - 8.61
	2019	604,019	26.63 - 29.92	16,792,600	2.29	0.95 - 1.65	18.05 - 18.87
Invesco V.I. EQV	2023	162,327	18.40 - 46.72	6,618,856	—	0.95 - 1.55	16.06 - 16.76
International Equity	2022	181,001	15.80 - 40.02	6,357,051	1.42	0.95 - 1.55	(19.76) - (19.27)
Sub-Account	2021	188,793	19.61 - 49.57	8,243,783	1.05	0.95 - 1.55	3.98 - 4.61
	2020	207,344	18.78 - 47.39	8,708,971	2.15	0.95 - 1.55	11.99 - 12.66
	2019	233,436	16.71 - 42.06	8,769,800	1.25	0.95 - 1.55	26.27 - 27.03
Invesco V.I. Main Street	2023	59,503	50.72 - 58.05	3,147,213	0.93	0.95 - 1.55	16.01 - 16.71
Small Cap® Sub-Account	2022	61,532	43.72 - 49.74	2,800,129	0.24	0.95 - 1.55	(17.33) - (16.84)
	2021	71,486	52.89 - 59.80	3,929,067	0.18	0.95 - 1.55	20.38 - 21.11
	2020	82,071	43.93 - 49.38	3,742,898	0.37	0.95 - 1.55	17.79 - 18.50
	2019	87,355	37.30 - 41.67	3,377,338	—	0.95 - 1.55	24.19 - 24.94
Janus Henderson Global	2023	78,835	1.10	86,921	0.78	1.30	21.65
Sustainable Equity	2022	13,314	0.91	12,066	0.56	1.30	(8.12)
Sub-Account
(Commenced 4/29/2022)
LMPVET ClearBridge Variable	2023	4,682,602	1.89 - 132.13	25,468,479	0.88	0.95 - 1.90	17.46 - 18.58
Appreciation Sub-Account	2022	4,123,288	1.60 - 111.43	22,295,200	0.96	0.95 - 1.90	(14.09) - (13.27)
	2021	3,911,044	1.87 - 128.49	28,433,313	0.56	0.95 - 1.90	21.33 - 22.49
	2020	3,227,268	1.54 - 104.89	25,378,157	1.02	0.95 - 1.90	12.61 - 13.69
	2019	2,552,956	1.36 - 92.27	24,573,880	1.33	0.95 - 1.90	27.42 - 28.64

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
LMPVET ClearBridge Variable	2023	318,246	30.56 - 48.12	13,704,066	1.98	0.95 - 1.90	11.93 - 12.93
Dividend Strategy	2022	329,666	27.22 - 42.61	12,615,091	1.21	0.95 - 1.90	(9.91) - (9.10)
Sub-Account	2021	356,164	30.13 - 46.88	15,070,095	1.31	0.95 - 1.90	24.29 - 25.42
	2020	411,937	24.17 - 37.38	13,952,158	1.30	0.95 - 1.90	5.52 - 6.48
	2019	442,875	22.83 - 35.10	14,150,185	1.31	0.95 - 1.90	29.00 - 30.17
LMPVET ClearBridge Variable	2023	4,707	58.14 - 61.99	289,340	—	1.65 - 1.90	41.32 - 41.68
Large Cap Growth	2022	5,213	41.14 - 45.41	226,074	—	1.50 - 1.90	(33.52) - (33.25)
Sub-Account	2021	5,141	61.88 - 68.03	335,131	—	1.50 - 1.90	19.65 - 20.13
	2020	5,460	51.72 - 56.63	296,447	0.02	1.50 - 1.90	28.27 - 28.79
	2019	6,040	40.32 - 43.97	255,317	0.35	1.50 - 1.90	29.67 - 30.19
LMPVET ClearBridge Variable	2023	5,788	41.21 - 43.96	244,753	1.30	1.65 - 1.90	12.93 - 13.22
Large Cap Value Sub-Account	2022	5,918	36.49 - 40.31	221,468	1.30	1.50 - 1.90	(8.19) - (7.82)
	2021	6,536	39.74 - 42.19	266,467	1.02	1.65 - 1.90	23.84 - 24.14
	2020	6,994	32.09 - 35.17	230,188	1.18	1.50 - 1.90	3.26 - 3.68
	2019	10,912	31.08 - 33.92	352,143	1.59	1.50 - 1.90	26.46 - 26.96
LMPVET ClearBridge Variable	2023	2,085,644	1.67 - 61.46	6,746,598	—	0.95 - 1.90	6.37 - 7.38
Small Cap Growth	2022	1,789,993	1.57 - 57.23	5,865,900	—	0.95 - 1.90	(30.18) - (29.52)
Sub-Account	2021	1,401,886	2.24 - 81.20	7,585,002	—	0.95 - 1.90	10.49 - 11.55
	2020	1,180,360	2.02 - 72.80	7,174,195	—	0.95 - 1.90	40.56 - 41.90
	2019	1,064,009	1.44 - 51.30	5,569,386	—	0.95 - 1.90	24.49 - 25.67
LMPVET Franklin Multi-Asset	2023	31,082	30.55 - 36.88	996,152	2.23	0.95 - 1.65	12.76 - 13.55
Variable Conservative Growth	2022	37,439	27.09 - 32.48	1,064,087	1.97	0.95 - 1.65	(15.58) - (14.98)
Sub-Account	2021	45,437	32.09 - 38.21	1,532,607	3.11	0.95 - 1.65	9.64 - 10.41
	2020	54,797	29.27 - 33.38	1,679,630	2.07	1.10 - 1.65	9.14 - 9.75
	2019	61,120	26.82 - 30.42	1,715,186	1.99	1.10 - 1.65	15.44 - 16.08
LMPVET Franklin Multi-Asset	2023	32,100	32.78 - 35.53	1,093,380	1.15	1.35 - 1.65	17.62 - 17.98
Variable Growth Sub-Account	2022	36,335	27.87 - 30.12	1,053,702	3.10	1.35 - 1.65	(16.19) - (15.94)
	2021	38,862	33.25 - 35.83	1,342,903	4.13	1.35 - 1.65	18.72 - 19.08
	2020	40,369	28.00 - 30.09	1,173,882	1.63	1.35 - 1.65	9.41 - 9.74
	2019	40,975	25.60 - 28.05	1,087,531	1.52	1.25 - 1.65	20.57 - 21.05
LMPVET Franklin Multi-Asset	2023	1,083	30.70 - 31.96	33,525	1.84	1.50 - 1.65	15.89 - 16.06
Variable Moderate Growth	2022	1,084	26.49 - 27.54	28,956	1.78	1.50 - 1.65	(15.76) - (15.63)
Sub-Account	2021	1,152	31.44 - 32.64	36,572	3.96	1.50 - 1.65	14.76 - 14.93
	2020	1,523	27.40 - 28.40	42,386	1.75	1.50 - 1.65	9.25 - 9.41
	2019	1,525	25.08 - 25.96	38,824	1.74	1.50 - 1.65	18.46 - 18.64
LMPVIT Western Asset	2023	3,021,205	1.06 - 31.09	6,818,309	5.42	0.95 - 1.90	8.19 - 9.22
Variable Global High Yield	2022	2,730,418	0.98 - 28.47	6,316,832	6.39	0.95 - 1.90	(15.34) - (14.54)
Bond Sub-Account	2021	2,450,122	1.15 - 33.31	7,621,275	4.48	0.95 - 1.90	(0.58) - 0.37
	2020	1,612,960	1.16 - 33.19	7,213,023	3.98	0.95 - 1.90	5.29 - 6.30
	2019	1,076,821	1.10 - 31.22	7,144,096	5.18	0.95 - 1.90	12.23 - 13.30
PIMCO VIT High Yield	2023	2,841	26.01 - 27.38	75,058	5.66	1.30 - 1.50	10.55 - 10.77
Sub-Account	2022	2,903	23.53 - 24.72	69,319	5.04	1.30 - 1.50	(11.62) - (11.44)
	2021	3,064	26.62 - 27.92	82,769	4.45	1.30 - 1.50	2.09 - 2.29
	2020	2,835	26.08 - 27.29	74,875	4.83	1.30 - 1.50	4.17 - 4.38
	2019	2,812	25.04 - 26.15	71,192	4.97	1.30 - 1.50	13.02 - 13.24

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

8.  FINANCIAL HIGHLIGHTS — (Concluded)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
PIMCO VIT Low Duration	2023	2,758	14.28 - 14.60	39,684	3.59	1.40 - 1.50	3.41 - 3.52
Sub-Account	2022	2,835	13.80 - 14.11	39,450	1.68	1.40 - 1.50	(7.14) - (7.05)
	2021	2,856	14.87 - 15.17	42,782	0.52	1.40 - 1.50	(2.40) - (2.30)
	2020	2,796	15.23 - 15.53	42,932	1.20	1.40 - 1.50	1.45 - 1.56
	2019	2,824	15.01 - 15.30	42,724	2.77	1.40 - 1.50	2.48 - 2.58
Pioneer Mid Cap Value VCT	2023	24,774	68.35 - 83.64	1,793,403	1.70	0.95 - 1.65	10.37 - 11.15
Sub-Account	2022	25,894	61.92 - 75.25	1,694,835	1.38	0.95 - 1.65	(7.42) - (6.77)
	2021	29,537	66.89 - 80.72	2,088,943	0.72	0.95 - 1.65	27.26 - 28.15
	2020	32,642	52.56 - 62.99	1,807,815	0.95	0.95 - 1.65	0.20 - 0.91
	2019	33,435	52.46 - 62.43	1,849,005	1.09	0.95 - 1.65	25.99 - 26.87
Putnam VT Large Cap Value	2023	288	63.54	18,287	2.00	0.75	14.80
Sub-Account	2022	288	55.34	15,929	1.46	0.75	(3.85)
	2021	288	51.03 - 57.56	16,568	1.10	0.75 - 1.40	25.53 - 26.35
	2020	1,836	40.65 - 45.56	76,063	1.65	0.75 - 1.40	4.33 - 5.01
	2019	1,760	38.97 - 43.38	69,846	2.19	0.75 - 1.40	28.59 - 29.43
Putnam VT Sustainable	2023	16,670	28.08	468,025	0.74	1.40	24.66
Leaders Sub-Account	2022	16,326	22.52	367,684	0.82	1.40	(23.79)
	2021	16,128	29.55	476,628	0.33	1.40	22.12
	2020	15,844	24.20	383,422	0.62	1.40	27.27
	2019	15,640	19.02	297,395	0.67	1.40	34.82
TAP 1919 Variable Socially	2023	3,252	71.55 - 75.03	233,495	1.09	1.50 - 1.65	18.25 - 18.42
Responsive Balanced	2022	3,253	60.51 - 63.35	197,474	0.70	1.50 - 1.65	(22.23) - (22.11)
Sub-Account	2021	3,253	77.80 - 81.34	253,927	0.36	1.50 - 1.65	16.59 - 16.76
	2020	3,254	66.73 - 69.66	217,805	0.79	1.50 - 1.65	20.92 - 21.10
	2019	3,255	55.19 - 57.53	180,142	1.11	1.50 - 1.65	24.63 - 24.82

1  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund, portfolio, or series net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund, portfolio, or series in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying fund, portfolio, or series of the Trusts which may have unique investment income ratios.

2  These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio, or series have been excluded.

3  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio, or series and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

4  During 2021, the Separate Account effectuated a 1-for-10 unit change to certain contract owners in the American Funds® Growth Sub-Account, resulting in a broader range of unit values. The unit value and number of units outstanding for the impacted contract owners were retroactively adjusted to reflect this change in each period presented prior to 2022. There was no change to the total net assets of the fund or to any contract owner's investment in the fund for any period presented prior to 2022.

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Brighthouse Life Insurance Company of NY
(An Indirect Subsidiary of Brighthouse Financial, Inc. December 31, 2023, 2022, and 2021)

Index to Statutory Basis Financial Statements

1

Deloitte & Touche LLP

650 S Tryon Street

Suite 1800 Charlotte, NC 28202

USA

Tel: +1 704 887 1500

Fax: +1 704 887 1570

www.deloitte.com

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Stockholder of
Brighthouse Life Insurance Company of NY:

Opinions

We have audited the statutory-basis financial statements of Brighthouse Life Insurance Company of NY (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2023 and 2022, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2023, and the related notes to the statutory-basis financial statements (collectively referred to as the "statutory-basis financial statements").

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the New York State Department of Financial Services. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is

2

also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•  Exercise professional judgment and maintain professional skepticism throughout the audit.

•  Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•  Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

•  Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•  Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2023 audit was conducted for the purpose of forming an opinion on the 2023 statutory-basis financial statements as a whole. The supplemental schedule of selected financial data, the supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental reinsurance contracts with risk-limiting features as of and for the year ended December 31, 2023, are presented for purposes of additional analysis and are not a required part of the 2023 statutory-basis financial statements. Such schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2023 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2023 statutory-basis financial statements as a whole.

March 25, 2024

3

Brighthouse Life Insurance Company of NY
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

December 31, 2023 and 2022

(In millions, except share data)

	2023	2022
Admitted Assets
Bonds	$1,796	$1,722
Preferred stocks	3	3
Mortgage loans	228	242
Cash, cash equivalents and short-term investments	242	317
Derivative assets	137	369
Other invested assets	51	124
Total invested assets	2,457	2,777
Investment income due and accrued	15	15
Premiums and annuity considerations deferred and uncollected	2	2
Reinsurance recoverable	778	75
Net deferred tax asset	33	16
Other assets	10	8
Total assets excluding Separate Accounts	3,295	2,893
Separate Account assets	8,852	7,997
Total Admitted Assets	$12,147	$10,890
Liabilities and Capital and Surplus
Liabilities
Reserves for life insurance and annuities	$931	$1,681
Liability for deposit-type contracts	14	14
Other policy liabilities	634	96
Borrowed money (including interest thereon)	—	126
Asset valuation reserve	45	45
Derivative liabilities	10	136
Payable for collateral under securities loaned and other transactions	44	194
Net transfers to (from) Separate Accounts due and accrued	141	(32)
Funds held under reinsurance treaties	418	429
Other liabilities	239	347
Total liabilities excluding Separate Accounts	2,476	3,036
Separate Account liabilities	8,852	7,631
Total Liabilities	11,328	10,667
Capital and Surplus
Capital stock (par value $10 per share, 200,000 shares authorized, issued and outstanding)	2	2
Paid-in surplus	670	570
Special surplus fund reserve	9	—
Unassigned surplus (deficit)	138	(349)
Total Capital and Surplus	819	223
Total Liabilities and Capital and Surplus	$12,147	$10,890

See accompanying notes to statutory financial statements

4

Brighthouse Life Insurance Company of NY

Statutory Statements of Operations and Changes in Capital and Surplus
For the Years Ended December 31, 2023, 2022, and 2021

(In millions)

	2023	2022	2021
Income
Premiums and annuity considerations	$(3,649)	$935	$965
Considerations for supplementary contracts and dividend accumulations	12	7	8
Net investment income	(6)	33	73
Reserve adjustments on reinsurance ceded	4,039	(291)	(351)
Other income (loss)	(319)	799	(108)
Total income	77	1,483	587
Benefits and Expenses
Benefit payments	399	222	202
Changes to reserves, deposit funds and other policy liabilities	(732)	253	(45)
Insurance expenses and taxes (other than Federal income and capital gains taxes)	133	142	150
Net transfers to (from) Separate Accounts	270	617	612
Total benefits and expenses before Federal income tax	70	1,234	919
Gain (loss) from operations before Federal income tax	7	249	(332)
Federal income tax expense (benefit) (excluding income tax on capital gains and losses)	2	93	28
Gain (loss) from operations	5	156	(360)
Net realized capital gains (losses), net of Federal income tax and interest maintenance reserve transfer	534	(308)	308
Net Income (Loss)	539	(152)	(52)
Changes in Capital and Surplus
Change in General Account net unrealized capital gains (losses)	(154)	(56)	50
Change in net deferred income tax	(139)	117	40
Change in nonadmitted assets	115	(116)	(27)
Change in asset valuation reserve	—	(10)	(9)
Change in surplus as a result of reinsurance	135	(16)	(16)
Change in surplus adjustment paid in	100	100	—
Other — net	—	(1)	(2)
Net Change in Capital and Surplus	596	(134)	(16)
Capital and Surplus at Beginning of Year	223	357	373
Capital and Surplus at End of Year	$819	$223	$357

See accompanying notes to statutory financial statements

5

Brighthouse Life Insurance Company of NY

Statutory Statements of Cash Flow
For the Years Ended December 31, 2023, 2022, and 2021

(In millions)

	2023	2022	2021
Cash from operations
Premiums and annuity considerations, net of reinsurance, received	$(3,126)	$906	$979
Net investment income received	(8)	57	50
Other income (loss) received	(129)	193	146
Total receipts	(3,263)	1,156	1,175
Benefits paid (other than dividends)	(3,654)	530	534
Insurance expenses and taxes paid (other than Federal income and capital gains taxes)	361	158	166
Net transfers to (from) Separate Accounts	267	755	705
Federal income tax paid (recovered) (net of tax on capital gains and losses)	95	33	(5)
Total payments	(2,931)	1,476	1,400
Net cash provided by (used in) operations	(332)	(320)	(225)
Cash from investments
Proceeds from invested assets sold, matured or repaid	607	493	788
Cost of invested assets acquired	(267)	(802)	(399)
Net cash provided by (used in) investments	340	(309)	389
Cash from financing and other sources
Net change in surplus adjustment	—	100	—
Borrowed Money	(125)	125	—
Net change in deposit-type contracts	—	(1)	(2)
Other-net	42	303	37
Net cash provided by (used in) financing and other sources	(83)	527	35
Net change in cash, cash equivalents and short-term investments	(75)	(102)	199
Cash, cash equivalents and short-term investments:
Beginning of year	317	419	220
End of year	$242	$317	$419
Supplemental disclosures of cash flow information for non-cash transactions:
Bonds, asset in kind transfer in	$100	$—	$—
Transfer of assets from mortgages to other invested assets	$—	$6	$—
Prior period adjustment-valuation system conversion	$—	$—	$2

See accompanying notes to statutory financial statements
6

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements
For the Years Ended December 31, 2023, 2022, and 2021

Note 1 — Summary of Significant Accounting Policies

Business

Brighthouse Life Insurance Company of NY (the "Company"), is a wholly-owned subsidiary of Brighthouse Life Insurance Company ("Brighthouse Insurance"), which is an indirect subsidiary of Brighthouse Financial, Inc. ("Brighthouse") a Delaware corporation. The Company is domiciled in the State of New York ("New York") and is only licensed to transact insurance business therein, and is subject to regulation by New York. The Company markets or administers traditional life and universal life insurance; as well as variable, fixed, index-linked, and income annuity products to individuals.

Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Basis of Presentation

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the New York Department of Financial Services (the "Department" or "NYDFS"). The Department requires that insurance companies domiciled in New York prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual ("NAIC SAP") as modified by the Department. NAIC SAP adjusted for these differences is referred to in these statutory financial statements as New York Statutory Accounting Principles ("NY SAP").

For variable and certain index-linked annuities, under NAIC SAP reserves are determined based on the requirements of the NAIC Valuation Manual Section 21 ("VM-21"). Under NY SAP, reserves are equal to the greater of the amount determined under VM-21 and the amount determined under New York Regulation 213 ("Reg 213").

For deferred annuities, under NAIC SAP, reserves are determined under the NAIC model standard valuation law (referred to as curtate Commissioners' Annuity Reserve Valuation Method ("CARVM")).

Under NY SAP, deferred annuity reserves are computed as described by the New York valuation law (referred to as continuous CARVM).

Under NYDFS Circular Letter No. 11 (2010), ceded reserves are reduced by the deferred premium asset proportional to the amount ceded. Under NAIC SAP, there is no such specific requirement.

7

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

A reconciliation of the Company's net income (loss) for the years ended December 31 and capital and surplus at December 31 between NY SAP and NAIC SAP is shown below (in millions):

		For the Years Ended December 31,
	SSAP Number (1)	2023	2022	2021
Net income (loss), NY SAP		$539	$(152)	$(52)
State prescribed practices:
Deferred annuities using continuous CARVM	51	—	—	—
Variable annuities in excess of NY Reg 213 standard scenario over VM 21 stochastic reserves	51	4	(143)	143
NYSDFS Circular Letter No. 11 (2010) impact on deferred premiums	61	(2)	—	—
NYSDFS Seventh Amendment to Regulation No. 172 impact on admitted unearned reinsurance premium	61	10	—	—
State permitted practices: NONE		—	—	—
Net income, NAIC SAP		$551	$(295)	$91
		December 31,
	SSAP Number	2023	2022	2021
Statutory capital and surplus, NY SAP		$819	$223	$357
State prescribed practices:
Deferred annuities using continuous CARVM	51	1	—	1
Variable annuities in excess of NY Reg 213 standard scenario over VM 21 stochastic reserves	51	3	—	143
NYSDFS Circular Letter No. 11 (2010) impact on deferred premiums	61	(2)	—	—
NYSDFS Seventh Amendment to Regulation No. 172 impact on admitted unearned reinsurance premium	61	9	(1)	(1)
State permitted practices: NONE		—	—	—
Statutory capital and surplus, NAIC SAP		$830	$222	$500

(1)  Statement of Statutory Accounting Principles ("SSAP")

The Company's risk-based capital ("RBC") would not have triggered a regulatory event without the use of the state prescribed practices referenced in the table above.

NY SAP comprises a basis of accounting which differs from generally accepted accounting principles ("GAAP"). The more significant differences are as follows:

•  Policy acquisition costs are charged to expense as incurred under NY SAP; whereas under GAAP, certain policy acquisition costs are deferred and amortized over the estimated lives of the contracts in a manner that approximates a straight-line basis over the expected life of the related contracts;

•  Insurance reserves are determined using prescribed factors for mortality, lapses and interest without consideration of company experience, or using a principles based reserve method equal to the higher of reserves using prescribed factors and reserves that consider a wide range of future economic conditions, as well as, company experience. Under GAAP, reserves are determined based upon best estimates as of the date the policy is issued, or the account value plus a reserve for additional benefits, that is either based on current assumptions or measured at fair value with an adjustment for non-performance risk;

•  Certain assets designated as "nonadmitted assets" are excluded from the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus by direct charges to unassigned surplus (deficit), including a portion of deferred income tax assets ("DTA") and negative Interest Maintenance Reserve ("IMR") balances;

8

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

•  Contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue for NY SAP; whereas under GAAP, for contracts that do not subject the Company to significant risks arising from mortality or morbidity, amounts received are reported as increases to policyholder account balances;

•  Certain reinsurance agreements are accounted for as reinsurance under both NY SAP and GAAP if certain risk transfer provisions are met. The risk transfer provisions in GAAP differ from the risk transfer provisions under NY SAP. Under GAAP, the reinsurer must assume significant insurance risk and have a reasonable possibility of realizing a significant loss from the transaction. NY SAP requires the reinsurer to assume all of certain risks deemed to be significant, regardless of the significance of loss potential. Assets and liabilities as a result of reinsurance transactions are netted under NY SAP but are reported gross under GAAP. Ceding commissions received in conjunction with reinsurance transactions are reported as revenue under NY SAP but are reported as a reduction of commission expense under GAAP;

•  A liability is established when the reserves ceded to an unauthorized reinsurer exceed the eligible collateral supporting the reserves. Changes to these amounts are credited or charged directly to unassigned surplus (deficit). Under GAAP, no such liability is required;

•  Investments in bonds and preferred stocks are generally carried at amortized cost under NY SAP. Under GAAP, investments in bonds and preferred stocks have one of three classifications. Those classified as held-to-maturity are carried at amortized cost, those classified as available-for-sale are carried at estimated fair value with adjustments for changes in estimated fair value recorded as a component of equity and those classified as trading are carried at estimated fair value with adjustments for changes in estimated fair value recorded through earnings;

•  Investments in mortgage loans that are impaired are reported at the estimated fair value of the underlying collateral less estimated costs to obtain and sell such collateral. If the estimated fair value of the impaired loan subsequently increases, the mortgage loan's carrying value may not be adjusted to reflect this increase in value. Under GAAP, impaired mortgage loans may also be assessed using observable market price or discounted cash flow ("DCF") methodologies using the loan's original effective interest rate. If the value of the impaired mortgage loan subsequently increases, under GAAP, the mortgage loan's carrying value may be adjusted to reflect this increase, through a decrease in a specific valuation allowance;

•  The Company establishes a general valuation allowance when the amount of the loan loss contingency is greater than the mortgage component of the asset valuation reserve ("AVR"). The amount recorded is the excess of the loss contingency amount over the mortgage component of the AVR, with an offset to net unrealized capital gains and (losses). Under GAAP, the required allowance for credit losses is recorded as a reduction to net carrying value with an offset to realized gains and losses;

•  An AVR liability is established, based upon a formula prescribed by the NAIC, to offset potential credit-related investment losses on all invested assets. Changes in the AVR are charged or credited directly to surplus. Under GAAP, no such reserve is required;

•  An IMR is established to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the general level of interest rates, and is amortized into net investment income over the remaining years to expected maturity of the assets sold; whereas under GAAP, available-for-sale bonds and mortgage loan gains and losses on disposal are reported in earnings in the period that the assets are sold;

•  Most derivatives that do not meet the criteria for hedge accounting are carried at estimated fair value with changes in their estimated fair value reported in changes in capital and surplus. Under GAAP, if a derivative not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses), a component of net income. An embedded derivative that is not clearly and closely related to the economic characteristics of the host contract and that meets certain other criteria is bifurcated from the host contract and accounted for separately at estimated fair value;

•  Deferred income tax is calculated based on temporary differences between NY SAP and tax-basis reporting, subject to certain asset admission limitations for DTA, rather than the difference between GAAP and tax-basis reporting, without such asset admission limitations;

9

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

•  Certain items, including modifications to required policy reserves resulting from changes in reserve methodologies, are recorded directly to unassigned surplus (deficit) rather than being reflected in income under GAAP;

•  For loss contingencies, when no amount within management's estimate of the range is a better estimate than any other amount, the midpoint of the range is accrued; whereas under GAAP, the minimum amount in the range is accrued. In addition, the timing of recognition of certain costs related to loss contingencies may be different;

•  Gains on certain economic transactions with related parties, defined as arm's-length transactions, resulting in the transfer of risks and rewards of ownership and considered permanent, are recognized under NY SAP rather than deferred until the assets are sold to third parties as required under GAAP;

•  Separate Account assets, liabilities, income and expenses are reflected using a summarized presentation in the financial statements under NY SAP; under GAAP only separate accounts where all of the investment risk is borne by the policyholder quantify for summarized presentation.

Accounting Changes and Correction of Errors

The Company had no accounting changes or correction of errors during 2023.

Reclassifications

Certain amounts in the 2022 and 2021 statutory financial statements were reclassified to conform with the 2023 presentation.

GAAP Equity and Income (Unaudited)

GAAP consolidated net income (loss) attributable to the Company was ($9) million, ($106) million, and ($18) million for the years ended December 31, 2023, 2022, and 2021, respectively. GAAP consolidated stockholder's equity was $654 million, $597 million, and $1,151 million at December 31, 2023, 2022, and 2021, respectively.

Use of Estimates

The preparation of financial statements requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements. Management is also required to disclose contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

Investments

Income from investments, including amortization of premium, accretion of discount and similar items, is recorded within net investment income, unless otherwise stated herein. Other-than-temporary impairments ("OTTI") losses are recorded as realized capital losses, the cost basis of the investment is reduced and the revised cost basis is not adjusted for subsequent recoveries in value.

Bonds are generally stated at amortized cost, unless they have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value. Unrealized capital losses on bonds having a NAIC designation of 6 are charged directly to surplus. Interest and prepayment fees are recorded when earned. Amortization of premium or accretion of discount is calculated using the effective yield method taking into consideration specified interest and principal provisions over the life of the bonds or estimated timing and amount of prepayments of underlying loans for commercial mortgage-backed securities ("CMBS"), residential mortgage-backed securities ("RMBS") and asset-backed securities ("ABS") (collectively "loan-backed securities"). Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities and ABS are estimated using inputs obtained from third party specialists, and are based on management's knowledge of the current market. For credit-sensitive mortgage-backed securities and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed securities and ABS, the effective yield is recalculated on a retrospective basis.

For loan-backed securities, the NAIC relies on the second lowest NAIC Credit Rating Provider ("CRP") rating to determine the initial NAIC designation. The second lowest CRP rating is used to determine the carrying value of the security, which is based on the NAIC's estimate of expected losses, using an NAIC published formula. The carrying value of the security determines its final NAIC designation. This methodology does not apply to NAIC 1 and NAIC 6 securities which are rated at the second

10

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

lowest CRP designation. Loan-backed and structured securities are stated at either amortized cost or the lower of amortized cost or fair market value.

The Company periodically evaluates bonds for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 3 "Evaluating Temporarily Impaired Bonds for OTTI". Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) both the Company's intent to sell a security before the recovery of its estimated fair value and its intent and ability to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than amortized cost; (vii) unfavorable changes in forecasted cash flows on mortgage-backed securities and ABS; (viii) the potential for impairments due to weakening foreign currencies on foreign currency denominated bonds that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

The Company recognizes an OTTI loss in earnings for a loan-backed security in an unrealized loss position when it is anticipated that the amortized cost basis will not be recovered. In such situations, the OTTI loss recognized in earnings is the entire difference between the security's amortized cost and its estimated fair value only when either: (i) the Company intends to sell the security or (ii) the Company does not have the intent and ability to retain the security for the time sufficient to recover the amortized cost basis. Non-interest related OTTI losses are recorded through the AVR and interest related losses through the IMR. If neither of the two conditions exists, and the Company has the intent and ability to hold the security but does not expect to recover the entire amortized cost, the difference between the amortized cost basis of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI loss.

The determination of estimated fair values for securities and other investments is described in Note 2.

Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium, discount or deferred fees, and are net of valuation allowances. Interest income and prepayment fees are recorded when earned. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premium and accretion of discount are recorded using the effective yield method. Gains and losses from sales of loans are recorded in net realized capital gains (losses).

Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Valuation allowances are established both on a loan specific basis and, in certain circumstances described below, for pools of loans. Valuation allowances are determined separately for each of the loan portfolio segments: commercial and agricultural. In conjunction with the valuation allowance process, management identifies mortgage loans to be placed on a nonaccrual status at which time the Company recognizes income on the cash method.

Specific valuation allowances are established using the same methodology for both portfolio segments and a common evaluation framework is used for establishing general valuation allowances for the loan portfolio segments; however, a separate general valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs that are unique to each loan portfolio segment. The Company records specific valuation allowances for impaired mortgage loans when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual mortgage loans being impaired, loan specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the loan's underlying collateral (as determined by acceptable appraisal methodologies) less estimated costs to obtain and sell such collateral. Changes in these loan specific valuation allowances are reported within net realized capital gains (losses). General valuation allowances are established for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loans with similar loan-to-value or similar debt service coverage ratio factors. A loss contingency exists when, based on experience, it is probable that a credit event has

11

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

occurred and the amount of credit loss can be reasonably estimated. These evaluations are based upon several loan portfolio segment specific factors, including the Company's experience with loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. The Company typically uses ten years or more of historical experience in these evaluations. These evaluations are revised as conditions change and new information becomes available. The general valuation allowance is established when the amount of the loan loss contingency is greater than the mortgage component of the AVR, and the amount recorded is the excess of the loss contingency amount over the mortgage component of the AVR. If the mortgage component of the AVR is greater than the loss contingency amount, no general valuation allowance is recorded. Changes in the general valuation allowance are included in change in General Account net unrealized capital gains (losses) which are credited or charged directly to surplus.

All commercial loans are monitored on an ongoing basis which may include an analysis of the property's financial statements and rent rolls, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios and tenant creditworthiness. The monitoring process for commercial loans focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews of the agricultural loan portfolio on a geographic and sector basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis, by aggregating groups of loans that have similar risk characteristics for potential credit loss. General valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the loan portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

The Company may grant concessions related to a particular borrower's financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the recurring portfolio monitoring process, a specific valuation allowance may have been recorded prior to the period when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

Cash equivalents, which are short-term, highly liquid securities and other investments with original maturities of three months or less at date of purchase, are stated at amortized cost, except for securities which have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value.

Other invested assets consist of investments in surplus notes, an investment in the equity tranche of a collateralized loan obligation and a real estate joint venture.

Investments in surplus notes are carried at amortized cost.

The investment in the equity tranche of collateralized loan obligation is accounted for under the equity method.

12

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Real estate joint ventures are carried at the underlying audited GAAP equity, with the Company's share of undistributed earnings and losses included in change in General Account net unrealized capital gains (losses) which is credited or charged directly to surplus. Dividends or distributions received are recognized to the extent they are not in excess of undistributed accumulated earnings. Dividends and distributions in excess of undistributed accumulated earnings are recorded as a reduction to the carrying value of the investment. The Company also periodically evaluates the joint ventures' unrealized losses for recoverability. In addition to the joint ventures performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairment. The Company considers financial and other information provided by such entities, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred.

Derivatives

The Company may be exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency exchange rate risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. All of the Company's derivatives are bilateral contracts between two counterparties. The Company uses options, swaps, and caps to manage risks that may include interest rate risk, foreign currency exchange rate risk, credit risk and equity market risk. Derivative hedges are designed to reduce risk on an economic basis while considering their impact on accounting results and statutory capital.

NY SAP restricts the Company's use of derivatives to: (i) hedging activities intended to offset changes in the estimated fair value of assets held, obligations and anticipated transactions; (ii) income generation transactions to generate additional income or return on covering assets; and (iii) RSATs to reproduce the investment characteristics of otherwise permissible investments. The Company is prohibited from using derivatives for speculation. OTC derivatives are carried on the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus either as derivative assets or derivative liabilities.

The Company does not offset the values recognized for derivatives executed with the same counterparty under the same master netting agreement. This policy applies to the recognition of derivative assets and derivative liabilities in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus.

To qualify for hedge accounting under SSAP No. 86, Derivatives ("SSAP 86"), at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of the variability of cash flows to be received or paid related to a forecasted transaction or a recognized asset or liability ("cash flow hedge"). In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

The Company may hold cash flow and fair value derivatives that hedge various assets and liabilities including bonds, mortgage loans, and liability portfolios; the derivatives that hedge those assets and liabilities are valued in a manner consistent with the underlying hedged item, if the derivatives meet the criteria for highly effective hedges. Bonds that have an NAIC designation of 1 through 5 are carried at amortized cost; therefore, the derivatives hedging such bonds are also carried at amortized cost. Bonds that have an NAIC designation of 6 are carried at the lower of amortized cost or estimated fair value; therefore, the derivatives hedging such bonds are also carried at the lower of amortized cost or estimated fair value. Mortgage loans are carried at amortized cost; therefore, the derivatives hedging mortgage loans are also carried at amortized cost. Any hedged liabilities of the Company are carried at amortized cost; therefore, the derivatives hedging liabilities are also carried at amortized cost. Effective foreign currency swaps have a foreign currency adjustment reported in capital and surplus pursuant to SSAP 86 by using the same procedures as used to translate the hedged item.

The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires or is sold,

13

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

terminated or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the Company removes the designation of the hedge.

When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative is carried at its estimated fair value with changes in estimated fair value reported in change in General Account net unrealized capital gains (losses).

Upon termination of a derivative that qualified for hedge accounting, the gain or loss is reflected as an adjustment to the basis of the hedged item and is recognized in income consistent with the hedged item. If the hedged item is sold, the gain or loss on the derivative is realized but is subject to the IMR.

To the extent the Company does not designate a derivative for hedge accounting, the derivative is carried at estimated fair value with changes in estimated fair value reported in change in General Account net unrealized capital gains (losses).

Insurance Reserves and Annuity and Other Fund Reserves

Reserves for permanent plans of individual life insurance, universal life plans and certain term plans are computed principally on the Net Level Premium Method, the Commissioners' Reserve Valuation Method, or using the principle based requirements of Reg 213, as appropriate. Reserves for other life insurance policies are computed on the Net Level Premium Method or the Commissioners' Reserve Valuation Method, as appropriate. Reserves for group and individual annuity contracts are computed on CARVM or using the principle based requirements of Reg 213, as appropriate. The reserves are based on mortality, morbidity and interest rate assumptions prescribed by New York Insurance Law. Such reserves are sufficient to provide for contractual surrender values.

Periodically, to reflect changes in circumstances or regulatory requirements, the Company may change the assumptions, methodologies or procedures used to calculate reserves. Primarily, the changes in methodologies and procedures, or changes in "valuation basis," are recorded as direct adjustments to surplus cumulatively in the accounting year applied, whereas generally, changes in reserves, including certain actuarial assumptions, are reflected in net income.

Reserves for deposit-type contracts, which do not subject the reporting entity to any risks arising from policyholder mortality or morbidity, are equal to deposits received and interest credited to the benefit of contract holders, less fees and other charges assessed and surrenders or withdrawals that represent a return to the contract holders.

Asset Valuation Reserve and Interest Maintenance Reserve

The Company has established an AVR and IMR for the General Account and Separate Account investments, where required. An AVR is established for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, and any Separate Accounts, not carried at estimated fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related Federal income tax. IMR amortization, as calculated under the Grouped Method as specified by NY SAP, is included in net investment income. Net realized capital gains (losses) are presented net of Federal income tax expense or benefit and IMR transfer. The IMR can be either an asset or a liability, with the asset subject to certain recognition limits as prescribed by NY SAP.

Income

In general, premiums are recognized as income when due from policyholders under the terms of the insurance contract. Investment income is recognized as income when earned. The earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. Other income (loss) primarily includes management fees relating to Separate Account contracts.

Benefits and Expenses

Expenses, including policy acquisition costs and Federal income tax, are charged to operations as incurred. Amounts received as payment for and amounts representing return of policyholder balances relating to deposit-type contracts are not reported as income or benefits but are recorded directly to the liability for deposit-type contracts.

14

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Foreign Currency Translation

The Company holds investments denominated in foreign currencies, which are carried at the foreign exchange spot rate at the end of the year. Any increases or decreases in the carrying amount of the Company's investments denominated in foreign currencies due to changes in exchange rates between years are recorded as a change in General Account net unrealized capital gains (losses) which are credited or charged directly to surplus.

Separate Account Operations

Separate Accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent that the value of such assets exceeds the Separate Account liabilities. Investments (generally stated at estimated fair value) and liabilities of the Separate Accounts are reported separately as assets and liabilities. Investment income and realized and unrealized capital gains (losses) on the investments accrue directly to contract holders and accordingly, are not reflected in the Company's Statutory Statements of Operations and Changes in Capital and Surplus and Cash Flow.

Certain other Separate Accounts guarantee levels of returns or benefits. These Separate Accounts could therefore contain assets in excess of reserves as described in SSAP No. 56, Separate Accounts. The surplus generated by the Separate Accounts that contain guaranteed levels of return or benefit is recognized as net income on the Company's Annual Statutory Statements of Operations and Changes in Capital and Surplus. At December 31, 2023 and 2022, and 2021, there was no seed money invested in the various Separate Accounts.

Income Tax

For the years ended December 31, 2021 and 2022, the Company, Brighthouse Insurance, and Brighthouse Reinsurance Company of Delaware ("BRCD), joined in filing a consolidated federal income tax return ("consolidated return"). In connection with the filing of a consolidated return, the Company, Brighthouse Insurance, and BRCD entered into a tax sharing agreement (and related supplements) which provides that members shall receive reimbursement to the extent that their tax attributes result in a reduction of the tax liability of the consolidated group.

Brighthouse and certain of its subsidiaries, including the Company (collectively the "Consolidating Companies"), intend to file a consolidated return for the years ended December 31, 2023 and future years. In furtherance thereof, such parties intend to join a new tax sharing agreement, pursuant to which federal taxes are computed on a modified separate return basis with benefits for losses.

The future tax consequences of temporary differences between statutory financial reporting and tax basis of assets and liabilities are measured at the financial reporting dates and are recorded as DTA and liabilities, subject to certain limitations. Changes in DTA and deferred income tax liabilities ("DTL"), including changes attributable to changes in tax rates and changes in tax status, if any, are recognized as a separate component of gains and losses in unassigned surplus (deficit).

DTA are limited to: (i) an amount expected to be realized within the applicable period that is no greater than the applicable percentage of statutory capital and surplus as required to be shown on the statutory balance sheet for the current reporting period's statement, adjusted to exclude any net DTA plus; (ii) the amount of remaining gross DTA that can be offset against existing gross DTL. Any remaining DTA are nonadmitted.

The realization of DTA depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that DTA will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

•  the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

•  the jurisdiction in which the DTA was generated;

•  the length of time that carryforwards can be utilized in the various taxing jurisdictions;

•  future taxable income exclusive of reversing temporary differences and carryforwards;

•  future reversals of existing taxable temporary differences;

15

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

•  taxable income in prior carryback years; and

•  tax planning strategies.

The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on DTA significantly change or when receipt of new information indicates the need for an adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income taxes and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

The Company classifies interest and penalties as a component of income tax expense.

Related Party Transactions

A transaction between related parties involving the exchange of assets or liabilities is classified as either an economic transaction or a non-economic transaction. An economic transaction is defined as an arm's-length transaction which results in the transfer of risks and rewards of ownership and represents a consummated act thereof, i.e., "permanence." Non-economic transactions between the Company and a related party insurance entity are recorded at the lower of existing book values or estimated fair values at the date of the transaction. Non-economic transactions between the Company and related parties that are not insurance entities are recorded at the estimated fair value at the date of the transaction; however, to the extent that the transaction results in a gain, an offsetting unrealized capital loss and liability is recorded to defer any impact on surplus. Economic transactions between the Company and other related parties are recorded at estimated fair value at the date of the transaction. To the extent that the related parties are affiliates under control of the Company, the Company defers the effects of such transactions that result in gains or increases in surplus by recording an offsetting unrealized capital loss and liability. A transaction involving services between related parties is recorded at the amount charged and is generally subject to regulatory approval.

Note 2 — Fair Value Information

Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

16

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Estimated Fair Value of All Financial Instruments

Information related to the aggregate fair value of financial instruments is shown below at December 31, (in millions):

	2023
	Aggregate Fair Value	Admitted Value	Level 1	Level 2	Level 3
Assets
Bonds	$1,645	$1,796	$116	$1,528	$1
Preferred stocks	3	3	—	—	3
Mortgage loans	210	228	—	—	210
Cash, cash equivalents and short-term investments	242	242	242	—	—
Derivative assets (1)	140	137	—	140	—
Other invested assets	15	19	—	15	—
Investment income due and accrued	15	15	—	15	—
Separate Account assets	8,429	8,808	148	7,375	906
Total assets	$10,699	$11,248	$506	$9,073	$1,120
Liabilities
Investment contracts included in:
Liability for deposit-type contracts	$14	$14	$—	$—	$14
Derivative liabilities (1)	10	10	—	10	—
Borrowed Money (including interest thereon)	—	—	—	—	—
Payable for collateral received	44	44	—	44	—
Separate Account liabilities	2	2	—	2	—
Total liabilities	$70	$70	$—	$56	$14
	2022
	Aggregate Fair Value	Admitted Value	Level 1	Level 2	Level 3
Assets
Bonds	$1,520	$1,722	$114	$1,403	$3
Preferred stocks	3	3	—	—	3
Mortgage loans	222	242	—	—	222
Cash, cash equivalents and short-term investments	317	317	317	—	—
Derivative assets (1)	373	369	—	373	—
Other invested assets	15	20	—	15	—
Investment income due and accrued	15	15	—	15	—
Separate Account assets	7,492	7,971	258	6,341	893
Total assets	$9,957	$10,659	$689	$8,147	$1,121
Liabilities
Investment contracts included in:
Liability for deposit-type contracts	$14	$14	$—	$—	$14
Derivative liabilities (1)	136	136	—	136	—
Borrowed Money (including interest thereon)	126	126	—	126	—
Payable for collateral received	194	194	—	194	—
Separate Account liabilities	—	—	—	—	—
Total liabilities	$470	$470	$—	$456	$14

(1)  Classification of derivatives is based on each derivative's positive (asset) or negative (liability) book/adjusted carrying value, which equals the net admitted assets and liabilities.

17

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 —  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 —  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 —  Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Determination of Estimated Fair Value

The Company defines estimated fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

In general, the estimated fair value of investments classified within Level 1 are based on quoted prices in active markets that are readily and regularly obtainable. These investments are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment. Investments classified within Level 3 use many of the same valuation technique and inputs as described in the Level 2 discussions. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or the general lack of transparency in the process to develop the valuation estimates generally causing such investments to be classified in Level 3.

Bonds, Preferred Stock, Cash, Cash Equivalents and Short-term Investments

For Level 1 assets, the estimated fair value is determined using quoted prices in active markets that are readily and regularly obtainable. Additionally, as the estimated fair value for cash approximates carrying value, due to the nature of cash, it is classified as Level 1.

For Level 2 assets, estimated fair values are determined using an income approach. The estimated fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, and duration for Level 2 assets. Privately-placed securities are valued using additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

The estimated fair value for preferred stock is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active. Generally, these investments are classified in Level 2 or Level 3. Preferred stock value using significant observable inputs are classified in Level 2 and those valued using significant unobservable inputs are classified in Level 3.

For Level 3 assets, estimated fair values are determined using a market approach. The estimated fair value is determined using matrix pricing or consensus pricing, with the primary inputs being quoted and offered prices.

18

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Mortgage Loans

For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar mortgage loans. The estimated fair values for impaired mortgage loans are principally obtained by estimating the fair value of the underlying collateral using market standard appraisal and valuation methods. Mortgage loans valued using significant unobservable inputs are classified in Level 3.

Derivatives

For OTC-bilateral derivatives classified as Level 2 assets or liabilities, estimated fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

The significant inputs to the pricing models for most OTC-bilateral derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.

Most inputs for OTC-bilateral derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect the net change in capital and surplus.

The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

Other Invested Assets

The estimated fair value of other invested assets is determined using the methodologies as described in the above sections titled "Bonds, Preferred Stock, Cash, Cash Equivalents and Short-term Investments", based on the nature of the investment. Excluded from the disclosure are those invested assets that are not considered to be financial instruments subject to this disclosure including investments accounted for under the equity method.

Investment Income Due and Accrued

Due to the short-term nature of investment income due and accrued, the Company believes there is minimal risk of material changes in interest rates or the credit of the issuer such that estimated fair value approximates carrying value. These amounts are generally classified in Level 2.

Separate Accounts

For Level 1 assets, the estimated fair value is determined using quoted prices in active markets that are readily and regularly obtainable. Additionally, as the estimated fair value for cash equivalents carrying value, due to the nature of cash, it is classified as Level 1.

For Separate Account assets classified as Level 2 assets, estimated fair values are determined using either a market or income approach. The estimated fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported net asset value ("NAV") provided by the fund managers.

For Level 3 assets, estimated fair values are determined using a market approach. The estimated fair value is determined using matrix pricing or consensus pricing, with the primary inputs being quoted and offered prices.

19

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Investment Contracts Included in Reserves for Life and Health Insurance and Annuities and Liability for Deposit-Type Contracts

The fair value of investment contracts included in reserves for life and health insurance and annuities and in the liability for deposit-type contracts is estimated by discounting best estimate future cash flows based on assumptions that market participants would use in pricing such liabilities, with consideration of the Company's non-performance risk (own-credit risk) not reflected in the fair value calculation. The assumptions used in estimating these fair values are based in part on unobservable inputs classified in Level 3.

Borrowed Money

The estimated fair value for borrowed money (including interest thereon) approximates carrying value due to the short-term maturities of these instruments. The amounts are classified in Level 2.

Payable for Collateral Received

The estimated fair value of amounts payable for collateral received approximates carrying value as these obligations are short-term in nature. These amounts are generally classified in Level 2.

Assets and Liabilities Measured and Reported at Estimated Fair Value at Reporting Date

Hierarchy Table

The following tables provide information about financial assets and liabilities measured and reported at estimated fair value at December 31, (in millions):

	2023
	Fair Value Measurements at Reporting Date Using
	Level 1	Level 2	Level 3	Total
Assets
Derivative assets (1)
Interest rate	$—	$1	$—	$1
Foreign currency exchange rate	—	3	—	3
Equity market	—	126	—	126
Total Derivative assets	—	130	—	130
Separate Account assets (2)	—	4,126	—	4,126
Total assets	$—	$4,256	$—	$4,256
Liabilities
Derivative liabilities (1)
Interest rate	$—	$—	$—	$—
Foreign currency exchange rate	—	—	—	—
Equity market	—	10	—	10
Total liabilities	$—	$10	$—	$10

20

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

	2022
	Fair Value Measurements at Reporting Date Using
	Level 1	Level 2	Level 3	Total
Assets
Derivative assets (1)
Interest rate	$—	$12	$—	$12
Foreign currency exchange rate	—	4	—	4
Equity market	—	343	—	343
Total Derivative assets	—	359	—	359
Separate Account assets (2)	—	3,922	—	3,922
Total assets	$—	$4,281	$—	$4,281
Liabilities
Derivative liabilities (1)
Interest rate	$—	$—	$—	$—
Foreign currency exchange rate	—	—	—	—
Equity market	—	136	—	136
Total liabilities	$—	$136	$—	$136

(1)  Derivative assets and derivative liabilities presented in the table above represent only those derivatives that are carried at estimated fair value. Accordingly, the amounts above exclude highly effective derivatives carried at amortized cost.

(2)  Separate Account assets are subject to General Account claims only to the extent that the value of such assets exceeds the Separate Account liabilities or for those assets that are not legally insulated. Investments (stated generally at estimated fair value) and liabilities of the Separate Accounts are reported separately as assets and liabilities. Separate Account assets as presented in the table above may differ from the amounts presented in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus because certain of these investments are not measured at estimated fair value (such as institutional separate accounts carried at book value).

See "Determination of Estimated Fair Value" above for a description of the valuation technique(s) and the inputs used in the fair value measurement for assets and liabilities measured and reported at fair value.

Transfers between Levels

Transfers between levels are assumed to occur at the beginning of the annual period. During the years ended December 31, 2023 and 2022, there were no transfers between levels.

21

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Note 3 — Investments

Bonds and Preferred Stocks by Sector

The following table presents the book/adjusted carrying value, gross unrealized gains and losses and estimated fair value of bonds and preferred stocks owned at December 31, (in millions):

	2023				2022
	Book/ Adjusted Carrying	Gross Unrealized		Estimated	Book/ Adjusted Carrying	Gross Unrealized		Estimated
	Value	Gains	Losses	Fair Value	Value	Gains	Losses	Fair Value
Bonds
U.S. corporate	$942	$5	$100	$847	$914	$1	$130	$785
RMBS	195	3	10	188	148	2	10	140
Foreign corporate	189	1	14	176	188	—	19	169
U.S. government and agency	176	—	10	166	174	—	12	162
CMBS	158	—	16	142	168	—	18	150
State and political subdivision	90	2	9	83	83	1	12	72
ABS	40	—	2	38	41	—	4	37
Foreign government	6	—	1	5	6	—	1	5
Total bonds	$1,796	$11	$162	$1,645	$1,722	$4	$206	$1,520
Preferred Stocks
Preferred	$3	$—	$—	$3	$3	$—	$—	$3

The Company did not hold any non-income producing bonds at December 31, 2023 and 2022.

Maturities of Bonds

The book/adjusted carrying value and estimated fair value of bonds, by contractual maturity, were as follows at December 31, 2023 (in millions):

	Book/Adjusted Carrying Value	Estimated Fair Value
Due in one year or less	$28	$27
Due after one year through five years	406	394
Due after five years through ten years	254	239
Due after ten years	715	617
Subtotal	1,403	1,277
Loan-backed securities	393	368
Total	$1,796	$1,645

Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Bonds not due at a single maturity date have been presented in the year of final contractual maturity. Loan-backed securities are shown separately, as they are not due at a single maturity.

Cash equivalents and short-term investments have original contractual maturities of one year or less.

22

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Continuous Gross Unrealized Losses for Bonds — By Sector

The following table presents the estimated fair value and gross unrealized losses of bonds in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous gross unrealized loss position at December 31, (in millions, except number of bonds):

	2023				2022
	Less than 12 Months		Equal to or Greater than 12 Months		Less than 12 Months		Equal to or Greater than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
U.S. corporate	$16	$1	$724	$99	$704	$105	$63	$25
RMBS	33	1	77	9	95	7	15	3
Foreign corporate	1	—	146	14	153	18	4	1
U.S. government and agency	31	1	121	9	149	12	—	—
CMBS	—	—	140	16	132	14	18	4
State and political subdivision	1	—	53	9	50	11	2	1
ABS	3	—	32	2	29	3	8	1
Foreign government	—	—	5	1	5	1	—	—
Total bonds	$85	$3	$1,298	$159	$1,317	$171	$110	$35
Total number of bonds in an unrealized loss position	29		549		538		90

Loan-backed Security Holdings — OTTI Losses

The Company did not impair any loan-backed securities to estimated fair value during the years ended December 31, 2023 and 2022 because of either (i) an intent to sell the security or (ii) the inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost.

The loan-backed securities for which an OTTI has been recognized during the year ended December 31, 2023 measured as the difference between amortized cost and estimated present value of projected future cash flows to be collected, were as follows (in whole dollars):

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost after OTTI	Estimated Fair Value at Time of OTTI	Date of Financial Statement Where Reported
12648WAE2	$2,543,559	$1,939,162	$604,397	$1,939,162	$1,623,877	9/30/2023
23332UEL4	$119,098	$118,692	405	$118,692	$104,473	9/30/2023
Total			$604,802

Evaluating Temporarily Impaired Bonds for OTTI

As more fully described in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its securities holdings in accordance with its OTTI policy in order to evaluate whether such investments are other than temporarily impaired. These securities were included in the Company's OTTI review process. With respect to loan-backed securities in the bond portfolio, the Company performs scenario analyses. The scenarios attempt to project future delinquencies and principal losses. Based upon the Company's current evaluation of its securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other than temporarily impaired. Future impairments will depend primarily on economic fundamentals, issuer performance (including changes in estimated present value of projected future cash flows to be collected) and changes in credit ratings, collateral valuations, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, additional impairments may be incurred in upcoming periods.

23

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Gross unrealized losses on bonds decreased $44 million during the year ended December 31, 2023 to $162 million from $206 million at December 31, 2022. The decrease in gross unrealized losses for the year ended December 31, 2023 was primarily attributable to narrowing credit spreads.

NAIC Designation of 5GI

As of December 31, 2023, the Company held three securities with a NAIC designation of 5GI with both a book/adjusted carrying value and an estimated fair value of $4 million. As of December 31, 2022, the Company held one security with a NAIC designation of 5GI with both a book/adjusted carrying value and an estimated fair value of $3 million.

Mortgage Loans

Mortgage Loans by Portfolio Segment

Mortgage loans are summarized as follows at December 31, (dollars in millions):

	2023		2022
	Amount	Percent	Amount	Percent
Commercial	$182	80%	$194	80%
Agricultural	46	20	49	20
Total mortgage loans	$228	100%	$243	100%

At December 31, 2023 and 2022, the Company had mortgage loan participations of $215 million and $236 million, respectively.

Valuation Allowance by Portfolio Segment

At both December 31, 2023 and 2022, there were no valuation allowances on mortgage loans.

Geographic Diversification, Loan Origination and Interest Rate Changes

Mortgage loans are collateralized by real estate primarily located in the United States and are diversified by geographic region. States where the associated real estate was located that were 5% or more of the Company's total mortgage loans at December 31, 2023 were as follows:

State	Percent of Total Mortgage Loans
California	21%
Florida	14
New York	12
Illinois	10
Washington	9
Colorado	7
Total	73%

Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. From time to time, the Company may originate loans in excess of 75% of the purchase price of the underlying real estate, if underwriting risk is sufficiently within the Company's standards. The Company did not originate mortgage loans during the year ended December 31, 2023. The maximum percentage of any one loan to the value of the underlying real estate at the time of the origination and originated during the year ended December 31, 2022 was 89%.

The Company did not fund mortgage loans during the year ended December 31, 2023. The maximum and minimum interest rates for commercial mortgage loans funded during 2022 were 4.15%.

The Company did not reduce interest rates on mortgage loans during the years ended December 31, 2023 and 2022.

24

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Credit Quality of Commercial Mortgage Loans

Information about the credit quality of commercial mortgage loans is presented below at December 31, (dollars in millions):

	2023
	Recorded Investment
	Debt Service Coverage Ratios
Loan-to-value ratios:	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total
Less than 65%	$84	$12	$—	$96	52%
65% to 75%	43	—	9	52	29
76% to 80%	29	—	—	29	16
Greater than 80%	2	—	3	5	3
Total	$158	$12	$12	$182	100%
	2022
	Recorded Investment
	Debt Service Coverage Ratios
Loan-to-value ratios:	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total
Less than 65%	$136	$—	$—	$136	70%
65% to 75%	42	—	12	54	28
76% to 80%	—	—	—	—	—
Greater than 80%	—	1	3	4	2
Total	$178	$1	$15	$194	100%

Credit Quality of Agricultural Mortgage Loans

For the years ended December 31, 2023 and 2022, all agricultural mortgage loans had a loan to value ratio of less than 65%.

Age Analysis and Nonaccrual Status of Mortgage Loans

The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as current at both December 31, 2023 and 2022. The Company defines delinquent mortgage loans, consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans — 60 days and agricultural mortgage loans — 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at either December 31, 2023 or 2022.

Impaired Mortgage Loans

The Company had no impaired mortgage loans at either December 31, 2023 or 2022.

Mortgage Loans Modified in a Troubled Debt Restructuring

The Company had no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2023 and 2022.

Concentrations of Credit Risk

Investments in any counterparty that were greater than 10% of surplus included U.S. government and agency securities with a book/adjusted carrying value of $180 million and $178 million at December 31, 2023 and 2022, respectively.

25

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Restricted Assets

The table below provides a summary of restricted assets at book/adjusted carrying value at December 31, (dollars in millions):

	2023			2022
	Total Pledged & Restricted Assets	% of Total Assets	% of Total Admitted Assets	Total Pledged & Restricted Assets	% of Total Assets	% of Total Admitted Assets
State deposits	$1	0.0%	0.0%	$1	0.0%	0.0%
Derivatives collateral (1)	1	0.0	0.0	282	2.5	2.6
Total	$2	0.0%	0.0%	$283	2.5%	2.6%

(1)  As of December 31, 2023, pledged & restricted assets for derivatives collateral included General Account assets of $1 million, all of which supported Separate Account activities. As of December 31, 2022, there were no General Account restricted assets supporting Separate Accounts.

Derivatives

Types of Derivatives

The table below provides a summary of the notional amount, book/adjusted carrying value, estimated fair value and primary underlying risk exposure by type of derivative held at December 31, (in millions):

		2023			2022
Primary Underlying Risk Exposure	Instrument Type	Notional Amount	Book/ Adjusted Carrying Value	Estimated Fair Value	Notional Amount	Book/ Adjusted Carrying Value	Estimated Fair Value
Foreign currency exchange rate	Foreign currency swaps	$93	$10	$13	$100	$14	$18
Interest rate	Interest rate caps	800	1	1	800	12	12
Equity market	Equity index options	874	116	116	2,761	182	182
	Total rate of return swaps	—	—	—	2,392	25	25
	Total	$1,767	$127	$130	$6,053	$233	$237

Foreign Currency Exchange Rate Derivatives

The Company uses foreign currency exchange rate derivatives, including foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party.

Equity Market Derivatives

The Company uses equity derivatives to reduce its exposure to equity market risk, including equity index options and total rate of return swaps.

Equity index options are used by the Company to hedge index-linked annuity products against adverse changes in equity markets. In an equity index option transaction, the Company enters into contracts to buy or sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash, based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

26

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Total rate of return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, most commonly Fed Funds, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Total rate of return swaps are used by the Company to hedge index-linked annuity products against adverse changes in equity markets.

Interest Rate Derivatives

The Company uses interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate caps.

Interest rate caps are purchased by the Company primarily to protect against interest rate exposure arising from duration mismatches between assets and liabilities. At the outset of the contract, the Company pays a premium for the right to receive the cash payments equal to the excess of the market rate over the strike price multiplied by the notional amount, if the observed reference interest rate is above the strike level of the cap on the applicable reset date. In certain instances, the Company may lock in the economic impact of existing purchased caps by entering into offsetting written caps.

Hedging

Cash Flow Hedges

The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the effectiveness requirements of SSAP 86.

All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

For the years ended December 31, 2023, 2022, and 2021 there were no gains (losses) related to cash flow derivatives designated as cash flow hedges that no longer qualify for hedge accounting or for which the Company removed the hedge designation.

In certain instances, the Company may discontinue cash flow hedge accounting because it is no longer probable that the forecasted transaction will occur by the end of the originally specified time period or within two months of the anticipated date. For the years ended December 31, 2023, 2022, and 2021 there were no gains (losses) related to such discontinued cash flow hedges.

There were no hedged forecasted transactions for the years ended December 31, 2023, 2022, and 2021.

Non-qualifying Derivatives

The Company enters into the following derivatives that do not qualify for hedge accounting under SSAP 86: (i) interest rate caps to economically hedge its exposure to interest rates; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; and (iii) equity index options and total rate of return swaps to hedge index-linked annuity products against adverse changes in equity markets.

Derivatives for Other than Hedging Purposes

The Company held no derivatives for other than hedging purposes during the years ended December 31, 2023 and 2022.

Off-Balance Sheet Risk and Credit Risk

The table below summarizes the notional amount of the Company's financial instruments (derivatives that are designated as effective hedging instruments) with off-balance sheet credit risk at December 31, (in millions):

	Asset		Liability
	2023	2022	2023	2022
Foreign currency swaps	$52	$55	$—	$—

The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

27

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. All of the Company's ISDA Master Agreements also include Credit Support Annex provisions which may require both the pledging and accepting of collateral in connection with its OTC derivatives.

Off-balance sheet credit exposure is the excess of positive estimated fair value over positive book/ adjusted carrying value for the Company's highly effective hedges at the reporting date. All collateral received from counterparties to mitigate credit-related losses is deemed worthless for the purpose of calculating the Company's off-balance sheet credit exposure. The off-balance sheet credit exposure of the Company's swaps was $3 million and $5 million at December 31, 2023 and 2022, respectively.

The Company enters into various collateral arrangements, which may require both the pledging and accepting of collateral in connection with its derivatives. The table below summarizes the collateral pledged in connection with its OTC derivatives at December 31, (in millions):

	Securities (1)
	2023	2022
Initial Margin:
OTC-bilateral	$—	$225
Variation Margin:
OTC-bilateral	1	57
Total OTC	$1	$282

(1)  Securities pledged as collateral are reported in bonds. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral.

The table below summarizes the collateral received by the Company in connection with its OTC derivatives as of December 31, (in millions):

	Cash (1)		Securities (2)		Total
	2023	2022	2023	2022	2023	2022
Initial Margin:
OTC-bilateral	$—	$—	$1	$151	$1	$151
Variation Margin:
OTC-bilateral	44	194	2	6	46	200
	$44	$194	$3	$157	$47	$351

(1)  Cash collateral received is reported in cash, cash equivalents and short-term investments and the obligation to return the collateral is reported in aggregate write-ins for liabilities as cash collateral received on derivatives.

(2)  Securities collateral received is held in separate custodial accounts and is not reflected in the financial statements.

The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that party reaches a minimum transfer amount. In addition, the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's Investors Service ("Moody's") and Standard and Poor's Ratings Service ("S&P"). If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

28

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Certain of the Company's derivative contracts require premiums to be paid at a series of specified future dates over the life of the contract or at maturity. The discounted value of these future settled premiums is accounted for separately from the estimated fair value of each derivative.

The table below summarizes the net amount of undiscounted future settled premium payments (receipts), by year, as of December 31, 2023 (in millions):

Fiscal Year	Net Undiscounted Future Settled Premium Payments (Receipts)
2024	$11
2025	20
2026	23
2027	14
Thereafter	32
Total	$100

The following table summarizes the estimated fair value of the Company's derivatives with future settled premiums and the estimated fair value impact thereof as of December 31, (in millions):

	2023	2022
Net undiscounted future premium payments (receipts)	$100	$92
Estimated fair value of derivative net assets (liabilities), including discounted future premiums	$26	$164
Estimated fair value of derivative net assets (liabilities), excluding discounted future premiums	$116	$247

Net Investment Income

The components of net investment income for the years ended December 31, were as follows (in millions):

	2023	2022	2021
Bonds	$69	$65	$69
Mortgage loans	9	10	12
Cash and cash equivalents	22	5	—
Derivatives	(89)	(37)	(4)
Other invested assets	4	1	1
Gross investment income	15	44	78
Less: investment expenses	21	12	6
Net investment income, before IMR amortization	(6)	32	72
IMR amortization	—	1	1
Net investment income	$(6)	$33	$73

29

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Net Realized Capital Gains (Losses), Net of Federal Income Tax and Interest Maintenance Reserve Transfer

Net realized capital gains (losses) on investments and derivatives for the years ended December 31, were as follows (in millions):

	2023	2022	2021
Bonds	$(3)	$(2)	$1
Derivatives	534	(309)	308
Other	—	(1)	—
Net realized capital gains (losses), before Federal income tax	531	(312)	309
Less: Federal income tax expense (benefit)	(1)	(2)	—
Net realized capital gains (losses), before IMR transfer	532	(310)	309
IMR transfer, net of Federal income tax expense (benefit) of less than $1 million, $1 million and less than $(1) million, respectively	(2)	(2)	1
Net realized capital gains (losses), net of Federal income tax and IMR transfer	$534	$(308)	$308

Proceeds from Sales and Disposals and Realized Capital Gains (Losses) on Bonds

Proceeds from sales or disposals of bonds and the related gross realized capital gains (losses) on bonds determined on a specific identification basis were as follows for the years ended December 31, (in millions):

	2023	2022	2021
Proceeds from sales and disposals	$90	$418	$141
Gross realized capital gains on sales	$—	$7	$2
Gross realized capital losses on sales	$(2)	$(9)	$(1)
OTTI losses — bonds	$(1)	$—	$—

Prepayment Penalty and Acceleration Fees

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature. The number of securities sold, disposed or otherwise redeemed and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee were as follows for the years ended December 31, (in millions, except number of securities):

	2023	2022	2021
Number of CUSIPs	2	9	22
Aggregate Amount of Investment Income (1)	$—	$1	$2

(1)  Aggregate Amount of Investment Income for the year ended December 31, 2023 was less than $1 million.

Interest Income Due and Accrued

The gross, nonadmitted amounts for interest income due and accrued as of December 31, 2023 were as follows (in millions):

Interest Income Due and Accrued:

1 Gross	$15
2 Nonadmitted	—
3 Admitted	$15

As of December 31, 2023, the Company had aggregate deferred interest of $0.

As of December 31, 2023, the Company had cumulative amounts of paid-in-kind ("PIK") interest included in the current principal balance of $3 million.

30

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Note 4 — Related Party Information

Service Agreements

The Company is a party to service agreements with its affiliates, including, but not limited to, Brighthouse Services, LLC, that provide for a broad range of services to be rendered and facilities and equipment to be provided. Services, facilities and equipment are requested by the recipient as deemed necessary for its operations. These agreements involve cost allocation arrangements, under which the recipient pays the provider for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services, facilities and equipment provided. There are also a number of other service arrangements with affiliates pursuant to which the provider, at the request of the recipient, renders specified services for a stated fee. Income and expenses under these agreements are reflected in other income (loss) and insurance expenses and taxes (other than Federal income and capital gains taxes), respectively, on the Statutory Statements of Operations and Changes in Capital and Surplus.

Marketing, Selling and Distribution Agreements

The Company has entered into marketing and selling agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements.

Reinsurance Agreements

The Company has reinsurance agreements with its parent, Brighthouse Insurance.

Information regarding the significant effects of ceded related party reinsurance included in the Statutory Statements of Operations and Changes in Capital and Surplus are as follows for the years ended December 31, (in millions):

	2023	2022	2021
Premiums and annuity considerations	$(4,640)	$(172)	$(251)
Reserve adjustments on reinsurance ceded	$4,039	$(291)	$(351)
Benefit payments	$(471)	$(337)	$(489)
Changes to reserves, deposit funds and other policy liabilities	$(1,131)	$(366)	$29

Information regarding the significant effects of ceded related party reinsurance included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus are as follows at December 31, (in millions):

	2023	2022
Reserves for life insurance, annuities and deposit-type contracts	$(2,133)	$(1,002)

Information regarding the significant effects of ceded related party deferred gains on reinsurance, net of income tax, which are recognized as an adjustment to surplus are as follows at December 31, (in millions):

	2023	2022
Balance at beginning of year	$138	$144
Capitalization of deferred gain on reinsurance	160	—
Amortization of deferred gains on reinsurance	(15)	(6)
Balance at end of year	$283	$138

The Company has reinsurance agreements with Brighthouse Insurance to cede 100% of certain variable annuities and 100% of the living and death benefit guarantees issued in connection with variable annuities. Financial impacts recorded by the Company as a result of this agreement are as follows at December 31, (in millions):

	2023	2022	2021
Reserves for life insurance, annuities and deposit-type contracts	$638	$933	$567
Premiums and annuity considerations	$83	$126	$206
Reserve adjustments on reinsurance ceded	$332	$291	$351
Benefit payments	$339	$301	$449

31

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

On October 1, 2023, the Company entered into a reinsurance agreement with Brighthouse Insurance to cede 90% of certain index-linked annuity policies. Financial impacts recorded by the Company as a result of this agreement are as follows at December 31, (in millions):

	2023	2022	2021
Reserves for life insurance, annuities and deposit-type contracts	$1,425	$—	$—
Premiums and annuity considerations	$4,511	$—	$—
Reserve adjustments on reinsurance ceded	$(4,371)	$—	$—
Benefit payments	$100	$—	$—

Other

The Company has entered into a Limited Liability Company Agreement (the "Agreement") with Brighthouse Investment Advisers, LLC ("Brighthouse Advisers") and several other affiliates that are also members of Brighthouse Advisers. Among other things, the Agreement sets forth provisions for the allocation of income and losses to the members of Brighthouse Advisers, including the Company.

The Company has receivables and payables with affiliates for services necessary to conduct its business. Amounts admitted are expected to be settled within 90 days. Receivables from affiliates, included in other assets, totaled $3 million both at December 31, 2023 and 2022, respectively. Payables to affiliates, included in other liabilities, totaled $117 million and $57 million at December 31, 2023 and 2022, respectively.

Effective October 1, 2023, the Company entered into a reinsurance agreement with Brighthouse Insurance to cede 90% of Shield annuity policies written by the Company. In connection with this reinsurance agreement, the Company novated derivative assets and liabilities to Brighthouse Insurance with an estimated fair value of $194 million, accrued investment income (expense) of ($15) million, deferred premium receivable of $90 million and deferred premium payable of ($177) million. The Company recognized net realized capital gains and a corresponding decrease in net unrealized capital gains (losses) of $198 million related to the novation. The Company received cash of $92 million to settle this novation.

Effective June 15, 2022, BLICNY Property Ventures, LLC, was formed as a wholly-owned subsidiary of the Company. In December 2022, the Company contributed invested assets with a book/ adjusted carrying value of $6 million to BLICNY Property Ventures, LLC.

Note 5 — Premium and Annuity Considerations Deferred and Uncollected

Premium and annuity considerations deferred and uncollected at December 31, were as follows (in millions):

	2023		2022
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary renewal	$2	$2	$2	$2

Note 6 — Reinsurance and Other Insurance Transactions

The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently retains up to $100,000 per life and reinsures 100% of amounts in excess of the amount the Company retains. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

32

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

For annuities, the Company currently reinsures to Brighthouse Insurance 100% of certain variable annuity risks or 100% of the living and death benefit guarantees issued in connection with variable annuities. Under the benefit guarantee reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. In addition, the Company currently reinsures to Brighthouse Insurance 90% of certain index-linked annuity policies.

The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

The Company reinsures its business through a diversified group of highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, and monitors ratings and the financial strength of its reinsurers. In addition, the reinsurance recoverable balance due from each reinsurer and the recoverability of such balance is evaluated as part of this overall monitoring process. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. No single unrelated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance agreement. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

The financial statements include the impact of reinsurance. Information regarding the significant effects of related and unrelated ceded reinsurance included in the Statutory Statements of Operations and Changes in Capital and Surplus was as follows for the years ended December 31, (in millions):

	2023	2022	2021
Premiums and annuity considerations	$(4,636)	$(180)	$(265)
Reserve adjustments on reinsurance ceded	$4,039	$(291)	$(351)
Benefit payments	$(482)	$(359)	$(491)
Changes to reserves, deposit funds and other policy liabilities	$(1,100)	$(350)	$29

The financial statements include the impact of reinsurance. Information regarding the significant effects of related and unrelated ceded reinsurance included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus was as follows at December 31, (in millions):

	2023	2022
Reserves for life insurance, annuities and deposit-type contracts	$(3,035)	$(1,920)
Funds held under reinsurance treaties	$(418)	$(429)

The Company has ceded reinsurance to related and unrelated companies that are unauthorized, or not accredited to write reinsurance agreements in the domiciliary state of the Company. The unauthorized reinsurance liability is calculated to record a liability for reserve credits taken that are not fully collateralized by each unauthorized reinsurance company. The unauthorized companies provide collateral to the Company to support the ceded liabilities. The collateral provided includes but is not limited to letters of credit ("LOCs") and trust agreements. The unauthorized liability balance for the Company was less than $1 million at December 31, 2023. The unauthorized liability balance for the Company was $1 million at December 31, 2022. LOCs that are provided for reinsurance agreements with unrelated companies totaled less than $1 million at both December 31, 2023 and 2022. Assets held in trust for reinsurance agreements with Brighthouse Insurance totaled $2,458 million and $1,166 million at December 31, 2023 and 2022, respectively.

The Company has entered into reinsurance agreements to cede in-force business to reinsurers. These agreements may result in deferred gains on reinsurance, net of income tax, which are recorded in unassigned surplus (deficit). The change in deferred gains on reinsurance is recognized as an adjustment to surplus and is reflected in change in surplus as a result of reinsurance. The rollforward of deferred gains on reinsurance agreements is as follows at December 31, (in millions):

	2023	2022
Balance at beginning of year	$420	$436
Capitalization of deferred gain on reinsurance	160	—
Amortization of deferred gains on reinsurance	(26)	(16)
Balance at end of year	$554	$420

33

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Note 7 — Reserves for Life Contracts and Deposit-Type Contracts

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Reserves amounting to less than $1 million at December 31, 2023, are held for surrender values in excess of the legally computed reserves. Surrender values are not promised in excess of the legally computed reserves at December 31, 2022.

The method employed in the valuation of substandard policies is identical to the method employed in the valuation of standard policies; a mean reserve method is used, but for substandard policies, the mean reserves are based on appropriate multiples of standard rates of mortality.

At December 31, 2023 and 2022, the Company had $54 million and $84 million, respectively, of insurance in-force for which the gross premiums are less than the net premiums according to the standard valuation set by the NYDFS. Direct reserves to cover the above insurance totaled $1 million and less than $1 million at December 31, 2023 and 2022, respectively.

The tabular interest has been determined by formula as described in the NAIC instructions for all traditional product types. For universal life, variable universal life, and flexible premium annuity products, accrued interest credited to the fund balances was used in the calculations of tabular interest.

The tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions.

For the determination of tabular interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation period.

The general nature of other reserve changes are items that include reserves established as a result of asset adequacy analysis, reserves for secondary guarantees on universal life policies and General Account reserves held for variable annuity guaranteed minimum death benefits and for variable annuity guaranteed living benefits.

The details for other changes at December 31, 2023 are as follows (in millions):

		Ordinary
Item	Total	Life Insurance	Individual Annuities
Reg 213 Stocastic Excess over Standard	$667	$—	$667
Miscellaneous Annuity Reserves	(210)	—	(210)
Reinsurance ceded	(883)	—	(883)
Total	$(426)	$—	$(426)

34

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Note 8 — Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Annuities

Withdrawal characteristics of annuity actuarial reserves, deposit-type contracts and other liabilities without life or disability contingencies at December 31, were as follows (dollars in millions):

Individual Annuities:	2023
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total
Subject to discretionary withdrawal:
With market value adjustment	$339	$—	$—	$339	3.4%
At book value less current surrender charge of 5% or more (1)	153	2,702	—	2,855	28.3
At fair value	—	—	4,087	4,087	40.4
Total with market value adjustment or at fair value	492	2,702	4,087	7,281	72.1
At book value without adjustment	421	2,199	—	2,620	26.0
Not subject to discretionary withdrawal:	193	—	3	196	1.9
Total (gross)	1,106	4,901	4,090	10,097	100.0%
Reinsurance ceded	(318)	—	—	(318)
Total (net)	$788	$4,901	$4,090	$9,779

(1)  As noted in the table above, the Company had individual annuity reserves of $153 million in the General Account and $2,702 million in the Separate Account subject to discretionary withdrawals and carried at book value subject to a surrender charge of 5% or more as of December 31, 2023. These amounts include General Account reserves of $57 million and Separate Account reserves of $931 million for which the surrender charge will be below 5% for the first time in the year subsequent to December 31, 2023.

35

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Individual Annuities:	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total
Subject to discretionary withdrawal:
With market value adjustment	$396	$—	$—	$396	4.5%
At book value less current surrender charge of 5% or more	183	2,279	—	2,462	28.1
At fair value	—	—	3,884	3,884	44.4
Total with market value adjustment or at fair value	579	2,279	3,884	6,742	77.0
At book value without adjustment	438	1,399	—	1,837	21.0
Not subject to discretionary withdrawal:	172	—	3	175	2.0
Total (gross)	1,189	3,678	3,887	8,754	100.0%
Reinsurance ceded	(71)	—	—	(71)
Total (net)	$1,118	$3,678	$3,887	$8,683
Deposit-Type Contracts:	2023
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
At book value without adjustment	5	—	—	5	26.5
Not subject to discretionary withdrawal:	14	—	1	15	73.5
Total (gross)	19	—	1	20	100.0%
Reinsurance ceded	(5)	—	—	(5)
Total (net)	$14	$—	$1	$15

36

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
At book value without adjustment	17	—	—	17	83.6
Not subject to discretionary withdrawal:	3	—	1	4	16.4
Total (gross)	20	—	1	21	100.0%
Reinsurance ceded	(6)	—	—	(6)
Total (net)	$14	$—	$1	$15

The amounts in the tables above reflect prescribed or permitted practices that depart from NAIC SAP, see Note 1, "Summary of Significant Accounting Policies" for additional information.

Annuity actuarial reserves, deposit-type contract funds and other liabilities without life or disability contingencies at December 31, were as follows (in millions):

	2023	2022
General Account:
Annuities (excluding supplementary contracts with life contingencies)	$743	$1,073
Supplementary contracts with life contingencies	45	45
Deposit-type contracts	14	14
Subtotal	802	1,132
Separate Account:
Annuities (excluding supplementary contracts)	8,988	7,562
Supplementary contracts with life contingencies	3	3
Other deposit-type contracts	1	1
Total	$9,794	$8,698

37

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Life

Withdrawal characteristics of life actuarial reserves were as follows at December 31, were as follows (dollars in millions):

	2023
	General Account			Separate Account — Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	4	4	4	—	—	—
Universal life with secondary guarantees	—	—	6	—	—	—
Indexed universal life	3	3	5	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life	—	1	2	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	—	—	—	—
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal:
Term policies without cash value	XXX	XXX	1,064	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability — active lives	XXX	XXX	9	XXX	XXX	—
Disability — disabled lives	XXX	XXX	6	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	1	XXX	XXX	—
Total (gross: direct + assumed)	7	8	1,097	—	—	—
Reinsurance ceded	4	4	965	—	—	—
Total (Net)	$3	$4	$132	$—	$—	$—
	2022
	General Account			Separate Account — Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	4	4	4	—	—	—
Universal life with secondary guarantees	1	1	5	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life	—	—	2	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	—	—	—	—
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal:
Term policies without cash value	XXX	XXX	1,079	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability — active lives	XXX	XXX	9	XXX	XXX	—
Disability — disabled lives	XXX	XXX	5	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	1	XXX	XXX	—
Total (gross: direct + assumed)	5	5	1,105	—	—	—
Reinsurance ceded	4	4	979	—	—	—
Total (Net)	$1	$1	$126	$—	$—	$—

38

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Life actuarial reserves at December 31, were as follows (in millions):

	2023	2022
General Account:
Life insurance	$116	$111
Accidental death benefits	—	—
Active lives	9	9
Disability — disabled lives	6	5
Miscellaneous reserves	1	1
Subtotal	132	126
Separate Account:
Life insurance	—	—
Accident and health contracts	—	—
Miscellaneous reserves	—	—
Total	$132	$126

Note 9 — Separate Accounts

The Company utilizes Separate Accounts to support and record segregated assets and liabilities related to variable and certain index-linked annuities. Separate Account assets and liabilities for variable annuities represent segregated funds which are administered for clients. Investment risks associated with market value changes are generally borne by the policyholders, except to the extent of the minimum guarantees made by the Company with respect to variable annuities. The assets related to variable annuities are carried at estimated fair value. For index-linked annuities where investment risks are shared between policyholders and the Company, assets are generally carried at amortized cost.

At December 31, 2023 and 2022, the Company's Separate Account assets that are legally insulated from the General Account claims were $4,126 million and $3,922 million, respectively. The assets consist of certain mutual funds. The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions.

39

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Information regarding the Separate Accounts at December 31, was as follows (in millions):

	Nonindexed Guarantee Less than/Equal to 4%
	2023	2022	2021
Premiums, considerations or deposits	$815	$917	$939
Reserves at December 31
For accounts with assets at:
Fair value	$—	$—	$—
Amortized cost	4,901	3,678	3,361
Total reserves	$4,901	$3,678	$3,361
By withdrawal characteristics:
With market value adjustment	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	2,702	2,279	2,512
At fair value	—	—	—
At book value without market value adjustment and with current surrender charge less than 5%	2,199	1,399	849
Subtotal	4,901	3,678	3,361
Not subject to discretionary withdrawal	—	—	—
Total reserves	$4,901	$3,678	$3,361
	Nonguaranteed Separate Accounts
	2023	2022	2021
Premiums, considerations or deposits	$78	$116	$194
Reserves at December 31
For accounts with assets at:
Fair value	$4,090	$3,887	$5,137
Amortized cost	—	—	—
Total reserves	$4,090	$3,887	$5,137
By withdrawal characteristics:
With market value adjustment	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—
At fair value	4,087	3,884	5,134
At book value without market value adjustment and with current surrender charge less than 5%	—	—	—
Subtotal	4,087	3,884	5,134
Not subject to discretionary withdrawal	3	3	3
Total reserves	$4,090	$3,887	$5,137
40

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Reconciliation of net transfers to/from Separate Accounts of the Company for the years ended December 31, were as follows (in millions):

	2023	2022	2021
Transfers to Separate Accounts	$893	$1,033	$1,133
Transfers from Separate Accounts	623	416	521
Net transfers to Separate Accounts	270	617	612
Reconciling difference	—	—	—
Transfers as reported in the statements of operations of the General Account	$270	$617	$612

Note 10 — Federal Income Tax

The Company's Federal income tax return will be consolidated with the following entities:

Brighthouse Financial Inc
Brighthouse Holdings LLC
Brighthouse Securities LLC
Brighthouse Services LLC
Brighthouse Assignment Company
Brighthouse Life Insurance Company
Brighthouse Reinsurance Company of Delaware
New England Life Insurance Company

Federal income tax expense has been calculated in accordance with the provisions of the Code.

The components of net DTA and DTL consisted of the following, at December 31, (in millions):

	2023			2022
	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$203	$6	$209	$298	$4	$302
Less: Statutory valuation allowance adjustments	—	—	—	1	—	1
Adjusted gross DTA	203	6	209	297	4	301
Less: DTA nonadmitted	97	6	103	214	4	218
Subtotal net admitted DTA	106	—	106	83	—	83
Less; DTL	73	—	73	67	—	67
Net admitted DTA/(Net DTL)	$33	$—	$33	$16	$—	$16

	Change
	Ordinary	Capital	Total
Gross DTA	$(95)	$2	$(93)
Statutory valuation allowance adjustments	(1)	—	(1)
Adjusted gross DTA	(94)	2	(92)
DTA nonadmitted	(117)	2	(115)
Subtotal net admitted DTA	23	—	23
DTL	6	—	6
Net admitted DTA/(Net DTL)	$17	$—	$17

41

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

The amount of each result or component of the calculation for SSAP No. 101, Income Taxes ("SSAP 101"), at December 31, (dollars in millions):

	2023			2022
	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—
Adjusted gross DTA expected to be realized (excluding the amount of DTA from above) after application of the threshold limitation (the lesser of 1 and 2 below)	33	—	33	16	—	16
1. Adjusted gross DTA expected to be realized following the balance sheet date	33	—	33	16	—	16
2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	118	XXX	XXX	31
Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	73	—	73	67	—	67
DTA admitted as the result of application of SSAP 101 total	$106	$—	$106	$83	$—	$83

	Change
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross DTA expected to be realized (excluding the amount of DTA from above) after application of the threshold limitation (the lesser of 1 and 2 below)	17	—	17
1. Adjusted gross DTA expected to be realized following the balance sheet date	17	—	17
2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	87
Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	6	—	6
DTA admitted as the result of application of SSAP 101 total	$23	$—	$23

42

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

	December 31, 2023	December 31, 2022
RBC percentage used to determine recovery period and threshold limitation amount	3999%	615%
Amount of total adjusted capital used to determine recovery period and threshold limitation	$831	$252

Management believes the Company will be able to utilize the DTA in the future without any tax planning strategies.

The Company's tax planning strategies do not include the use of reinsurance.

All DTL were recognized as of December 31, 2023 and December 31, 2022.

Current income tax incurred (benefit) for the years ended December 31, consisted of the following major components (in millions):

	2023	2022	2021
1. Current Income Tax
(a) Federal	$2	$93	$28
(b) Foreign	—	—	—
(c) Subtotal (1a + 1b)	2	93	28
(d) Federal Income tax on net capital gains	(1)	(2)	—
(e) Utilization of capital loss carry-forwards	—	—	—
(f) Other	—	—	—
(g) Federal and foreign income taxes incurred (1c+1d+1e+1f)	$1	$91	$28

43

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

The changes in the main components of deferred income tax amounts at December 31, were as follows (in millions):

	2023	2022	Change
2. Deferred Tax Assets
(a) Ordinary:
(1) Discounting of unpaid losses	$—	$—	$—
(2) Unearned premium reserve	—	—	—
(3) Policyholder reserves	11	112	(101)
(4) Investments	53	79	(26)
(5) Deferred acquisition costs	4	9	(5)
(6) Policyholder dividends accrual	—	—	—
(7) Fixed assets	—	—	—
(8) Compensation and benefits accrual	—	—	—
(9) Pension accrual	—	—	—
(10) Receivables — nonadmitted	—	—	—
(11) Net operating loss carryforward	99	61	38
(12) Tax credit carryforwards	8	8	—
(13) Other	28	29	(1)
(99) Subtotal (sum of 2a1 through 2a13)	203	298	(95)
(b) Statutory valuation allowance adjustment	—	1	(1)
(c) Nonadmitted	97	214	(117)
(d) Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	106	83	23
(e) Capital:
(1) Investments	6	4	2
(2) Net capital loss carry-forward	—	—	—
(3) Real estate	—	—	—
(4) Other	—	—	—
(99) Subtotal (2e1+2e2+2e3+2e4)	6	4	2
(f) Statutory valuation allowance adjustment
(g) Nonadmitted	6	4	2
(h) Admitted capital deferred tax assets (2e99-2f-2g)	—	—	—
(i) Admitted deferred tax assets (2d+2h)	$106	$83	$23
3. Deferred Tax Liabilities
(a) Ordinary:
(1) Investments	$63	$50	$13
(2) Fixed assets	—	—	—
(3) Deferred and uncollected premiums	1	1	—
(4) Policyholder reserves	9	16	(7)
(5) Other	—	—	—
(99) Subtotal (3a1+3a2+3a3+3a4+3a5)	73	67	6
(b) Capital:
(1) Investments	—	—	—
(2) Real estate	—	—	—
(3) Other	—	—	—
(99) Subtotal (3b1+3b2+3b3)	—	—	—
(c) Deferred tax liabilities (3a99+3b99)	73	67	6
4. Net deferred tax assets/liabilities (2i - 3c)	$33	$16	17
Change in nonadmitted deferred tax assets			(115)
Tax effect of unrealized gains (losses)			(41)
Change in net deferred tax assets			$(139)

44

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

	2022	2021	Change
2. Deferred Tax Assets
(a) Ordinary:
(1) Discounting of unpaid losses	$—	$—	$—
(2) Unearned premium reserve	—	—	—
(3) Policyholder reserves	112	56	56
(4) Investments	79	—	79
(5) Deferred acquisition costs	9	10	(1)
(6) Policyholder dividends accrual	—	—	—
(7) Fixed assets	—	—	—
(8) Compensation and benefits accrual	—	—	—
(9) Pension accrual	—	—	—
(10) Receivables — nonadmitted	—	—	—
(11) Net operating loss carryforward	61	61	—
(12) Tax credit carryforwards	8	6	2
(13) Other	29	36	(7)
(99) Subtotal (sum of 2a1 through 2a13)	298	169	129
(b) Statutory valuation allowance adjustment	1	1	—
(c) Nonadmitted	214	102	112
(d) Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	83	66	17
(e) Capital:
(1) Investments	4	—	4
(2) Net capital loss carry-forward	—	—	—
(3) Real estate	—	—	—
(4) Other	—	—	—
(99) Subtotal (2e1+2e2+2e3+2e4)	4	—	4
(f) Statutory valuation allowance adjustment	—	—	—
(g) Nonadmitted	4	—	4
(h) Admitted capital deferred tax assets (2e99-2f-2g)	—	—	—
(i) Admitted deferred tax assets (2d+2h)	$83	$66	$17
3. Deferred Tax Liabilities
(a) Ordinary:
(1) Investments	$50	$65	$(15)
(2) Fixed assets	—	—	—
(3) Deferred and uncollected premiums	1	1	—
(4) Policyholder reserves	16	—	16
(5) Other	—	—	—
(99) Subtotal (3a1+3a2+3a3+3a4+3a5)	67	66	1
(b) Capital:
(1) Investments	—	—	—
(2) Real estate	—	—	—
(3) Other	—	—	—
(99) Subtotal (3b1+3b2+3b3)	—	—	—
(c) Deferred tax liabilities (3a99+3b99)	67	66	1
4. Net deferred tax assets/liabilities (2i - 3c)	$16	$—	$16
Change in nonadmitted deferred tax assets			116
Tax effect of unrealized gains (losses)			(15)
Change in net deferred tax assets			$117

45

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

The Company had net operating loss carryforwards of the following at December 31, 2023 (in millions):

Year of expiration	Net Operating Loss Carryforwards
Indefinite	$474

The Company had no capital loss carryforwards at December 31, 2023.

The Company had tax credit carryforwards of the following at December 31, 2023 (in millions):

Year of Expiration	Tax Credit Carryforwards
2027-2031	$6
2032-2033	2
$8

The Company had no Federal income taxes available at December 31, 2023 for recoupment in the event of future net losses.

The Company had no deposits at December 31, 2023 under Section 6603 of the Code.

The provision for Federal income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to net gain from operations after dividends to policyholders and before Federal income tax. The significant items causing the difference for the years ended December 31, were as follows (in millions):

	2023	2022	2021
Net gain (loss) from operations after dividends to policyholders and before Federal income tax @ 21%	$2	$52	$(70)
Net realized capital gains (losses) @ 21%	112	(66)	65
Tax effect of:
Separate Account dividend received deduction	(1)	(1)	(2)
Valuation allowance	(1)	—	1
Other	(1)	—	1
Uncertain tax positions	—	(1)	—
Tax credits	(1)	(1)	(1)
Change in nonadmitted assets	—	—	—
Tax exempt income	—	—	—
Prior years adjustments and accruals	—	(5)	(3)
Interest maintenance reserve	1	(2)	(1)
Reinsurance Ceding Commission	29	(2)	(2)
Prior period adjustment in surplus	—	—	—
Total statutory income taxes (benefit)	$140	$(26)	$(12)
Federal and foreign income taxes incurred including tax on realized capital gains	$1	$91	$28
Change in net DTA	139	(117)	(40)
Prior years adjustments in surplus	—	—	—
Total statutory income taxes (benefit)	$140	$(26)	$(12)

46

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

The Company is subject to examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2017. Management believes it has established adequate tax liabilities, and final resolution of any audit for the years 2017 and forward is not expected to have a material impact on the Company's financial statements.

The Consolidating Companies intend to join a tax sharing agreement (and related supplements) which allocates tax liability in accordance with the Internal Revenue Code, pursuant to which federal taxes are computed on a modified separate return basis with benefits for losses.

At December 31, 2023, the Company had no liability for unrecognized tax benefits, computed in accordance with SSAP No. 5R, Liabilities, Contingencies, and Impairments of Assets ("SSAP 5R"). A reconciliation of the amount recorded for unrecognized tax benefits is as follows (in millions):

	2023	2022
Balance at beginning of year	$—	$1
Net change for tax positions of current year	—	—
Net change for tax positions of prior years	—	—
Settlements with tax authorities	—	—
Lapses of statutes of limitations	—	(1)
Balance at end of year	$—	$—

The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time.

The Company recorded less than $1 million of interest expense (benefit) (net of Federal tax benefit (cost)) in Federal and foreign income taxes incurred, related to unrecognized tax benefits for the years ended December 31, 2023 and 2022. The company had less than $1 million accrued for the payment of interest at both December 31, 2023 and 2022.

As of December 31, 2023, the Company is a nonapplicable reporting entity for Corporate Alternative Minimum Tax ("CAMT") purposes.

Note 11 — Borrowed Money

The Company did not have borrowed money at December 31, 2023.

Borrowed money at December 31, 2022 was as follows (in millions):

Debt Type	Classification	Issue Year	Maturity Year	Carrying Value	Interest Rate	Interest Paid	Effective Interest Rate
Affiliated Note	Short-Term	2022	2023	$125	5.450%	$2	5.450%

The Company issued the note in the table above to Brighthouse Holdings, LLC, its parent, in exchange for cash.

Note 12 — Capital and Surplus

The portion of unassigned surplus (deficit) represented (or reduced) by each item below at December 31, was as follows (in millions):

	2023	2022	2021
Unrealized capital gains (losses)	$13	$167	$223
Nonadmitted asset values	$(104)	$(219)	$(103)
Provision for reinsurance	$—	$—	$—
Asset valuation reserve	$(46)	$(46)	$(36)

47

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Dividend Restrictions

Under New York State Insurance Law, the Company, without prior insurance regulatory clearance, to pay stockholder dividends to Brighthouse Insurance in any calendar year based on either of two standards. Under one standard, the Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive unassigned funds (surplus), excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, the Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, the Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, the Company will be permitted to pay a dividend to Brighthouse Insurance in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Based on amounts at December 31, 2023, the Company could pay its parent a stockholder dividend in 2024 of $81 million without required prior approval of the Superintendent.

Note 13 — Other Commitments and Contingencies

Insolvency Assessments

Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

New York, the only jurisdiction in which the Company is admitted to transact business requires life insurers doing business within the jurisdiction to participate in the New York Life Insurance Guaranty Corporation, which is organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. This corporation levies assessments, up to prescribed limits, on all member insurers in the state on the basis of: (1) the proportionate share of the New York premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged and (2) the proportionate share of New York assets held by member insurers. The corporation permits member insurers to recover a limited portion of assessments paid through premium tax offsets.

As of both December 31, 2023 and 2022, the Company had a liability for retrospective premium- based guaranty fund assessments and an asset for the related premium tax offset, each of less than $1 million. The periods over which the guaranty fund assessments are expected to be paid and the periods the related premium tax offsets are expected to be realized are unknown at this time.

The change in the guaranty asset balance is less than $1 million which reflects estimated premium tax offsets for Executive Life of New York based on revised estimated cost information provided by The National Organization of Life and Health Guaranty Associations.

No assessments were levied against the Company for the year ended December 31, 2023, 2022, or 2021.

It is possible that a large catastrophic event could render such guaranty funds inadequate and the Company may be called upon to contribute additional amounts, which may have a material impact on its financial condition or results of operations in a particular period. The Company has established liabilities for guaranty fund assessments which it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings, but additional liabilities may be necessary.

48

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Litigation

Sales Practice Claims and Regulatory Matters. Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or products issued by the company. The Company vigorously defends against the claims in these matters.

Summary. Various litigations, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor or taxpayer. The Company also receives and responds to subpoenas or other inquiries seeking a broad range of information from various state and federal regulators, agencies and officials. The issues involved in information requests and regulatory matters vary widely, but can include inquiries or investigations concerning the Company's compliance with applicable insurance and other laws and regulations. The Company cooperates in these inquiries.

It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in any particular period.

Other Contingencies

As with litigation and regulatory loss contingencies, the Company considers establishing liabilities for certain nonlitigation loss contingencies when assertions are made involving disputes or other matters with counterparties to contractual arrangements entered into by the Company, including with third-party vendors. The Company establishes liabilities for such non-litigation loss contingencies when it is probable that a loss will be incurred and the amount of the loss can be reasonably estimated. In matters where it is not probable, but is reasonably possible that a loss will be incurred and the amount of loss can be reasonably estimated, such losses or range of losses are disclosed, and no accrual is made. In the absence of sufficient information to support an assessment of the reasonably possible loss or range of loss, no accrual is made and no loss or range of loss is disclosed.

Commitments to Fund Partnership Investments and Private Corporate Bond Investments

The Company makes commitments to fund partnership investments and to lend funds under private corporate bond investments in the normal course of business. The Company did not have unfunded commitments for the years ended December 31, 2023 and 2022.

Mortgage Loan Commitments

The Company commits to lend funds under mortgage loan commitments. The Company did not have mortgage loan commitments for the years ended December 31, 2023 and 2022.

49

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Financial Guarantees

At December 31, 2023, the Company was obligor under the following guarantees and indemnities (in millions):

(1) Nature and circumstances of guarantee and key attributes, including date and duration of agreement	(2) Liability recognition of guarantee. (Include amount recognized at inception. If no initial recognition, document exception allowed under SSAP 5R.)	(3) Ultimate financial statement impact if action under the guarantee is required.	(4) Maximum potential amount of future payments (undiscounted) the guarantor could be required to make under the guarantee. If unable to develop an estimate, this should be specifically noted.	(5) Current status of payment or performance risk of guarantee. Also provide additional discussion as warranted.
The Company is obligated to indemnify the proprietary mutual fund, offered by the Separate Accounts, and the fund's directors and officers as provided in certain Participation Agreements.	Intercompany and related party guarantees that are considered "unlimited" and as such are excluded from recognition.	Expense

Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

The Company has made no payments on the guarantee since inception.

The Company has provided certain indemnities, guarantees and/or commitments to affiliates and third parties in the ordinary course of its business. In the context of acquisitions, dispositions, investments and other transactions, the Company has provided indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company.

	No liability has been established as the indemnification is for future events for which neither a probability of occurrence nor a reasonable estimate can be established at this time.	Expense

Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

The Company has made no payments on the guarantee since inception.
The Company indemnifies its directors and officers as provided in its charters and by-laws.	No liability has been established as the indemnification is for future events for which neither a probability of occurrence nor a reasonable estimate can be established at this time.	Expense

Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

The Company has made no payments on the guarantee since inception.
The Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests.	No liability has been established as the indemnification is for future events for which neither a probability of occurrence nor a reasonable estimate can be established at this time.	Expense

Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

The Company has made no payments on the guarantee since inception.
Total	$ —		$ —

At December 31, 2023, the Company's aggregate compilation of guarantee obligations was $0.

50

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2023, 2022, and 2021

Note 14 — Retained Assets

The Company's retained asset account, known as the Total Control Account ("TCA"), was a settlement option or method of payment that was used for amounts due under life insurance and annuity contracts. TCAs are no longer offered as a settlement option and only existing TCAs remain. The TCA Customer Agreement provided to each accountholder is a contract that is supplementary to the insurance or annuity contract. TCAs are reported in the Annual Statement as amounts on deposit for ordinary supplementary contracts not involving life contingencies.

Each TCA has a guaranteed minimum annual effective interest rate. Guaranteed minimum interest rates for TCAs that remained open during calendar year 2023 were 3.0%, 1.5% or 0.5% depending on the age and origin of the account. In addition to the guaranteed minimum interest rate, the Company also agrees in the TCA Customer Agreement to credit interest at rates that will always be the greater of the guaranteed rate or the rate established by one of two market indices. During calendar year 2023, all TCAs received interest of at least the account's guaranteed minimum annual effective interest rate.

The Company's TCA business is 100% reinsured with MetLife Services and Solutions, LLC.

The Company's TCA in-force, categorized by age, at December 31, were as follows (in millions, except number of asset accounts):

	In Force
	2023		2022
	Number	Balance	Number	Balance
Up to and including 12 Months	—	$—	—	$—
13 to 24 Months	—	—	—	—
25 to 36 Months	—	—	—	—
37 to 48 Months	—	—	—	—
49 to 60 Months	—	—	—	—
Over 60 Months	42	5	47	6
Total	42	$5	47	$6

A reconciliation of the Company's TCA for the year ended December 31, 2023 was as follows (in millions, except number of asset accounts):

	Individual
	Number	Balance/ Amount
Beginning of year	47	$6
Accounts issued/added	—	—
Investment earnings credited	N/A	—
Fees and other charges assessed*	N/A	—
Transferred to state unclaimed property funds	—	—
Closed/withdrawn	5	1
End of year	42	$5

*  Fees and other charges assessed may also include other account adjustments.

Note 15 — Subsequent Events

The Company has evaluated events subsequent to December 31, 2023 through March 25, 2024 which is the date these financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

51

Brighthouse Life Insurance Company of NY

Table of Contents to Statutory Supplemental Schedules

Description	Page
SCHEDULE 1
Statutory Selected Financial Data As of and for the Year Ended December 31, 2023	53
SCHEDULE 2
Supplemental Investment Risks Interrogatories As of and for the Year Ended December 31, 2023	56
SCHEDULE 3
Statutory Summary Investment Schedule As of and for the Year Ended December 31, 2023	61
SCHEDULE 4
Reinsurance Contracts With Risk-Limiting features As of and for the Year Ended December 31, 2023	63

52

Brighthouse Life Insurance Company of NY

SCHEDULE 1

Statutory Selected Financial Data
As of and for the Year Ended December 31, 2023

Investment Income Earned
U.S. government bonds	$4,686,509
Other bonds (unaffiliated)	64,133,188
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	8,922,729
Real estate	—
Contract loans	9,239
Cash and cash equivalents	21,653,395
Derivative instruments	(89,011,308)
Other invested assets	4,133,631
Aggregate write-ins for investment income	853
Gross investment income	$14,528,236
Real Estate Owned — Book Value Less Encumbrances	$—
Mortgage Loans — Book Value
Agricultural mortgages	$46,216,034
Residential mortgages	—
Commercial mortgages	182,012,977
Total mortgage loans	$228,229,011
Mortgage Loans by Standing — Book Value
Good standing	$228,229,011
Good standing with restructured terms	$—
Interest overdue more than three months, not in foreclosure	$—
Foreclosure in process	$—
Other Long Term Invested Assets — Statement Value	$36,174,700
Bonds and Stocks of Parents, Subsidiaries and Affiliates — Book Value:
Bonds	$—
Preferred Stocks	$—
Common Stocks	$—
Bonds by Class and Maturity:
Bonds by Maturity — Statement Value
Due within one year or less	$59,057,338
Over 1 year through 5 years	638,951,169
Over 5 years through 10 years	348,240,819
Over 10 years through 20 years	324,586,182
Over 20 years	429,208,090
No maturity date	—
Total by Maturity	$1,800,043,598

53

Brighthouse Life Insurance Company of NY

SCHEDULE 1

Statutory Selected Financial Data — (continued)
As of and for the Year Ended December 31, 2023

Bond by Class — Statement Value
Class 1	$1,249,308,482
Class 2	517,566,289
Class 3	18,654,140
Class 4	11,489,756
Class 5	3,024,931
Class 6	—
Total by Class	$1,800,043,598
Total Bonds Publicly Traded	$1,260,648,371
Total Bonds Privately Placed	$539,395,227
Preferred Stocks — Book/Adjusted Carrying Value	$3,276,084
Common Stocks — Fair Value	$—
Short Term Investments — Book/Adjusted Carrying Value	$—
Options, Caps and Floors Owned — Book/Adjusted Carrying Value	$126,171,957
Options, Caps and Floors Written and In-force — Book/Adjusted Carrying Value	$(10,081,000)
Collar, Swap and Forward Agreements Open — Book/Adjusted Carrying Value	$10,802,613
Futures Contracts Open — Book/Adjusted Carrying Value	$—
Cash on Deposit	$237,515,240
Life Insurance In-Force (000's)
Industrial	$—
Ordinary	$535,208
Credit Life	$—
Group Life	$—
Amount of Accidental Death Insurance In-Force Under Ordinary Policies (000's)	$50
Life Insurance Policies with Disability Provisions In-Force (000's)
Industrial	$—
Ordinary	$4,284,173
Credit Life	$—
Group Life	$—
Ordinary — Not Involving Life Contingencies
Amount on Deposit	$14,101,457
Income Payable	$2,728,069
Ordinary — Involving Life Contingencies
Income Payable	$8,952,648
Group — Not Involving Life Contingencies
Amount on Deposit	$—
Income Payable	$—
Group — Involving Life Contingencies
Income Payable	$—

54

Brighthouse Life Insurance Company of NY

SCHEDULE 1

Statutory Selected Financial Data — (continued)
As of and for the Year Ended December 31, 2023

Annuities:
Ordinary
Immediate — Amount of Income Payable	$12,101,587
Deferred — Fully Paid Account Balance	$594,382,003
Deferred — Not Fully Paid Account Balance	$9,391,205,660
Group:
Amount of Income Payable	$—
Fully Paid Account Balance	$—
Not Fully Paid Account Balance	$—
Accident and Health Insurance — Premiums In-Force:
Ordinary	$—
Group	$—
Credit	$—
Deposit Funds and Dividend Accumulations:
Deposit Funds — Account Balance	$—
Dividend Accumulations — Account Balance	$—
Claim Payments For The Year Ended December 31, 2023 (000's):
Group Accident and Health
2023	$—
2022	$—
2021	$—
2020	$—
2019	$—
Prior	$—
Other Accident & Health
2023	$—
2022	$—
2021	$—
2020	$—
2019	$—
Prior	$—
Other Coverages that use developmental methods to calculate claim reserves
2023	$—
2022	$—
2021	$—
2020	$—
2019	$—
Prior	$—

55

Brighthouse Life Insurance Company of NY

SCHEDULE 2

Supplemental Investment Risks Interrogatories

Supplement for the year 2023 of the Brighthouse Life Insurance Company of NY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

For the year ended December 31, 2023
(To be filed by April 1)
Of The Brighthouse Life Insurance Company of NY
Address (City, State and Zip Code) New York, NY 10017

NAIC Group Code.....4932	NAIC Company Code.....60992	Federal Employer's Identification Number (FEIN).....13-3690700

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1. Reporting entity's total admitted assets as reported on Page 2 of this annual statement.	$3,294,632,905
2. Ten largest exposures to a single issuer/borrower/investment.

	1 Issuer	2 Description of Exposure	3 Amount	4 Percentage of Total Admitted Assets
2.01	MORGAN STANLEY & CO INTL. PLC	Derivatives	$125,786,625	3.8%
2.02	FEDERAL HOME LOAN MORTGAGE CORPORATION	Bonds	$90,276,496	2.7%
2.03	FEDERAL NATIONAL MORTGAGE ASSOCIATION	Bonds	$37,539,985	1.1%
2.04	120 S. Riverside Fee Owner LLC 120 S. R	Commercial Loans	$19,522,060	0.6%
2.05	A/R Retail LLC A/R Garage LLC and Colum	Commercial Loans	$17,505,919	0.5%
2.06	Bellevue Place Office LLC	Commercial Loans	$16,356,935	0.5%
2.07	ABN AMRO GROUP NV	Bonds	$16,259,001	0.5%
2.08	UCF Hotel Venture	Commercial Loans	$15,709,535	0.5%
2.09	GILEAD SCIENCES INC	Bonds	$14,353,967	0.4%
2.10	1919 Street LLC	Commercial Loans	$13,460,345	0.4%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC designation.

	Bonds	1	2
3.01	NAIC 1	$1,249,308,482	37.9%
3.02	NAIC 2	$517,566,289	15.7%
3.03	NAIC 3	$18,654,140	0.6%
3.04	NAIC 4	$11,489,756	0.3%
3.05	NAIC 5	$3,024,931	0.1%
3.06	NAIC 6	$0	0.0%
	Preferred Stocks	3	4
3.07	NAIC 1	$0	0.0%
3.08	NAIC 2	$0	0.0%
3.09	NAIC 3	$0	0.0%
3.10	NAIC 4	$0	0.0%
3.11	NAIC 5	$3,276,084	0.1%
3.12	NAIC 6	$0	0.0%

4. Assets held in foreign investments:

4.01	Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets?			Yes [ ] No [ X ]
	If response to 4.01 above is yes, responses are not required for interrogatories 5-10.
4.02	Total admitted assets held in foreign investments	$312,059,549	9.5%
4.03	Foreign-currency-denominated investments	$66,140,447	2.0%
4.04	Insurance liabilities denominated in that same foreign currency	$0	0.0%

5. Aggregate foreign investment exposure categorized by NAIC sovereign designation:

		1	2
5.01	Countries designated NAIC-1	$306,351,145	9.3%
5.02	Countries designated NAIC-2	$5,708,404	0.2%
5.03	Countries designated NAIC-3 or below	$0	0.0%

56

Brighthouse Life Insurance Company of NY

SCHEDULE 2

Supplemental Investment Risks Interrogatories — (continued)

6. Largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation:

	Countries designated NAIC-1:	1	2
6.01	Country 1: United Kingdom	$180,726,726	5.5%
6.02	Country 2: Netherlands	$40,597,536	1.2%
	Countries designated NAIC-2:
6.03	Country 1: Mexico	$5,708,404	0.2%
6.04	Country 2:	$0	0.0%
	Countries designated NAIC-3 or below:
6.05	Country 1:	$0	0.0%
6.06	Country 2:	$0	0.0%

	1	2
7. Aggregate unhedged foreign currency exposure	$0	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:

		1	2
8.01	Countries designated NAIC-1	$0	0.0%
8.02	Countries designated NAIC-2	$0	0.0%
8.03	Countries designated NAIC-3 or below	$0	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign designation:

	Countries designated NAIC-1:	1	2
9.01	Country 1:	$0	0.0%
9.02	Country 2:	$0	0.0%
	Countries designated NAIC-2:
9.03	Country 1:	$0	0.0%
9.04	Country 2:	$0	0.0%
	Countries designated NAIC-3 or below:
9.05	Country 1:	$0	0.0%
9.06	Country 2:	$0	0.0%

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	1 Issuer	2 NAIC Designation	3	4
10.01	MORGAN STANLEY & CO INTERNATIONAL PLC	1	$125,786,625	3.8%
10.02	ABN AMRO GROUP NV	2.B	$16,259,001	0.5%
10.03	SIEMENS AG	1.E	$10,812,989	0.3%
10.04	FGP TOPCO LTD	2.A	$9,815,960	0.3%
10.05	KONINKLIJKE AHOLD DELHAIZE NV	2.A	$8,215,045	0.2%
10.06	CK WILLIAM UK HOLDINGS LTD	1.G	$8,000,000	0.2%
10.07	MITSUBISHI HC CAPITAL INC	2.A	$7,780,000	0.2%
10.08	WILLOW TOPCO LTD	2.B	$6,067,873	0.2%
10.09	BHP GROUP LTD	1.F	$5,922,234	0.2%
10.10	QUEEN MARY UNIVERSITY OF LONDON	1.E	$5,736,600	0.2%

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01	Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets?			Yes [ X ] No [ ]
	If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.
		1	2
11.02	Total admitted assets held in Canadian investments	$0	0.0%
11.03	Canadian-currency-denominated investments	$0	0.0%
11.04	Canadian-denominated insurance liabilities	$0	0.0%
11.05	Unhedged Canadian currency exposure	$0	0.0%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

12.01	Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total admitted assets?			Yes [ X ] No [ ]
	If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.
	1	2	3
12.02	Aggregate statement value of investments with contractual sales restrictions	$0	0.0%
	Largest three investments with contractual sales restrictions:
12.03		$0	0.0%
12.04		$0	0.0%
12.05		$0	0.0%

57

Brighthouse Life Insurance Company of NY

SCHEDULE 2

Supplemental Investment Risks Interrogatories — (continued)

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01	Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets?			Yes [ X ] No [ ]
	If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.
	1 Issuer	2	3
13.02		$0	0.0%
13.03		$0	0.0%
13.04		$0	0.0%
13.05		$0	0.0%
13.06		$0	0.0%
13.07		$0	0.0%
13.08		$0	0.0%
13.09		$0	0.0%
13.10		$0	0.0%
13.11		$0	0.0%

14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01	Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted assets?			Yes [ X ] No [ ]
	If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.
	1	2	3
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$0	0.0%
	Largest three investments held in nonaffiliated, privately placed equities:
14.03		$0	0.0%
14.04		$0	0.0%
14.05		$0	0.0%

  Ten largest fund managers:

	1 Fund Manager	2 Total Invested	3 Diversified	4 Nondiversified
14.06		$0	$0	$0
14.07		$0	$0	$0
14.08		$0	$0	$0
14.09		$0	$0	$0
14.10		$0	$0	$0
14.11		$0	$0	$0
14.12		$0	$0	$0
14.13		$0	$0	$0
14.14		$0	$0	$0
14.15		$0	$0	$0

15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01	Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets?			Yes [ X ] No [ ]
	If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.
	1	2	3
15.02	Aggregate statement value of investments held in general partnership interests	$0	0.0%
	Largest three investments in general partnership interests:
15.03		$0	0.0%
15.04		$0	0.0%
15.05		$0	0.0%

16. Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

16.01	Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets?			Yes [ ] No [ X ]
	If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.
	1 Type (Residential, Commercial, Agricultural)	2	3
16.02	Commercial Loans	$19,522,060	0.6%
16.03	Commercial Loans	$17,505,919	0.5%
16.04	Commercial Loans	$16,356,935	0.5%
16.05	Commercial Loans	$15,709,535	0.5%
16.06	Commercial Loans	$13,460,345	0.4%
16.07	Commercial Loans	$11,642,833	0.4%
16.08	Agricultural Loans	$10,000,000	0.3%
16.09	Commercial Loans	$6,666,667	0.2%
16.10	Commercial Loans	$6,657,240	0.2%
16.11	Commercial Loans	$6,293,376	0.2%

58

Brighthouse Life Insurance Company of NY

SCHEDULE 2

Supplemental Investment Risks Interrogatories — (continued)

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

		Loans
16.12	Construction loans	$0	0.0%
16.13	Mortgage loans over 90 days past due	$0	0.0%
16.14	Mortgage loans in the process of foreclosure	$0	0.0%
16.15	Mortgage loans foreclosed	$0	0.0%
16.16	Restructured mortgage loans	$0	0.0%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Loan to Value	Residential		Commercial		Agricultural
		1	2	3	4	5	6
17.01	above 95%	$0	0.0%	$3,982,528	0.1%	$0	0.0%
17.02	91 to 95%	$0	0.0%	$0	0.0%	$0	0.0%
17.03	81 to 90%	$0	0.0%	$1,000,000	0.0%	$0	0.0%
17.04	71 to 80%	$0	0.0%	$57,367,135	1.7%	$0	0.0%
17.05	below 70%	$0	0.0%	$119,663,313	3.6%	$46,216,034	1.4%

18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01	Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets?			Yes [ X ] No [ ]
	If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.
	Largest five investments in any one parcel or group of contiguous parcels of real estate.
	Description
	1	2	3
18.02		$0	0.0%
18.03		$0	0.0%
18.04		$0	0.0%
18.05		$0	0.0%
18.06		$0	0.0%

19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans:

19.01	Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's total admitted assets?			Yes [ X ] No [ ]
	If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.
	1	2	3
19.02	Aggregate statement value of investments held in mezzanine real estate loans:	$0	0.0%
	Largest three investments held in mezzanine real estate loans:
19.03		$0	0.0%
19.04		$0	0.0%
19.05		$0	0.0%

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

		At Year End		At End of Each Quarter
				1st Quarter	2nd Quarter	3rd Quarter
		1	2	3	4	5
20.01	Securities lending agreements (do not include assets held as collateral for such transactions)	$0	0.0%	$0	$0	$0
20.02	Repurchase agreements	$0	0.0%	$0	$0	$0
20.03	Reverse repurchase agreements	$0	0.0%	$0	$0	$0
20.04	Dollar repurchase agreements	$0	0.0%	$0	$0	$0
20.05	Dollar reverse repurchase agreements	$0	0.0%	$0	$0	$0

21. Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
		1	2	3	4
21.01	Hedging	$602,839	0.0%	$(10,081,000)	(0.3)%
21.02	Income generation	$0	0.0%	$0	0.0%
21.03	Other	$0	0.0%	$0	0.0%

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

		At Year End		At End of Each Quarter
				1st Quarter	2nd Quarter	3rd Quarter
		1	2	3	4	5
22.01	Hedging	$6,036,686	0.2%	$26,357,595	$29,101,017	$42,600,437
22.02	Income generation	$0	0.0%	$0	$0	$0
22.03	Replications	$0	0.0%	$0	$0	$0
22.04	Other	$0	0.0%	$0	$0	$0

59

Brighthouse Life Insurance Company of NY

SCHEDULE 2

Supplemental Investment Risks Interrogatories — (continued)

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

		At Year End		At End of Each Quarter
				1st Quarter	2nd Quarter	3rd Quarter
		1	2	3	4	5
23.01	Hedging	$0	0.0%	$0	$0	$0
23.02	Income generation	$0	0.0%	$0	$0	$0
23.03	Replications	$0	0.0%	$0	$0	$0
23.04	Other	$0	0.0%	$0	$0	$0

60

Brighthouse Life Insurance Company of NY

SCHEDULE 3

Statutory Summary Investment Schedule

Annual Statement for the year 2023 of the Brighthouse Life Insurance Company of NY

SUMMARY INVESTMENT SCHEDULE

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	1 Amount	2 Percentage of Column 1 Line 13	3 Amount	4 Securities Lending Reinvested Collateral Amount	5 Total (Col. 3 + 4) Amount	6 Percentage of Column 5 Line 13
1. Long-Term Bonds (Schedule D, Part 1):
1.01 U.S. governments	186,108,533	7.572	186,108,533	0	186,108,533	7.572
1.02 All other governments	5,920,519	0.241	5,920,519	0	5,920,519	0.241
1.03 U.S. states, territories and possessions, etc. guaranteed	6,554,363	0.267	6,554,363	0	6,554,363	0.267
1.04 U.S. political subdivisions of states, territories, and possessions, guaranteed	4,500,000	0.183	4,500,000	0	4,500,000	0.183
1.05 U.S. special revenue and special assessment obligations, etc. non-guaranteed	218,763,310	8.901	218,763,310	0	218,763,310	8.901
1.06 Industrial and miscellaneous	1,373,210,873	55.871	1,373,210,873	0	1,373,210,873	55.871
1.07 Hybrid securities	999,997	0.041	999,997	0	999,997	0.041
1.08 Parent, subsidiaries and affiliates	0	0.000	0	0	0	0.000
1.09 SVO identified funds	0	0.000	0	0	0	0.000
1.10 Unaffiliated bank loans	0	0.000	0	0	0	0.000
1.11 Unaffiliated certificates of deposit	0	0.000	0	0	0	0.000
1.12 Total long-term bonds	1,796,057,595	73.075	1,796,057,595	0	1,796,057,595	73.075
2. Preferred stocks (Schedule D, Part 2, Section 1):
2.01 Industrial and miscellaneous (Unaffiliated)	3,276,084	0.133	3,276,084	0	3,276,084	0.133
2.02 Parent, subsidiaries and affiliates	0	0.000	0	0	0	0.000
2.03 Total preferred stocks	3,276,084	0.133	3,276,084	0	3,276,084	0.133
3. Common stocks (Schedule D, Part 2, Section 2):
3.01 Industrial and miscellaneous Publicly traded (Unaffiliated)	0	0.000	0	0	0	0.000
3.02 Industrial and miscellaneous Other (Unaffiliated)	0	0.000	0	0	0	0.000
3.03 Parent, subsidiaries and affiliates Publicly traded	0	0.000	0	0	0	0.000
3.04 Parent, subsidiaries and affiliates Other	0	0.000	0	0	0	0.000
3.05 Mutual funds	0	0.000	0	0	0	0.000
3.06 Unit investment trusts	0	0.000	0	0	0	0.000
3.07 Closed-end funds	0	0.000	0	0	0	0.000
3.08 Exchange traded funds	0	0.000	0	0	0	0.000
3.09 Total common stocks	0	0.000	0	0	0	0.000
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Brighthouse Life Insurance Company of NY

SCHEDULE 3

Statutory Summary Investment Schedule — (continued)

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	1 Amount	2 Percentage of Column 1 Line 13	3 Amount	4 Securities Lending Reinvested Collateral Amount	5 Total (Col. 3 + 4) Amount	6 Percentage of Column 5 Line 13
4. Mortgage loans (Schedule B):
4.01 Farm mortgages	46,216,034	1.880	46,216,034	0	46,216,034	1.880
4.02 Residential mortgages	0	0.000	0	0	0	0.000
4.03 Commercial mortgages	182,012,977	7.405	182,012,977	0	182,012,977	7.405
4.04 Mezzanine real estate loans	0	0.000	0	0	0	0.000
4.05 Total valuation allowance	0	0.000	0	0	0	0.000
4.06 Total mortgage loans	228,229,011	9.286	228,229,011	0	228,229,011	9.286
5 Real estate (Schedule A):
5.01 Properties occupied by company	0	0.000	0	0	0	0.000
5.02 Properties held for production of income	0	0.000	0	0	0	0.000
5.03 Properties held for sale	0	0.000	0	0	0	0.000
5.04 Total real estate	0	0.000	0	0	0	0.000
6. Cash, cash equivalents and short-term investments:
6.01 Cash (Schedule E, Part 1)	237,515,240	9.664	237,515,240	0	237,515,240	9.664
6.02 Cash equivalents (Schedule E, Part 2)	3,986,003	0.162	3,986,003	0	3,986,003	0.162
6.03 Short-term investments (Schedule DA)	0	0.000	0	0	0	0.000
6.04 Total cash, cash equivalents and short-term investments	241,501,243	9.826	241,501,243	0	241,501,243	9.826
7. Contract loans	108,848	0.004	108,848	0	108,848	0.004
8. Derivatives (Schedule DB)	137,228,982	5.583	137,228,982	0	137,228,982	5.583
9. Other invested assets (Schedule BA)	36,174,700	1.472	36,174,700	0	36,174,700	1.472
10. Receivables for securities	15,225,484	0.619	15,225,484	0	15,225,484	0.619
11. Securities Lending (Schedule DL, Part 1)	0	0.000	0	XXX	XXX	XXX
12. Other invested assets (Page 2, Line 11)	12,468	0.001	12,468	0	12,468	0.001
13. Total invested assets	2,457,814,415	100.000	2,457,814,415	0	2,457,814,415	100.000

62

Brighthouse Life Insurance Company of NY

SCHEDULE 4

Reinsurance Contracts With Risk-Limiting Features

The Company had no reinsurance contracts entered on or after January 1, 1996, that are subject to Appendix A-791, Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual ("A-791") that includes risk-limiting features, as described in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance ("SSAP 61R").

The Company had no reinsurance contracts entered on or after January 1, 1996, that are not subject to A-791, for which reinsurance accounting was applied and includes risk-limiting features, as described in SSAP 61R.

The Company had no reinsurance contracts entered into, renewed or amended reinsurance contracts on or after January 1, 1996, that contain features described below which result in delays in payment in form or in fact:

a.  Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

b.  Payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

The Company did not have any contracts entered into, renewed or amended on or after January 1, 1996, not subject to A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP 61R.

The Company did not cede any risk during the period ended December 31, 2023 which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract entered into, renewed or amended on or after January 1, 1996, and either:

a.  Accounted for that contract as reinsurance under NAIC SAP and as a deposit under GAAP, or

b.  Accounted for that contract as reinsurance under GAAP and as a deposit under NAIC SAP.

63